[LOGO OMITTED]
                                    WILSHIRE
                               TARGET FUNDS, INC.



                                  ANNUAL REPORT

                         LARGE COMPANY GROWTH PORTFOLIO

                          LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                          SMALL COMPANY VALUE PORTFOLIO

                          WILSHIRE 5000 INDEX PORTFOLIO

                                 AUGUST 31, 2002
                                -----------------
                                www.wilfunds.com

                           WILSHIRE TARGET FUNDS, INC.

      Shareholder Letter ...............................................   1
      Large Company Growth Portfolio:
           Fund Commentary .............................................   3
      Large Company Value Portfolio:
           Fund Commentary .............................................   6
      Small Company Growth Portfolio:
           Fund Commentary .............................................   9
      Small Company Value Portfolio:
           Fund Commentary .............................................  12
      Wilshire 5000 Index Portfolio:
           Fund Commentary .............................................  15

      Statements of Investments:
           Large Company Growth Portfolio ..............................  19
           Large Company Value Portfolio ...............................  24
           Small Company Growth Portfolio ..............................  29
           Small Company Value Portfolio ...............................  34
           Wilshire 5000 Index Portfolio ...............................  39

      Statements of Assets and Liabilities .............................  78
      Statements of Operations .........................................  80
      Statements of Changes in Net Assets ..............................  81

      Financial Highlights:
           Large Company Growth Portfolio ..............................  85
           Large Company Value Portfolio ...............................  87
           Small Company Growth Portfolio ..............................  89
           Small Company Value Portfolio ...............................  91
           Wilshire 5000 Index Portfolio ...............................  93
           Notes to Financial Statements ...............................  97


             ------------------------------------------------------

THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO, SMALL COMPANY VALUE PORTFOLIO AND WILSHIRE 5000 INDEX PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

     Wilshire Target Funds, Inc. are distributed by PFPC Distributors, Inc.

Dear Wilshire Target Fund Shareholder,

We are pleased to present this annual report to all shareholders of the Wilshire Target Funds, Inc. (the "Fund"). This report covers the one-year period ended August 31, 2002 (the "period"), for all share classes of the Large Company Growth, Large Company Value, Small Company Growth, Small Company Value and Wilshire 5000 Index Portfolios.

MARKET ENVIRONMENT AND FUND PERFORMANCE OVERVIEW

The last year began with the tragic events of September 11, 2001. The terrorist attacks on New York City, the Pentagon, and the plane crash in rural Pennsylvania unnerved the entire country and diminished whatever hope there was for a speedy turnaround to the economic slowdown that had mired the markets to that point. When trading resumed after an unprecedented four-business day closure, the equity markets struggled to overcome the initial market reaction. While the markets were able to bounce back shortly after the attacks in September, the rally was short-lived and general economic weakness continued to pervade for the remainder of the period. During the year, corporate confidence concerns revolving around corporate scandals and geopolitical uncertainty weighed heavily on investors. It was these high-profile events that made investors wary during the year. Stocks were particularly hard-hit over the summer of 2002, when mounting concerns over the economy and a weak labor market exacerbated an already wary investing populace.

On an encouraging note, the United States economy showed some slight positive notes over the last year following military action in Afghanistan and an aggressive approach to adjusting interest rates by the Federal Reserve. GDP statistics grew to record levels following the end of 2001 as retailers unloaded inventory and manufacturers ramped up production on news of renewed consumer confidence. An extremely robust housing market also buoyed the economy, as investors took advantage of low interest rates and a renewed demand in real estate and other alternative investments. But as the economy continued its upward surge, equity markets continued to struggle, and by the end of the summer of 2002 confidence among consumers had weakened and the specter of a double-dip recession weighed on the minds of economists and analysts.

Signaling the difficulty experienced by investors over the last year, the Wilshire 5000 Index fell approximately 16%. Most broad market indices fell in line with the Index, with international markets also struggling through the period. There was little good news for stock investors although there were isolated pockets of positive performance.

From an investment perspective for the period, the value style, focusing on inexpensively priced stocks that provide stable streams of earnings, has been a strong performing area of the market - outperforming the growth style in both the large and small spaces. Investors' reluctance to invest in the growth area of the market is symptomatic of the hesitation that has plagued the market at large during the last year - and caused the severe deterioration of market values.

We encourage all shareholders to visit www.wilfunds.com. Fund management has added an e-mail distribution list that features the free delivery of an electronic copy of our monthly market commentary and other relevant market research pieces. We maintain the list in the strictest of confidence and would never sell or distribute the addresses to any outside party. It is our goal to build a list of 100% of our shareholders so that we are better able to communicate with our clients. Access to daily net asset values and quarterly performance reports for the Portfolios is available on the site; prospectuses and account applications are available, as well.

Despite the difficult year in the equity markets, we remain confident in our long-term strategies. Thank you for your continued confidence in the Wilshire Target Funds.

Sincerely,


/S/Michael P. O'Keeffe
Michael P. O'Keeffe, CFA
President and Chairman of the Board

--------------------------------------------------------------------------------
     LARGE COMPANY GROWTH PORTFOLIO                    [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY
--------------------------------------------------------------------------------

The Large Company Growth Portfolio's Investment Class Shares (the "Fund") returned -16.6% while Institutional Class Shares returned -16.4% during the year ended August 31, 2002 (the "period"). Both classes of the Fund outperformed the Target Large Company Growth Index, with the Index returning -17.1% over the period.

The performance of the Fund benefited most from strong returns in the Apparel and Energy sectors, as consumers maintained high rates of spending and geopolitical concerns drove energy prices higher. The Fund's underweight positions in Media, Telephone, and Producer Goods sectors also provided positive performance. Drags on performance included the Business Services and Electronics sectors. Underperformance coupled with an overweight position relative to the benchmark significantly impacted the Portfolio. A number of holdings in Technology struggled throughout the year as disappointments over earnings revisions created a general disfavor in the market. Conversely, strength in old economy sectors such as Shipping and Steel provided assistance to the Fund for the period.

                             PORTFOLIO INFORMATION 1
                             (As of August 31, 2002)
                  ---------------------------------------------
                  AVERAGE 5-YEAR SALES GROWTH..... 16.6%
                  AVERAGE 5-YEAR EARNINGS GROWTH.. 11.4%
                  AVERAGE 5-YEAR RETURN ON EQUITY  25.3%
                  AVERAGE MARKET CAPITALIZATION...$82.3 BILLION
                  ---------------------------------------------

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE 5-YEAR NUMBERS ARE CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED AUGUST 31, 2002 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF AUGUST 31, 2002 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

Intel, Texas Instruments, and Sun Microsystems were all sharply lower. AIG and GE also hurt performance. Encouraging returns came from Procter and Gamble, AutoZone, and Univision Communications, which posted consistently positive performance over the past year. Other significantly positive performing holdings included Dell, SBA Communications and Immunex Corporation.

On a general style basis, the large growth area experienced a difficult year. Many high-profile companies revealed accounting irregularities and some large growth stocks declared bankruptcy, casting a pall over the sector throughout the year. Additionally, with growth stocks falling out of favor following the burst of the Internet bubble, the large growth sector was particularly hard hit, as many of the major holdings in the Index were high-capitalization technology and telecom companies.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE TARGET LARGE COMPANY GROWTH INDEX IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE LARGE GROWTH SECTOR OF THE MARKET. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     LARGE COMPANY GROWTH PORTFOLIO                    [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

    ONE YEAR ENDED 8/31/02.....................................   (16.61)%
    FIVE YEARS ENDED 8/31/02...................................     2.53%+
    INCEPTION (9/30/92) THROUGH 8/31/02........................    10.21%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

    ONE YEAR ENDED 8/31/02.....................................   (16.39)%
    FIVE YEARS ENDED 8/31/02...................................     2.80%+
    INCEPTION (7/15/96) THROUGH 8/31/02........................     9.20%+

*  ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

+ DURING CERTAIN PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED 8/31/02 THERE WERE NO WAIVERS OR REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2002)

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Consumer Non-Durables 50.4%
Technology 21.3%
Finance 15.3%
Materials & Services 6.8%
Utilities 2.2%
Energy 1.4%
Consumer Durables 1.2%
Capital Goods 1.1%
Transportation 0.3%

** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
     LARGE COMPANY GROWTH PORTFOLIO                    [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY
  GROWTH PORTFOLIO, THE WILSHIRE 5000 INDEX AND THE TARGET LARGE COMPANY GROWTH
                      INDEX FROM INCEPTION THROUGH 8/31/02.

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Large Company
                Growth Portfolio                                   Target
                   Investment              Wilshire             Large Company
Date              Class Shares            5000 Index            Growth Index
9/30/92             $10,000                $10,000                $10,000
8/31/93              10,245                 11,704                 10,299
8/31/94              10,893                 12,264                 10,997
8/31/95              14,491                 14,958                 13,727
8/31/96              17,665                 17,532                 16,847
8/31/97              24,889                 24,066                 24,058
8/31/98              27,777                 24,712                 27,078
8/31/99              41,241                 34,317                 40,720
8/31/00              53,135                 41,181                 52,164
8/31/01              33,831                 30,655                 32,850
8/31/02              26,229                 25,579                 27,243

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                   Large Company
                Growth Portfolio                                   Target
                  Institutional            Wilshire             Large Company
Date              Class Shares            5000 Index            Growth Index
7/15/96             $10,000                $10,000                $10,000
8/31/96              10,591                 10,468                  9,777
8/31/97              14,942                 14,369                 13,963
8/31/98              16,701                 14,755                 15,715
8/31/99              24,850                 20,490                 23,633
8/31/00              32,112                 24,588                 30,275
8/31/01              20,510                 18,303                 19,066
8/31/02              17,150                 15,272                 15,823


PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX AND THE TARGET LARGE COMPANY GROWTH INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE TARGET LARGE COMPANY GROWTH INDEX IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE LARGE GROWTH SECTOR OF THE MARKET. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     LARGE COMPANY VALUE PORTFOLIO                     [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY
--------------------------------------------------------------------------------

The Large Company Value Portfolio's Investment Class Shares (the "Fund") returned -10.9% while Institutional Class Shares returned -10.7% during the year ended August 31, 2002 (the "period"). Both classes of the Fund outperformed the Target Large Company Value Index, with the Index returning -11.8% over the period.

The performance of the Fund benefited most from strong returns in the Consumer Durables sector, as consumer demand remained strong throughout the period despite uncertainty surrounding the economy and equity markets. The Fund's underweight positions in Electronics and Utilities relative to the benchmark also provided positive performance as these two sectors fell on earnings concerns. Drags on performance included the Business Services and Finance sectors, which underperformed and were in overweight positions taken by management. A number of Technology holdings disappointed the market with earnings downgrades as investors exhibited a general concern over the sector. Strength in old economy sectors such as Freight and Agriculture provided assistance to the Fund over the period.

                             PORTFOLIO INFORMATION 1
                             (As of August 31, 2002)
                  ---------------------------------------------
                  DIVIDEND YIELD 2.............     2.2%
                  AVERAGE PRICE/BOOK RATIO.....     3.4
                  AVERAGE PRICE/EARNINGS RATIO.    18.2
                  AVERAGE MARKET CAPITALIZATION   $56.6 BILLION
                  ---------------------------------------------

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE BOOK/PRICE RATIO IS CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.

2 THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE YIELD OF THE PORTFOLIO ITSELF.

Many of the Technology and Finance bellwethers held by the Fund had a difficult year. Micron Technology, Agilent and Sun Microsystems were lower for the period, with Household International and U.S. Bancorp also hurting performance. Encouraging returns came from 3M, Corning and Newell Rubbermaid, which posted consistently positive performance over the past year. Other significantly positive performing holdings included Coca-Cola, Energizer, and Pharmacia Corporation.

On a general style basis, the large value environment experienced a mixed year. While various Technology and Communications stocks suffered through the period, the Consumer and Retail sectors provided some encouragement. Additionally, value stocks were able to maintain a strong bias relative to growth stocks, resulting in both the large and small value sectors outperforming their growth counterparts. However, this did not prevent the Fund from posting a negative absolute return.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE TARGET LARGE COMPANY VALUE INDEX IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE LARGE VALUE SECTOR OF THE MARKET. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     LARGE COMPANY VALUE PORTFOLIO                     [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

    ONE YEAR ENDED 8/31/02.....................................   (10.94)%
    FIVE YEARS ENDED 8/31/02...................................     3.09%+
    INCEPTION (9/30/92) THROUGH 8/31/02........................    10.07%+

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


    ONE YEAR ENDED 8/31/02.....................................   (10.71)%
    FIVE YEARS ENDED 8/31/02...................................     3.34%+
    INCEPTION (7/15/96) THROUGH 8/31/02........................     8.39%+

*  ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

+ DURING CERTAIN PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED 8/31/02 THERE WERE NO WAIVERS OR REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2002)

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Consumer Non-Durables 30.7%
Finance 16.2%
Capital Goods 12.6%
Materials & Services 12.6%
Technology 9.9%
Energy 7.6%
Consumer Durables 4.0%
Utilities 3.9%
Transportation 2.5%

** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
     LARGE COMPANY VALUE PORTFOLIO                     [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF LARGE COMPANY
   VALUE PORTFOLIO, THE WILSHIRE 5000 INDEX AND THE TARGET LARGE COMPANY VALUE
                                     INDEX
                         FROM INCEPTION THROUGH 8/31/02.

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Large Company
                 Value Portfolio                                    Target
                   Investment              Wilshire            Large Company
Date              Class Shares            5000 Index             Value Index
9/30/92             $10,000                $10,000                $10,000
8/31/93              12,292                 11,704                 12,335
8/31/94              11,850                 12,264                 11,992
8/31/95              14,097                 14,958                 14,587
8/31/96              16,568                 17,532                 17,280
8/31/97              22,246                 24,066                 23,427
8/31/98              22,544                 24,712                 23,941
8/31/99              26,776                 34,317                 28,664
8/31/00              26,837                 41,181                 27,633
8/31/01              30,655                 29,091                 29,221
8/31/02              25,907                 25,579                 25,764

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Large Company
                 Value Portfolio                                  Target
                  Institutional            Wilshire            Large Company
Date              Class Shares            5000 Index            Value Index
7/15/96             $10,000                $10,000                $10,000
8/31/96              10,355                 10,468                  9,962
8/31/97              13,905                 14,369                 13,506
8/31/98              14,111                 14,755                 13,802
8/31/99              16,796                 20,490                 16,525
8/31/00              17,141                 24,588                 15,930
8/31/01              18,303                 18,355                 16,846
8/31/02              16,387                 15,272                 14,853

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX AND THE TARGET LARGE COMPANY VALUE INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE TARGET LARGE COMPANY VALUE INDEX IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE LARGE VALUE SECTOR OF THE MARKET. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     SMALL COMPANY GROWTH PORTFOLIO                    [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY
--------------------------------------------------------------------------------

The Small Company Growth Portfolio's Investment Class Shares (the "Fund") returned -7.9% while the Institutional Class Shares returned -7.7% during the year ended August 31, 2002 (the "period"). Both classes of the Fund underperformed the Target Small Company Growth Index, with the Index returning -6.1% over the period.

The performance of the Fund benefited most from strong returns in the Consumer Durables and Construction sectors, as consumer demand and the housing market remained strong throughout the period. The Fund's underweight positions in Telecommunications and Business Services relative to the benchmark also provided positive performance. Drags on performance included the Electronics and Finance sectors, which underperformed and were overweight in positions taken by management. The majority of small-capitalization technology holdings struggled with earnings revisions and a general wariness of the public. Strength in old economy sectors such as Insurance and Motor Vehicles added to Fund performance.

                             PORTFOLIO INFORMATION 1
                             (As of August 31, 2002)
                  ---------------------------------------------
                  AVERAGE 5-YEAR SALES GROWTH..... 23.2%
                  AVERAGE 5-YEAR EARNINGS GROWTH.. 10.9%
                  AVERAGE 5-YEAR RETURN ON EQUITY  17.3%
                  AVERAGE MARKET CAPITALIZATION... $1.0 BILLION
                  ---------------------------------------------

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE 5-YEAR NUMBERS ARE CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED AUGUST 31, 2002 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF AUGUST 31, 2002 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

The Transportation and Telephone sectors experienced a difficult year. The impact of September 11 on the Transportation sector was felt particularly hard in the smaller cap stocks, as these companies were unable to weather the slowdown in travel that occurred following the terrorist attacks. Atlantic Coast Airlines and Optical Cable Corporation were major detractors for the period, and Actuate Software and CryoLife Inc. also hurt performance. Strong returns came from Michaels Stores, Rent-A-Center, Inc., and Corinthian Colleges, which posted outstanding performances over the time period. Other significantly positive performing holdings included L-3 Communications, SCM Microsystems, and Apollo Group, Inc.

On a general style basis, the small growth style was out of favor. Investors generally favored stocks with a stable stream of earnings, particularly those more established companies whose market capitalization classify them as a large-cap stock. While various technology and communications stocks suffered through the period, this problem was exacerbated by the negative bias towards both the growth sector and the "flight to quality" that hurt small-capitalization stocks.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE TARGET SMALL COMPANY GROWTH INDEX IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE SMALL GROWTH SECTOR OF THE MARKET. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     SMALL COMPANY GROWTH PORTFOLIO                    [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


    ONE YEAR ENDED 8/31/02.....................................    (7.90)%
    FIVE YEARS ENDED 8/31/02...................................    (1.11)%
    INCEPTION (10/1/92) THROUGH 8/31/02........................     7.92%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*


    ONE YEAR ENDED 8/31/02.....................................    (7.67)%
    FIVE YEARS ENDED 8/31/02...................................    (0.89)%
    INCEPTION (7/15/96) THROUGH 8/31/02........................     3.39%

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED AUGUST 31, 2002, FEES AND EXPENSES TOTALING 0.06% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2002)

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Materials & Services 25.4%
Consumer Non-Durables 25.0%
Technology 13.2%
Finance 12.8%
Consumer Durables 9.2%
Capital Goods 7.1%
Energy 4.0%
Transportation 2.3%
Utilities 1.0%

** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
     SMALL COMPANY GROWTH PORTFOLIO                    [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY
  GROWTH PORTFOLIO, THE WILSHIRE 5000 INDEX AND THE TARGET SMALL COMPANY GROWTH
                      INDEX FROM INCEPTION THROUGH 8/31/02.

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Small Company
                Growth Portfolio                                  Target
                   Investment              Wilshire             Small Company
Date              Class Shares            5000 Index            Growth Index
9/30/92             $10,000                $10,000                $10,000
8/31/93              12,850                 11,704                 13,052
8/31/94              13,516                 12,264                 13,952
8/31/95              16,632                 14,958                 18,471
8/31/96              19,543                 17,532                 20,480
8/31/97              22,506                 24,066                 25,925
8/31/98              16,651                 24,712                 19,067
8/31/99              20,114                 34,317                 23,494
8/31/00              26,837                 41,181                 31,124
8/31/01              23,115                 30,655                 26,455
8/31/02              21,287                 25,579                 24,831

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Small Company
                Growth Portfolio                                  Target
                 Institutional             Wilshire             Small Company
Date              Class Shares            5000 Index            Growth Index
7/15/96             $10,000                $10,000                $10,000
8/31/96              11,141                 10,468                  96,41
8/31/97              12,828                 14,369                 12,205
8/31/98               9,499                 14,755                  89,76
8/31/99              11,497                 20,490                 11,060
8/31/00              15,389                 24,588                 14,653
8/31/01              13,287                 18,303                 12,455
8/31/02              12,268                 15,272                 11,690

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX AND THE TARGET SMALL COMPANY GROWTH INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE TARGET SMALL COMPANY GROWTH INDEX IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE SMALL GROWTH SECTOR OF THE MARKET. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO                     [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY
--------------------------------------------------------------------------------

The Small Company Value Portfolio's Investment Class Shares (the "Fund") returned -3.6% while the Institutional Class Shares returned -3.3% during the year ended August 31, 2002 (the "period"). Both classes of the Fund underperformed the Target Small Company Value Index, with the Index returning -1.9% over the period.

The Fund benefited most from strong returns in the Retail and Automobile sectors, as consumer demand and stronger retail and auto incentives resulted in positive performance over the period, particularly in the fourth quarter of 2001. The Fund's underweight positions in Telecommunications and Electronics relative to the benchmark also provided positive performance as these two sectors lagged for the period. Drags on performance included the Metals and Producer Goods sectors, which underperformed and were in overweight positions taken by management. Despite the troubling returns in a variety of sectors, the Fund was able to capture isolated pockets of strong performance through strong stock selection.

                             PORTFOLIO INFORMATION 1
                             (As of August 31, 2002)
                  ---------------------------------------------
                  DIVIDEND YIELD 2................  1.8%
                  AVERAGE PRICE/BOOK RATIO........  1.7
                  AVERAGE PRICE/EARNINGS RATIO.... 16.2
                  AVERAGE MARKET CAPITALIZATION... $0.9 BILLION
                  ---------------------------------------------

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE BOOK/PRICE RATIO IS CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.

2 THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE YIELD OF THE PORTFOLIO ITSELF.

Individual stocks held by the Fund posted generally mixed returns, with many of the Aerospace and Energy stocks having a difficult year. Crane Company and IDACORP Inc. were major detractors for the period. Quanta Services and Foster Wheeler also hurt performance. Strong returns came from Dillards, Dean Foods and Staten Island Bancorp, which posted outstanding performance over the past year. Other significantly positive performing holdings included Hovnanian Enterprises, Pennzoil-Quaker State, and PacifiCare Health Systems.

On a general style basis, the small value environment had the best year of the four style categories based on absolute performance. This style was able to take advantage of the value bias that many investors took hoping to insulate themselves from further growth stock losses following the collapse of technology shares, while avoiding most of the high-profile bankruptcies and accounting questions that surrounded some large-capitalization companies.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE TARGET SMALL COMPANY VALUE INDEX IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE SMALL CAPITALIZATION VALUE SECTOR OF THE MARKET. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO                     [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

    ONE YEAR ENDED 8/31/02.....................................    (3.59)%
    FIVE YEARS ENDED 8/31/02...................................     2.28%
    INCEPTION (9/30/92) THROUGH 8/31/02........................     8.30%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*

    ONE YEAR ENDED 8/31/02.....................................    (3.34)%
    FIVE YEARS ENDED 8/31/02...................................     2.48%
    INCEPTION (7/15/96) THROUGH 8/31/02........................     7.50%

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED AUGUST 31, 2002, FEES AND EXPENSES TOTALING 0.05% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2002)

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Materials & Services 25.2%
Consumer Non-Durables 24.3%
Consumer Durables 11.7%
Capital Goods 10.3%
Energy 8.0%
Finance 6.8%
Utilities 5.3%
Technology 4.5%
Transportation 3.9%

** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
     SMALL COMPANY VALUE PORTFOLIO                     [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF SMALL COMPANY
   VALUE PORTFOLIO, THE WILSHIRE 5000 INDEX AND THE TARGET SMALL COMPANY VALUE
                      INDEX FROM INCEPTION THROUGH 8/31/02.

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Small Company
                Value Portfolio                                   Target
                   Investment              Wilshire            Small Company
Date              Class Shares            5000 Index            Value Index
9/30/92             $10,000                $10,000                $10,000
8/31/93              11,974                 11,704                 12,569
8/31/94              11,972                 12,264                 12,875
8/31/95              13,391                 14,958                 14,880
8/31/96              14,735                 17,532                 16,647
8/31/97              19,706                 24,066                 22,553
8/31/98              17,975                 24,712                 20,680
8/31/99              19,841                 34,317                 22,142
8/31/00              18,684                 41,181                 20,436
8/31/01              23,781                 30,655                 26,144
8/31/02              22,048                 25,579                 25,645

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Small Company
                 Value Portfolio                                   Target
                  Institutional            Wilshire            Small Company
Date              Class Shares            5000 Index            Value Index
7/15/96             $10,000                $10,000                $10,000
8/31/96              10,304                 10,468                  9,896
8/31/97              13,781                 14,369                 13,407
8/31/98              12,578                 14,755                 12,294
8/31/99              13,389                 20,490                 13,163
8/31/00              12,638                 24,588                 12,149
8/31/01              16,115                 18,303                 15,542
8/31/02              15,578                 15,272                 15,246

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX AND THE TARGET SMALL COMPANY VALUE INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. THE TARGET SMALL COMPANY VALUE INDEX IS AN UNMANAGED INDEX WHICH IS A FOCUSED MEASUREMENT OF THE SMALL CAPITALIZATION VALUE SECTOR OF THE MARKET. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX PORTFOLIO                     [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY
--------------------------------------------------------------------------------

The Wilshire 5000 Index Portfolio's Investment Class Shares (the "Fund") returned -16.9% while the Institutional Class Shares returned -16.6% during the year ended August 31, 2002 (the "period"). The Investment Class underperformed the Wilshire 5000 Index, while the Institutional Class closely followed the Index, with the Index returning -16.6% over the period.

The Fund benefited from strong returns in the Consumer Discretionary and Banking sectors, as economic and corporate uncertainty caused investors to favor old economy, or more stable stocks. The Fund's underweight positions in Telecommunication stocks relative to the benchmark also provided positive performance as this sector suffered significantly on concerns of earnings and questions concerning subscriber base growth estimates. Drags on performance included the Business Services and Electronics sectors, which underperformed relative to the broader market and were in overweight positions taken by management. Technology and Business Services holdings struggled throughout the year as a result of legal and ethical concerns surrounding these two embattled sectors. These concerns allowed sectors such as gold and tobacco that had been out of favor, for the most part, during the Internet boom to prosper and the Fund benefited accordingly.

                             PORTFOLIO INFORMATION 1
                             (As of August 31, 2002)
                  ---------------------------------------------
                  DIVIDEND YIELD 2...............   1.6%
                  AVERAGE PRICE/EARNINGS RATIO...  27.8
                  AVERAGE 5-YEAR EARNINGS GROWTH    7.4%
                  AVERAGE MARKET CAPITALIZATION.. $65.0 BILLION
                  ---------------------------------------------

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE 5-YEAR NUMBER IS CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED AUGUST 31, 2002 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF AUGUST 31, 2002 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.

2 THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OR THE YIELD OF THE PORTFOLIO ITSELF.

The Fund, similar to the broad market, suffered from the decay of Technology and Business Services bellwethers experienced. Lucent, Intel and Novellus were all sharply lower, and Rite-Aid and Morgan Stanley also hurt performance. Encouraging returns came from TRW, AutoZone, and Philip Morris, all of which posted consistently positive performance over the past year. Other significantly positive performing holdings included Energizer, KB HOME, and Coach.

On a general style basis, the entire market had a very difficult year. Many high-profile large growth stocks revealed accounting irregularities and some declared bankruptcy, casting a pall over equity markets throughout the year. Additionally, with growth stocks falling out of favor following the burst of the Internet bubble, the large growth sector was particularly hard hit, as many of the sizable holdings in the Index fell into this category.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF MUTUAL FUNDS WILL VARY WITH MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX PORTFOLIO                     [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             INVESTMENT CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
    ONE YEAR ENDED 8/31/02....................................    (16.85)%
    INCEPTION (2/1/99) THROUGH 8/31/02........................     (7.42)%

                           INSTITUTIONAL CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
    ONE YEAR ENDED 8/31/02....................................    (16.58)%
    INCEPTION (2/1/99) THROUGH 8/31/02........................     (7.16)%

                             QUALIFIED CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
    ONE YEAR ENDED 8/31/02....................................    (16.93)%
    INCEPTION (5/10/00) THROUGH 8/31/02.......................    (15.19)%

                            HORACE MANN CLASS SHARES
                          AVERAGE ANNUAL TOTAL RETURN*
    ONE YEAR ENDED 8/31/02....................................    (16.85)%
    INCEPTION (12/10/99) THROUGH 8/31/02......................     (9.63)%

* ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE YEAR ENDED AUGUST 31, 2002, FEES AND EXPENSES TOTALING 0.14% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of August 31, 2002)

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Consumer Non-Durables 31.7%
Finance 22.8%
Technology 16.2%
Materials & Services 8.9%
Utilities 6.3%
Energy 5.8%
Capital Goods 4.6%
Consumer Durables 2.1%
Transportation 1.6%

** BASED ON PERCENT OF PORTFOLIO'S TOTAL MARKET VALUE.

--------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX PORTFOLIO                     [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF WILSHIRE 5000
   INDEX PORTFOLIO AND THE WILSHIRE 5000 INDEX FROM INCEPTION THROUGH 8/31/02.

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                    Wilshire
                   5000 Index
                   Portfolio
                   Investment              Wilshire
Date              Class Shares            5000 Index
2/1/99              $10,000                $10,000
8/31/99              10,320                 10,347
8/31/00              12,295                 12,416
8/31/01               9,120                  9,245
8/31/02               7,585                  7,714

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                    Wilshire
                   5000 Index
                   Portfolio
                  Institutional            Wilshire
Date              Class Shares            5000 Index
2/1/99              $10,000                $10,000
8/31/99              10,330                 10,347
8/31/00              12,339                 12,416
8/31/01               9,185                  9,245
8/31/02               7,662                  7,714

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN INVESTMENT CLASS SHARES AND INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     WILSHIRE 5000 INDEX PORTFOLIO                     [LETREES GRAPHIC OMITTED]
     FUND COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN SHARES OF WILSHIRE 5000
                   INDEX PORTFOLIO AND THE WILSHIRE 5000 INDEX
                         FROM INCEPTION THROUGH 8/31/02.

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                    Wilshire
                   5000 Index
                   Portfolio
                   Horace Mann             Wilshire
Date                  Class               5000 Index
12/10/99            $10,000                $10,000
8/31/00              12,308                 11,785
8/31/01               9,134                  8,773
8/31/02               7,595                  7,320

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                    Wilshire
                   5000 Index
                   Portfolio
                    Qualified              Wilshire
Date                  Class               5000 Index
5/10/00             $10,000                $10,000
8/31/00              11,179                 10,895
8/31/01               8,284                  8,110
8/31/02               6,882                  6,767

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE. THESE CHARTS COMPARE A $10,000 INVESTMENT MADE IN HORACE MANN CLASS SHARES AND QUALIFIED CLASS SHARES OF THE PORTFOLIO ON THEIR RESPECTIVE INCEPTION DATES TO A $10,000 INVESTMENT MADE IN THE WILSHIRE 5000 INDEX ON THOSE DATES. ALL DIVIDENDS AND CAPITAL GAINS ARE REINVESTED. FURTHER INFORMATION RELATING TO THE PORTFOLIO'S PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE RESPECTIVE PROSPECTUS AND ELSEWHERE IN THIS REPORT. THE WILSHIRE 5000 INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF ALL U.S. HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA. AN INDIVIDUAL CANNOT INVEST DIRECTLY IN ANY INDEX.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY GROWTH PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS                          [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
COMMON STOCKS - 99.8%
            Aerospace - 0.3%
    13,900  General Dynamics Corporation .......................  $  1,093,096
                                                                  ------------
            Banks - 5.2%
    83,246  Bank of New York Company, Inc. .....................     2,926,097
    24,700  BB&T Corporation ...................................       939,835
    13,330  BSB Bancorp, Inc. ..................................       297,926
    13,000  Commerce Bancshares, Inc. ..........................       558,350
    28,487  Fifth Third Bancorp ................................     1,909,199
    32,700  First Tennessee National
              Corporation ......................................     1,252,410
    11,656  Hudson City Bancorp, Inc. ..........................       215,869
    21,000  Mellon Financial Corporation .......................       580,650
   119,400  Regions Financial Corporation ......................     4,264,968
    14,100  State Street Corporation ...........................       610,812
   157,100  U.S. Bancorp .......................................     3,376,079
     6,533  Zions Bancorporation ...............................       356,832
                                                                  ------------
                                                                    17,289,027
                                                                  ------------
            Business Machines - 15.3%
    20,100  Adobe Systems, Inc. ................................       404,010
   445,800  Cisco Systems, Inc.* ...............................     6,160,956
    16,262  Comverse Technology, Inc.* .........................       133,023
   259,200  Dell Computer Corporation* .........................     6,899,904
    16,800  Electro Rent Corporation* ..........................       171,360
    35,428  Hewlett-Packard Company ............................       475,798
    18,800  IKON Office Solutions, Inc. ........................       173,900
   161,200  International Business
              Machines Corporation ...............................  12,151,256
    16,000  Lexmark International
              Group, Inc.* .......................................     755,200
    24,487  Microchip Technology, Inc.* ........................       515,452
   329,974  Microsoft Corporation* .............................    16,195,124
    13,500  NCR Corporation* ...................................       379,350
     9,400  Network Appliance, Inc.* ...........................        89,676
   522,300  Oracle Corporation* ................................     5,008,857
    27,200  Pitney Bowes, Inc. .................................       986,000
    40,500  Siebel Systems, Inc.* ..............................       343,035
     7,500  Unisys Corporation* ................................        66,750
                                                                  ------------
                                                                    50,909,651
                                                                  ------------


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services - 5.4%
    10,700  Affiliated Computer Services,
              Inc., Class A* ...................................  $    476,150
    71,528  Automatic Data Processing, Inc. ....................     2,701,613
    20,100  Brocade Communications
              Systems, Inc.* ...................................       290,847
     6,700  CDW Computer Centers, Inc.* ........................       287,564
     7,718  Cendant Corporation* ...............................       110,445
     5,300  Ceridian Corporation* ..............................        85,171
     5,700  Certegy, Inc.* .....................................       187,302
    20,143  Cintas Corporation .................................       886,493
    17,500  Computer Sciences Corporation* .....................       644,525
    44,800  Concord EFS, Inc.* .................................       914,368
    24,100  Convergys Corporation* .............................       431,149
     3,300  DST Systems, Inc.* .................................       112,464
    13,700  eBay, Inc.* ........................................       774,324
     4,700  Ecolab, Inc. .......................................       211,688
    15,100  Equifax, Inc. ......................................       351,528
    70,500  First Data Corporation .............................     2,449,875
    29,300  Fiserv, Inc.* ......................................     1,078,533
    24,400  H & R Block, Inc. ..................................     1,193,160
    12,100  IMS Health, Inc. ...................................       210,540
     8,100  InFocus Corporation* ...............................        90,315
     8,100  Interpublic Group of
              Companies, Inc. ..................................       147,663
     5,900  Kelly Services, Inc., Class A ......................       139,181
    71,700  KPMG Consulting, Inc.* .............................       727,755
    21,643  Omnicom Group, Inc. ................................     1,309,401
    21,524  Paychex, Inc. ......................................       503,662
    14,100  PeopleSoft, Inc.* ..................................       226,728
     9,300  Performance Food Group
              Company* .........................................       322,245
     3,200  Pittston Brink's Group .............................        77,120
     9,800  Pixar, Inc.* .......................................       478,632
    13,028  Robert Half International, Inc.* ...................       225,645
     7,400  Symantec Corporation* ..............................       211,640
     7,200  URS Corporation ....................................       168,840
                                                                  ------------
                                                                    18,026,566
                                                                  ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY GROWTH PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Construction - 0.5%
    15,750  D.R. Horton, Inc. ..................................  $    326,970
    53,213  Masco Corporation ..................................     1,285,626
                                                                  ------------
                                                                     1,612,596
                                                                  ------------
            Containers - 0.1%
    20,400  Owens-Illinois, Inc.* ..............................       238,680
                                                                  ------------
            Cosmetics - 5.2%
    64,400  Colgate-Palmolive Company ..........................     3,513,020
   154,700  Procter & Gamble Company ...........................    13,714,155
                                                                  ------------
                                                                    17,227,175
                                                                  ------------
            Domestic Oil - 0.9%
     7,600  Conoco, Inc. .......................................       186,580
    24,700  CONSOL Energy, Inc. ................................       349,011
     9,200  Diamond Offshore Drilling, Inc. ....................       205,528
    36,800  Patterson-UTI Energy, Inc.* ........................       919,264
     8,800  Phillips Petroleum Company .........................       462,704
     7,700  Vintage Petroleum, Inc. ............................        78,078
    44,600  XTO Energy, Inc. ...................................       903,150
                                                                  ------------
                                                                     3,104,315
                                                                  ------------
            Drugs & Medicine - 24.9%
   151,086  Abbott Laboratories ................................     6,047,972
    14,000  Allergan, Inc. .....................................       822,080
    60,500  Amgen, Inc.* .......................................     2,724,315
    18,900  Amylin Pharmaceuticals, Inc.* ......................       228,010
    61,700  Baxter International, Inc. .........................     2,239,093
     9,300  Becton, Dickinson & Company ........................       283,929
    15,000  Biogen, Inc.* ......................................       502,500
    17,100  Biomet, Inc. .......................................       459,306
   202,376  Bristol-Myers Squibb Company .......................     5,049,281
    47,123  Cardinal Health, Inc. ..............................     3,055,455
     8,500  Forest Laboratories, Inc.* .........................       620,500
    19,300  Health Management Associates,
              Inc., Class A* ...................................       371,525
   279,728  Johnson & Johnson ..................................    15,192,028
   106,200  Lilly (Eli) & Company ..............................     6,164,910
    11,100  Lincare Holdings, Inc.* ............................       355,755
   112,434  Medtronic, Inc. ....................................     4,630,032
   243,600  Merck & Company, Inc. ..............................    12,306,672

                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Drugs & Medicine (continued)
     1,600  Oxford Health Plans, Inc.* .........................  $     64,880
   508,671  Pfizer, Inc. .......................................    16,826,837
   156,558  Schering-Plough Corporation ........................     3,613,359
    12,400  Stryker Corporation ................................       698,988
     3,910  Watson Pharmaceuticals, Inc.* ......................        91,181
     9,200  WellPoint Health Networks, Inc.* ...................       684,204
                                                                  ------------
                                                                    83,032,812
                                                                  ------------
            Electronics - 4.2%
     6,522  Agilent Technologies, Inc.* ........................        87,591
    48,528  American Power Conversion
              Corporation* .....................................       607,085
    42,600  Analog Devices, Inc.* ..............................     1,026,660
     3,800  Anixter International, Inc.* .......................        89,490
   179,056  Applied Materials, Inc.* ...........................     2,392,188
     9,300  Avnet, Inc.* .......................................       143,964
    10,900  AVX Corporation ....................................       133,852
     3,700  Broadcom Corporation, Class A* .....................        61,013
     8,600  CommScope, Inc.* ...................................        58,136
     3,900  Electronics Boutique Holdings
              Corporation* .....................................       112,125
     9,800  FuelCell Energy, Inc.* .............................        68,600
    30,800  Guidant Corporation* ...............................     1,133,440
    11,900  Illumina, Inc.* ....................................        46,767
   187,632  Intel Corporation ..................................     3,127,825
     7,800  Iomega Corporation* ................................        94,536
     2,400  ITT Industries, Inc. ...............................       163,152
    15,900  Jabil Circuit, Inc.* ...............................       297,489
     1,878  KLA-Tencor Corporation* ............................        61,730
     6,400  Lam Research Corporation* ..........................        74,432
    41,400  Linear Technology Corporation ......................     1,085,508
    26,520  Maxim Integrated Products, Inc.* ...................       838,297
     6,400  Molex, Inc. ........................................       190,080
     7,200  Motorola, Inc. .....................................        86,400
     6,900  MTS Systems Corporation ............................        79,902
     2,900  Novellus Systems, Inc.* ............................        70,934
     4,400  QLogic Corporation* ................................       147,620
    16,900  Rational Software Corporation* .....................       114,920
    23,500  Scientific-Atlanta, Inc. ...........................       346,390
    20,700  Symbol Technologies, Inc. ..........................       188,784
    10,300  Tektronix, Inc.* ...................................       178,808

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY GROWTH PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Electronics (continued)
    12,500  Texas Instruments, Inc. ............................  $    246,250
    10,900  Tweeter Home Entertainment
              Group, Inc.* .....................................        78,371
    24,000  Waters Corporation* ................................       599,520
     4,400  Xilinx, Inc.* ......................................        85,008
                                                                  ------------
                                                                    14,116,867
                                                                  ------------
            Energy - Raw Materials - 0.2%
     6,700  Anadarko Petroleum
              Corporation ......................................       299,088
    10,900  Noble Corporation* .................................       338,663
     2,900  Schlumberger, Ltd. .................................       125,309
                                                                  ------------
                                                                       763,060
                                                                  ------------
            Food & Agriculture - 3.5%
    11,400  Archer-Daniels-Midland Company .....................       138,966
    32,200  Coca-Cola Company ..................................     1,642,200
    20,900  Coca-Cola Enterprises, Inc. ........................       422,389
    27,700  Dreyer's Grand Ice Cream, Inc. .....................     1,897,450
    30,100  Heinz (H.J.) Company ...............................     1,136,877
     1,100  Hershey Foods Corporation ..........................        83,325
     8,400  Lone Star Steakhouse &
              Saloon, Inc. .....................................       167,832
   117,900  PepsiCo, Inc. ......................................     4,662,945
    34,200  Sysco Corporation ..................................       969,912
    24,100  Tyson Foods, Inc., Class A .........................       299,322
     4,000  Yum! Brands, Inc.* .................................       121,320
                                                                  ------------
                                                                    11,542,538
                                                                  ------------
            Gold - 0.1%
    17,280  Comstock Resources, Inc.* ..........................       118,195
     3,900  Newmont Mining Corporation .........................       111,111
                                                                  ------------
                                                                       229,306
                                                                  ------------
            Insurance - 2.9%
     5,600  ACE Ltd. ...........................................       178,136
    48,150  American International
              Group, Inc. ......................................     3,023,820
    13,400  Fidelity National Financial, Inc. ..................       401,330


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Insurance (continued)
    70,600  Marsh & McLennan
              Companies, Inc. ..................................  $  3,434,690
    32,600  MGIC Investment Corporation ........................     1,962,846
    20,600  The PMI Group, Inc. ................................       698,340
                                                                  ------------
                                                                     9,699,162
                                                                  ------------
            International Oil - 0.2%
     2,200  ChevronTexaco Corporation ..........................       168,586
    13,300  Exxon Mobil Corporation ............................       471,485
                                                                  ------------
                                                                       640,071
                                                                  ------------
            Liquor - 0.7%
    43,100  Anheuser-Busch Companies, Inc. .....................     2,291,196
                                                                  ------------
            Media - 0.8%
    28,100  Belo (A.H.) Corporation, Class A ...................       644,895
     4,500  Comcast Corporation,
              Special Class A* .................................       107,235
    27,300  Hollinger International, Inc. ......................       268,905
    22,000  McGraw-Hill Companies, Inc. ........................     1,395,020
     6,200  Tribune Company ....................................       258,602
                                                                  ------------
                                                                     2,674,657
                                                                  ------------
            Miscellaneous - 0.3%
     1,900  Anthem, Inc.* ......................................       119,909
     7,500  Galyan's Trading Company* ..........................        79,800
    15,500  Weight Watchers
              International, Inc.* .............................       735,475
                                                                  ------------
                                                                       935,184
                                                                  ------------
            Miscellaneous Finance - 7.1%
    16,900  Capital One Financial
              Corporation ......................................       602,823
    23,500  Countrywide Credit
              Industries, Inc. .................................     1,233,515
    96,500  Fannie Mae .........................................     7,312,770
    35,000  Freddie Mac ........................................     2,243,500
    15,200  Golden State Bancorp, Inc.* ........................       524,400
     4,000  Legg Mason, Inc. ...................................       193,080
    22,800  Lehman Brothers Holdings, Inc. .....................     1,299,828

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY GROWTH PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Miscellaneous Finance (continued)
   143,950  MBNA Corporation ...................................  $  2,907,790
    10,600  Merrill Lynch & Company, Inc. ......................       383,932
   115,100  Morgan Stanley Dean
              Witter & Company .................................     4,917,072
   109,700  Schwab (Charles) Corporation .......................     1,007,046
     8,100  SLM Corporation ....................................       742,365
     3,900  Stewart Information Services
              Corporation ......................................        69,810
    10,729  T. Rowe Price Group, Inc. ..........................       303,523
                                                                  ------------
                                                                    23,741,454
                                                                  ------------

            Motor Vehicles - 0.8%
    11,100  Delphi Corporation .................................       108,225
     2,100  Eaton Corporation ..................................       148,554
     7,600  General Motors Corporation .........................       363,736
    34,128  Harley-Davidson, Inc. ..............................     1,680,121
     3,200  SPX Corporation ....................................       347,520
     4,800  United Auto Group, Inc.* ...........................        76,368
                                                                  ------------
                                                                     2,724,524
                                                                  ------------

            Non-Durables & Entertainment - 1.2%
     5,500  American Greetings Corporation,
              Class A* .........................................        91,850
    23,200  CBRL Group, Inc. ...................................       595,776
    16,600  Churchill Downs, Inc. ..............................       618,350
     6,100  International Game Technology* .....................       394,548
     9,600  International Speedway
              Corporation, Class A .............................       371,712
    22,700  McDonald's Corporation .............................       539,352
    64,900  Starbucks Corporation* .............................     1,304,490
                                                                  ------------
                                                                     3,916,078
                                                                  ------------

            Non-Ferrous Metals - 0.3%
    37,500  Engelhard Corporation ..............................       981,000
                                                                  ------------

            Optical & Photo - 0.0%***
     2,600  Eastman Kodak Company ..............................        79,404
                                                                  ------------


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Producer Goods - 1.7%
     6,100  American Standard
              Companies, Inc.* .................................  $    436,943
    16,872  Avery Dennison Corporation .........................     1,064,961
    13,300  Belden, Inc. .......................................       222,243
     4,725  Emerson Electric Company ...........................       230,485
    11,800  General Electric Company ...........................       355,770
    10,300  Grainger (W.W.), Inc. ..............................       464,015
    37,400  Honeywell International, Inc. ......................     1,120,130
     6,500  Ingersoll-Rand Company, Class A ....................       244,075
    12,500  Johnson Controls, Inc. .............................     1,078,625
     9,800  Parker-Hannifin Corporation ........................       397,488
                                                                  ------------
                                                                     5,614,735
                                                                  ------------

            Railroad & Shipping - 0.2%
     3,600  Burlington Northern Santa Fe
              Corporation ......................................       103,536
     4,400  CSX Corporation ....................................       153,252
     9,900  Union Pacific Corporation ..........................       599,445
                                                                  ------------
                                                                       856,233
                                                                  ------------

            Retail - 15.4%
    11,400  Abercrombie & Fitch Company,
              Class A* .........................................       259,920
     8,214  AutoZone, Inc.* ....................................       594,283
    22,700  Bed Bath & Beyond, Inc.* ...........................       727,762
    40,700  Best Buy Company, Inc.* ............................       862,840
     6,100  Cole National Corporation* .........................        89,914
    26,700  Costco Wholesale Corporation .......................       892,047
    32,900  CVS Corporation ....................................       966,931
    12,000  Dillard's, Inc., Class A ...........................       294,720
    29,375  Dollar General Corporation .........................       440,037
    18,200  Dollar Tree Stores, Inc.* ..........................       447,902
    11,300  Family Dollar Stores, Inc. .........................       322,615
    11,800  Gap, Inc. ..........................................       138,414
    10,400  Haverty Furniture
              Companies, Inc. ..................................       134,160
   237,882  Home Depot, Inc. ...................................     7,833,454
    34,028  Kohl's Corporation* ................................     2,372,432
    85,764  Limited, Inc. ......................................     1,311,332
    74,928  Lowe's Companies, Inc. .............................     3,100,521


                       See Notes to Financial Statements.
                                       22

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY GROWTH PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Retail (continued)
    25,400  Michaels Stores, Inc.* .............................  $  1,180,846
     6,300  Neiman Marcus Group, Inc.,
              Class A ..........................................       183,960
     6,500  Office Depot, Inc.* ................................        83,980
     6,300  Payless ShoeSource, Inc.* ..........................       333,270
     8,500  PETsMART, Inc.* ....................................       142,035
    65,100  Pier 1 Imports, Inc. ...............................     1,165,290
    27,300  Ross Stores, Inc. ..................................       985,803
    52,240  Safeway, Inc.* .....................................     1,348,837
     5,000  ShopKo Stores, Inc. ................................        71,800
    24,200  Staples, Inc.* .....................................       336,380
    83,800  Target Corporation .................................     2,865,960
    15,900  Tiffany & Company ..................................       394,320
    41,400  TJX Companies, Inc. ................................       818,892
     3,900  United Stationers, Inc.* ...........................       107,250
   313,700  Wal-Mart Stores, Inc. ..............................    16,776,676
    96,700  Walgreen Company ...................................     3,360,325
    15,100  Williams-Sonoma, Inc.* .............................       347,300
     6,500  Zale Corporation* ..................................       197,275
                                                                  ------------
                                                                    51,489,483
                                                                  ------------

            Telecommunications - 2.2%
    19,700  ALLTEL Corporation .................................       828,582
    73,500  BellSouth Corporation ..............................     1,714,020
    18,300  CT Communications, Inc. ............................       260,409
    30,700  Liberty Media Corporation,
              Class A* .........................................       256,652
   141,100  Verizon Communications .............................     4,374,100
                                                                  ------------
                                                                     7,433,763
                                                                  ------------


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Travel & Recreation - 0.1%
     6,918  Carnival Corporation ...............................  $    169,283
     5,900  Royal Caribbean Cruises, Ltd. ......................       104,430
                                                                  ------------
                                                                       273,713
                                                                  ------------

            Trucking & Freight - 0.1%
    10,050  PACCAR, Inc. .......................................       354,866
                                                                  ------------
            TOTAL COMMON STOCKS
              (Cost $329,774,386) ..............................   332,891,212
                                                                  ------------

TOTAL INVESTMENTS
 (Cost $329,774,386**) ..................................   99.8%  332,891,212
OTHER ASSETS AND LIABILITIES
 (Net) ..................................................    0.2%      708,480
                                                           ------ ------------
NET ASSETS ..............................................  100.0% $333,599,692
                                                           ====== ============
-------------------------
*   Non-income producing security.
**  Aggregate  cost for  Federal  tax  purposes  is  $334,717,351.
*** Amount represents less than 0.1% of net assets.



                       See Notes to Financial Statements.
                                       23

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY VALUE PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS                          [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
COMMON STOCKS - 99.2%

            Aerospace - 4.8%
    17,400  Boeing Company .....................................  $    645,018
     5,585  General Dynamics Corporation .......................       439,204
     9,100  Lockheed Martin Corporation ........................       576,212
     1,800  Northrop Grumman Corporation .......................       221,040
    10,300  Raytheon Company ...................................       360,500
     6,900  Rockwell Automation, Inc. ..........................       127,098
     1,000  TRW, Inc. ..........................................        57,400
    13,300  United Technologies Corporation ....................       789,887
                                                                  ------------
                                                                     3,216,359
                                                                  ------------

            Air Transportation - 0.4%
     5,000  FedEx Corporation ..................................       236,750
     3,700  Frontier Airlines, Inc.* ...........................        28,860
                                                                  ------------
                                                                       265,610
                                                                  ------------

            Apparel - 0.6%
     8,100  Nike, Inc., Class B ................................       349,758
     1,400  V.F. Corporation ...................................        56,854
                                                                  ------------
                                                                       406,612
                                                                  ------------

            Banks - 9.9%
     8,651  AmSouth Bancorporation .............................       194,388
    38,054  Bank of America Corporation ........................     2,666,824
     1,500  Bank One Corporation ...............................        61,425
    30,918  FleetBoston Financial Corporation ..................       746,051
     2,600  Hawthorne Financial Corporation* ...................        70,850
    58,296  J.P. Morgan Chase & Company ........................     1,539,015
     6,600  SouthTrust Corporation .............................       173,184
     9,000  SunTrust Banks, Inc. ...............................       607,590
     9,150  Union Planters Corporation .........................       284,199
     6,300  UnionBanCal Corporation ............................       283,500
                                                                  ------------
                                                                     6,627,026
                                                                  ------------

            Business Machines - 1.9%
     3,000  Apple Computer, Inc. ...............................        44,250
     3,400  Diebold, Inc. ......................................       122,536
     4,100  Electro Rent Corporation* ..........................        41,820
    58,900  Hewlett-Packard Company ............................       791,027


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Machines (continued)
     3,400  McDATA Corporation, Class A* .......................  $     32,538
     2,401  NCR Corporation* ...................................        67,468
     3,500  Pitney Bowes, Inc. .................................       126,875
     5,100  Unisys Corporation* ................................        45,390
                                                                  ------------
                                                                     1,271,904
                                                                  ------------

            Business Services - 3.7%
     4,500  Alliance Data Systems
              Corporation* .....................................        81,045
     1,300  Automatic Data Processing, Inc. ....................        49,101
    14,500  AutoNation, Inc.* ..................................       191,400
    29,400  Cendant Corporation* ...............................       420,714
     2,600  Computer Sciences Corporation* .....................        95,758
    13,600  Electronic Data Systems
              Corporation ......................................       547,536
     2,100  Kelly Services, Inc., Class A ......................        49,539
     4,200  KPMG Consulting, Inc.* .............................        42,630
     5,900  Labor Ready, Inc.* .................................        40,120
     1,800  LandAmerica Financial
              Group, Inc. ......................................        65,160
     3,966  Manpower, Inc. .....................................       131,354
     9,800  Metris Companies, Inc. .............................        39,200
     2,100  Pixar, Inc.* .......................................       102,564
     3,900  SunGard Data Systems, Inc.* ........................        96,135
     2,500  TMP Worldwide, Inc.* ...............................        27,300
     6,876  Tyco International, Ltd. ...........................       107,884
     7,300  URS Corporation ....................................       171,185
     9,300  Waste Management, Inc. .............................       236,499
                                                                  ------------
                                                                     2,495,124
                                                                  ------------

            Chemicals - 2.1%
     7,777  Dow Chemical Company ...............................       235,021
    17,300  du Pont (E.I.) de Nemours
              & Company ........................................       697,363
     3,800  PPG Industries, Inc. ...............................       213,826
     4,400  Praxair, Inc. ......................................       246,532
                                                                  ------------
                                                                     1,392,742
                                                                  ------------






                       See Notes to Financial Statements.
                                       24

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY VALUE PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Construction - 1.6%
     1,400  Centex Corporation .................................  $     70,686
     3,200  D.R. Horton, Inc. ..................................        66,432
     3,000  KB HOME ............................................       143,850
     3,000  Lennar Corporation .................................       158,400
    10,400  Masco Corporation ..................................       251,264
     5,000  NCI Building Systems, Inc.* ........................        94,500
       100  NVR, Inc.* .........................................        29,650
     1,500  Pulte Corporation ..................................        71,610
     2,700  Stanley Works ......................................        94,176
     2,400  Vulcan Materials Company ...........................        93,648
                                                                  ------------
                                                                     1,074,216
                                                                  ------------

            Consumer Durables - 0.3%
     1,600  Black & Decker Corporation .........................        71,792
     5,500  Leggett & Platt, Inc. ..............................       127,325
       500  Whirlpool Corporation ..............................        27,655
                                                                  ------------
                                                                       226,772
                                                                  ------------

            Containers - 0.5%
     1,500  Bemis Company, Inc. ................................        79,470
    14,500  Owens-Illinois, Inc.* ..............................       169,650
     2,800  Sonoco Products Company ............................        66,024
                                                                  ------------
                                                                       315,144
                                                                  ------------

            Cosmetics - 0.5%
     1,200  Alberto-Culver Company, Class B ....................        59,112
     1,700  Church & Dwight Company, Inc. ......................        53,210
     6,000  International Flavors &
              Fragrances, Inc. .................................       193,500
                                                                  ------------
                                                                       305,822
                                                                  ------------

            Domestic Oil - 2.3%
    18,100  Conoco, Inc. .......................................       444,355
     1,900  Holly Corporation ..................................        32,585
     2,400  Kerr-McGee Corporation .............................       112,440
     7,600  Marathon Oil Corporation ...........................       188,100
     3,400  Murphy Oil Corporation .............................       291,210
     7,000  Ocean Energy, Inc.* ................................       146,720
     2,940  Phillips Petroleum Company .........................       154,585
     6,200  Unocal Corporation .................................       205,034
                                                                  ------------
                                                                     1,575,029
                                                                  ------------


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Drugs & Medicine - 10.0%
     3,300  AdvancePCS* ........................................  $     63,888
     1,800  AmerisourceBergen Corporation ......................       130,518
     2,400  Bard (C.R.), Inc. ..................................       131,376
     3,300  Bausch & Lomb, Inc. ................................       103,917
     9,100  Becton, Dickinson & Company ........................       277,823
     4,950  DENTSPLY International, Inc. .......................       196,366
     9,500  HCA-The Healthcare Company .........................       442,225
     6,600  Health Net, Inc.* ..................................       153,648
    12,700  HEALTHSOUTH Corporation* ...........................        68,453
     2,700  Lincare Holdings, Inc.* ............................        86,535
     4,500  Manor Care, Inc.* ..................................       105,480
     9,800  McKesson HBOC, Inc. ................................       328,692
     3,200  Oxford Health Plans, Inc.* .........................       129,760
    34,600  Pharmacia Corporation ..............................     1,512,020
     1,400  Schering-Plough Corporation ........................        32,312
    16,050  Tenet Healthcare Corporation* ......................       757,079
       700  Triad Hospitals, Inc.* .............................        25,557
    10,300  UnitedHealth Group, Inc. ...........................       910,005
     1,900  Universal Health Services, Inc.,
              Class B* .........................................        86,868
     4,800  WellPoint Health Networks, Inc.* ...................       356,976
    19,600  Wyeth ..............................................       838,880
                                                                  ------------
                                                                     6,738,378
                                                                  ------------

            Electronics - 1.2%
     4,600  American Power Conversion
              Corporation* .....................................        57,546
     2,000  Avnet, Inc.* .......................................        30,960
     4,700  AVX Corporation ....................................        57,716
     3,000  Broadcom Corporation, Class A* .....................        49,470
     4,100  ITT Industries, Inc. ...............................       278,718
     2,300  Jabil Circuit, Inc.* ...............................        43,033
     4,000  KLA-Tencor Corporation* ............................       131,480
     3,100  Novellus Systems, Inc.* ............................        75,826
     4,300  Vishay Intertechnology, Inc.* ......................        61,576
                                                                  ------------
                                                                       786,325
                                                                  ------------




                       See Notes to Financial Statements.
                                       25

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY VALUE PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Energy & Utilities - 3.9%
     1,700  Cinergy Corporation ................................  $     58,480
    12,700  Consolidated Edison, Inc. ..........................       516,763
       850  DPL, Inc. ..........................................        15,767
     6,200  DTE Energy Company .................................       266,042
     5,816  Duke Energy Corporation ............................       156,043
     6,400  Entergy Corporation ................................       270,016
     7,800  FPL Group, Inc. ....................................       445,224
     6,072  KeySpan Corporation ................................       212,763
     4,200  Pepco Holdings, Inc. ...............................        90,636
     1,200  Pinnacle West Capital
              Corporation ......................................        40,092
     5,719  PPL Corporation ....................................       207,886
     5,700  Public Service Enterprise
            Group, Inc. ........................................       200,640
     2,200  Southern Company ...................................        63,712
     1,700  TXU Corporation ....................................        82,212
                                                                  ------------
                                                                     2,626,276
                                                                  ------------

            Energy - Raw Materials - 3.1%
     3,410  Apache Corporation .................................       187,755
     2,500  Baker Hughes, Inc. .................................        68,750
     4,200  BJ Services Company* ...............................       128,100
     3,400  Burlington Resources, Inc. .........................       130,798
     1,100  Cooper Cameron Corporation* ........................        49,324
    14,900  Halliburton Company ................................       226,480
     7,500  Horizon Offshore, Inc.* ............................        39,000
     1,300  Noble Energy, Inc. .................................        43,355
    19,600  Occidental Petroleum
              Corporation ......................................       582,120
     9,900  Schlumberger, Ltd. .................................       427,779
       900  Valero Energy Corporation ..........................        29,223
     4,000  Weatherford International Ltd.* ....................       163,360
                                                                  ------------
                                                                     2,076,044
                                                                  ------------

            Food & Agriculture - 3.8%
    21,350  Archer-Daniels-Midland Company .....................       260,256
     3,900  Coca-Cola Enterprises, Inc. ........................        78,819
    21,000  ConAgra, Inc. ......................................       552,090
     1,500  Heinz (H.J.) Company ...............................        56,655
     5,000  Hershey Foods Corporation ..........................       378,750


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------

            Food & Agriculture (continued)
     4,000  Hormel Foods Corporation ...........................  $     91,320
     9,300  Kellogg Company ....................................       299,088
     6,300  Lone Star Steakhouse &
              Saloon, Inc. .....................................       125,874
     5,902  Monsanto Company ...................................       108,420
     2,000  Pepsi Bottling Group, Inc. .........................        58,400
     6,700  Sara Lee Corporation ...............................       123,548
    15,900  Sysco Corporation ..................................       450,924
                                                                  ------------
                                                                     2,584,144
                                                                  ------------

            Insurance - 3.5%
     3,200  Allmerica Financial Corporation ....................        71,200
    12,100  Allstate Corporation ...............................       450,362
     2,600  American Medical Security
              Group, Inc.* .....................................        38,740
     3,000  CIGNA Corporation ..................................       255,360
     1,900  Fidelity National Financial, Inc. ..................        56,905
     5,100  First American Financial
              Corporation ......................................       109,497
     8,100  Hartford Financial Services
              Group, Inc. ......................................       405,162
    11,375  Jefferson-Pilot Corporation ........................       479,115
     8,000  Old Republic International
              Corporation ......................................       256,800
     1,600  The PMI Group, Inc. ................................        54,240
     2,284  Transatlantic Holdings, Inc. .......................       165,522
                                                                  ------------
                                                                     2,342,903
                                                                  ------------

            International Oil - 2.1%
     6,804  ChevronTexaco Corporation ..........................       521,390
    19,282  Exxon Mobil Corporation ............................       683,547
     3,700  GlobalSantaFe Corporation ..........................        81,400
    11,100  Oil States International, Inc.* ....................       119,547
                                                                  ------------
                                                                     1,405,884
                                                                  ------------

            Liquor - 0.3%
     2,700  Brown-Forman Corporation,
            Class B ............................................       190,161
                                                                  ------------


                       See Notes to Financial Statements.
                                       26

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY VALUE PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Media - 4.7%
     7,600  Belo (A.H.) Corporation, Class A ...................  $    174,420
     5,200  Consolidated Graphics, Inc.* .......................        89,024
     5,500  Donnelley (R.R.) & Sons
              Company ..........................................       145,090
     9,100  Gannett Company, Inc. ..............................       691,236
     9,900  Martha Stewart Living
             Omnimedia, Inc., Class A* .........................        73,755
     1,900  McGraw-Hill Companies, Inc. ........................       120,479
    10,100  Tribune Company ....................................       421,271
    36,200  Viacom, Inc., Class B* .............................     1,473,340
                                                                  ------------
                                                                     3,188,615
                                                                  ------------

            Miscellaneous - 0.8%
     3,500  Anthem, Inc.* ......................................       220,885
     3,600  Galyan's Trading Company* ..........................        38,304
     7,000  Kraft Foods, Inc. ..................................       278,390
                                                                  ------------
                                                                       537,579
                                                                  ------------

            Miscellaneous Finance - 2.7%
     2,363  Charter One Financial, Inc. ........................        79,633
     3,300  Flagstar Bancorp, Inc. .............................        75,735
       500  Household International, Inc. ......................        18,055
     5,900  Prudential Financial, Inc.* ........................       178,180
     3,700  Stewart Information Services
              Corporation ......................................        66,230
    36,350  Washington Mutual, Inc. ............................     1,374,394
                                                                  ------------
                                                                     1,792,227
                                                                  ------------

            Motor Vehicles - 2.0%
    15,100  Delphi Corporation .................................       147,225
       800  Eaton Corporation ..................................        56,592
    11,300  General Motors Corporation .........................       540,818
     9,400  Genuine Parts Company ..............................       312,550
     2,100  Group 1 Automotive, Inc.* ..........................        57,330
     1,900  Lear Corporation* ..................................        88,540
     3,000  Sonic Automotive, Inc.* ............................        61,200
     5,900  United Auto Group, Inc.* ...........................        93,869
                                                                  ------------
                                                                     1,358,124
                                                                  ------------


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------

            Non-Durables & Entertainment - 1.7%
     5,300  CBRL Group, Inc. ...................................  $    136,104
     2,700  Energizer Holdings, Inc.* ..........................        77,004
     5,100  Fortune Brands, Inc. ...............................       267,597
     4,100  Jack in the Box, Inc.* .............................       115,825
    13,700  Newell Rubbermaid, Inc. ............................       474,020
     2,400  Regis Corporation ..................................        61,344
                                                                  ------------
                                                                     1,131,894
                                                                  ------------

            Non-Ferrous Metals - 1.3%
    24,000  Alcoa, Inc. ........................................       602,160
     5,300  Engelhard Corporation ..............................       138,648
    16,000  RTI International Metals, Inc.* ....................       161,920
                                                                  ------------
                                                                       902,728
                                                                  ------------

            Paper & Forest Products - 1.7%
    14,200  Kimberly-Clark Corporation .........................       849,728
     1,700  Temple-Inland, Inc. ................................        86,955
     3,000  Watson Wyatt & Company
              Holdings* ........................................        61,680
     2,600  Weyerhaeuser Company ...............................       141,726
                                                                  ------------
                                                                     1,140,089
                                                                  ------------

            Producer Goods - 14.7%
    10,600  3M Company .........................................     1,324,470
     2,200  Applied Industrial
              Technologies, Inc. ...............................        34,870
     5,400  Caterpillar, Inc. ..................................       235,656
     4,200  Cooper Industries, Ltd., Class A ...................       137,424
     4,200  Emerson Electric Company ...........................       204,876
   221,200  General Electric Company ...........................     6,669,180
     3,900  Grainger (W.W.), Inc. ..............................       175,695
     9,424  Illinois Tool Works, Inc. ..........................       645,733
     1,400  Ingersoll-Rand Company, Class A ....................        52,570
     3,900  Johnson Controls, Inc. .............................       336,531
     2,450  Parker-Hannifin Corporation ........................        99,372
                                                                  ------------
                                                                     9,916,377
                                                                  ------------




                       See Notes to Financial Statements.
                                       27

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     LARGE COMPANY VALUE PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Railroad & Shipping - 1.7%
    14,300  Burlington Northern Santa Fe
              Corporation ......................................  $    411,268
     8,300  CSX Corporation ....................................       289,089
     8,300  Norfolk Southern Corporation .......................       173,719
     4,400  Union Pacific Corporation ..........................       266,420
                                                                  ------------
                                                                     1,140,496
                                                                  ------------

            Retail - 5.1%
    16,600  Albertson's, Inc. ..................................       426,952
     5,600  Circuit City Stores, Inc. ..........................        78,064
     5,200  Dillard's, Inc., Class A ...........................       127,712
     9,800  Dollar General Corporation .........................       146,804
     3,900  Family Dollar Stores, Inc. .........................       111,345
     2,800  Federated Department
              Stores, Inc.* ....................................       100,520
     7,700  Kroger Company* ....................................       139,216
    11,900  Limited, Inc. ......................................       181,951
    16,100  May Department Stores Company ......................       472,213
     2,100  Michaels Stores, Inc.* .............................        97,629
     4,300  Nordstrom, Inc. ....................................        83,119
    10,400  Office Depot, Inc.* ................................       134,368
     4,500  Penney (J.C.) Company, Inc. ........................        78,120
     5,200  Ross Stores, Inc. ..................................       187,772
    10,300  Sears, Roebuck & Company ...........................       468,753
     5,400  Target Corporation .................................       184,680
     2,700  Tiffany & Company ..................................        66,960
     8,100  Toys "R" Us, Inc.* .................................       107,973
    21,100  Trans World Entertainment
              Corporation* .....................................       101,069
     9,400  Winn-Dixie Stores, Inc. ............................       151,810
                                                                  ------------
                                                                     3,447,030
                                                                  ------------

            Steel - 0.2%
     3,200  Nucor Corporation ..................................       160,128
                                                                  ------------

            Tires & Rubber - 0.3%
     4,100  Bandag, Inc. .......................................       143,336
     1,400  Danaher Corporation ................................        84,210
                                                                  ------------
                                                                       227,546
                                                                  ------------



                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Tobacco - 3.8%
    44,300  Philip Morris Companies, Inc. ......................  $  2,215,000
     1,500  R.J. Reynolds Tobacco
              Holdings, Inc. ...................................        88,260
     6,500  UST, Inc. ..........................................       225,615
                                                                  ------------
                                                                     2,528,875
                                                                  ------------

            Travel & Recreation - 1.2%
     5,300  Brunswick Corporation ..............................       129,585
    13,800  Carnival Corporation ...............................       337,686
     7,000  Hilton Hotels Corporation ..........................        80,570
     7,500  Royal Caribbean Cruises, Ltd. ......................       132,750
     4,300  Starwood Hotels & Resorts
              Worldwide, Inc. ..................................       110,854
                                                                  ------------
                                                                       791,445
                                                                  ------------

            Trucking & Freight - 0.8%
     1,600  Landstar System, Inc.* .............................        81,040
     7,650  PACCAR, Inc. .......................................       270,122
     3,200  United Parcel Service, Inc., Class B ...............       204,512
                                                                  ------------
                                                                       555,674
                                                                  ------------
            TOTAL COMMON STOCKS
              (Cost $62,806,511) ...............................    66,741,302
                                                                  ------------
RIGHTS - 0.0%***
     6,924  Seagate Tax Refund Rights*+ ........................           831
                                                                  ------------
            TOTAL RIGHTS
              (Cost $0) ........................................           831
                                                                  ------------

TOTAL INVESTMENTS
 (Cost $62,806,511**) ...................................   99.2%   66,742,133
OTHER ASSETS AND LIABILITIES
 (Net) ..................................................    0.8%      522,161
                                                           ------ ------------
NET ASSETS ..............................................  100.0% $ 67,264,294
                                                           ====== ============

-------------------------
+ Fair-valued Securities determined in good faith by management under direction of the Board of Directors.
*   Non-income producing security.
**  Cost for Federal income tax purposes is $63,358,289.
*** Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.
                                       28

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY GROWTH PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS                          [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
COMMON STOCKS - 99.9%

            Air Transportation - 0.6%
     2,400  Atlantic Coast Airlines
              Holdings, Inc.* ..................................  $     29,712
     1,300  EGL, Inc.* .........................................        14,521
     1,600  Northwest Airlines Corporation* ....................        16,272
                                                                  ------------
                                                                        60,505
                                                                  ------------

            Apparel - 2.3%
     1,600  Bebe Stores, Inc.* .................................        21,600
     2,500  Columbia Sportswear Company* .......................        90,550
       100  Garan, Inc. ........................................         5,998
       655  Kenneth Cole Productions, Inc.* ....................        15,655
       600  OshKosh B'Gosh, Inc., Class A ......................        18,906
       500  Russell Corporation ................................         7,990
     2,300  Timberland Company, Class A* .......................        86,687
                                                                  ------------
                                                                       247,386
                                                                  ------------

            Banks - 4.3%
       100  Citizens Banking Corporation .......................         2,598
     2,300  Doral Financial Corporation ........................        97,497
     1,300  First Busey Corporation ............................        27,963
       900  First Midwest Bancorp, Inc. ........................        25,830
     1,700  GBC Bancorp ........................................        35,700
     2,300  Greater Bay Bancorp ................................        57,960
       400  Hancock Holding Company ............................        18,976
     1,700  Mid-State Bancshares ...............................        28,798
       800  Old Second Bancorp, Inc. ...........................        32,800
     2,900  Silicon Valley Bancshares* .........................        65,714
       800  Suffolk Bancorp ....................................        25,776
       600  UCBH Holdings, Inc. ................................        23,064
       700  Washington Trust Bancorp, Inc. .....................        13,720
                                                                  ------------
                                                                       456,396
                                                                  ------------

            Business Machines - 1.7%
     2,500  Autodesk, Inc. .....................................        33,250
     1,287  Black Box Corporation* .............................        44,672
     2,235  Fair Isaac & Company, Inc. .........................        79,231
       400  ScanSource, Inc* ...................................        24,076
                                                                  ------------
                                                                       181,229
                                                                  ------------


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services - 15.5%
     1,600  Administaff, Inc.* .................................  $      4,320
     3,014  American Management
              Systems, Inc.* ...................................        45,210
     1,379  BARRA, Inc.* .......................................        48,113
       900  Bright Horizons Family
              Solutions, Inc.* .................................        25,155
     3,665  Catalina Marketing Corporation* ....................       115,191
     1,300  Copart, Inc.* ......................................        18,291
     2,600  Corinthian Colleges, Inc.* .........................        96,850
     2,300  Corporate Executive Board
              Company* .........................................        67,620
     2,400  DeVRY, Inc.* .......................................        43,224
     2,070  FactSet Research Systems, Inc. .....................        51,336
     1,050  FTI Consulting, Inc.* ..............................        38,241
     3,000  GTECH Holdings Corporation* ........................        57,450
     1,800  InFocus Corporation* ...............................        20,070
     3,300  Kelly Services, Inc., Class A ......................        77,847
     9,410  Labor Ready, Inc.* .................................        63,988
     1,400  Learning Tree International, Inc.* .................        21,658
     1,900  Manhattan Associates, Inc.* ........................        42,313
     1,400  MAXIMUS, Inc.* .....................................        30,184
     1,454  Mentor Corporation .................................        48,069
     1,434  Mercury Computer Systems, Inc.* ....................        35,750
     3,186  National Instruments
              Corporation* .....................................        90,323
     1,000  PDI, Inc.* .........................................         6,650
     1,700  PEC Solutions, Inc.* ...............................        39,712
     3,400  Performance Food Group
              Company* .........................................       117,810
     4,500  Perot Systems Corporation,
              Class A* .........................................        53,325
     1,400  Pittston Brink's Group .............................        33,740
     1,299  Pre-Paid Legal Services, Inc.* .....................        26,850
     2,850  Priority Healthcare Corporation,
              Class B* .........................................        71,621
     2,000  Progress Software Corporation* .....................        28,000
     2,300  Renaissance Learning, Inc.* ........................        38,893
     2,300  Spartech Corporation ...............................        49,220
     1,072  StarTek, Inc.* .....................................        23,209
     1,900  Teledyne Technologies, Inc.* .......................        33,820


                       See Notes to Financial Statements.
                                       29

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY GROWTH PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services (continued)
     2,993  Tetra Tech, Inc.* ..................................  $     27,176
     2,500  URS Corporation ....................................        58,625
                                                                  ------------
                                                                     1,649,854
                                                                  ------------

            Chemicals - 2.9%
     1,700  Cabot Microelectronics
              Corporation* .....................................        72,165
    16,700  Crompton Corporation ...............................       186,205
     1,818  Techne Corporation* ................................        51,617
                                                                  ------------
                                                                       309,987
                                                                  ------------

            Construction - 2.5%
     1,500  Centex Construction Products, Inc. .................        55,200
       947  Elcor Corporation ..................................        15,862
     1,200  MDC Holdings, Inc. .................................        48,240
     1,300  NCI Building Systems, Inc.* ........................        24,570
     2,080  Simpson Manufacturing
              Company, Inc.* ...................................        63,856
     3,500  West Corporation* ..................................        63,280
                                                                  ------------
                                                                       271,008
                                                                  ------------

            Consumer Durables - 4.1%
     1,300  Genlyte Group, Inc.* ...............................        50,245
     5,900  La-Z-Boy, Inc. .....................................       146,025
     1,500  Lennox International, Inc. .........................        22,725
     2,275  Nautilus Group, Inc.* ..............................        72,140
     2,400  Rent-A-Center, Inc.* ...............................       131,136
       700  Thomas Industries, Inc. ............................        18,550
                                                                  ------------
                                                                       440,821
                                                                  ------------

            Cosmetics - 0.8%
     2,700  Church & Dwight Company, Inc. ......................        84,510
                                                                  ------------

            Domestic Oil - 3.0%
     1,600  Cal Dive International, Inc.* ......................        29,840
     6,800  Holly Corporation ..................................       116,620
     3,700  Newfield Exploration Company* ......................       125,430
     1,600  Quicksilver Resources, Inc.* .......................        31,200
     1,700  Vintage Petroleum, Inc. ............................        17,238
                                                                  ------------
                                                                       320,328
                                                                  ------------


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Drugs & Medicine - 11.3%
     1,700  Accredo Health, Inc.* ..............................  $     87,091
     1,600  Albany Molecular Research, Inc.* ...................        31,376
     7,900  Amylin Pharmaceuticals, Inc.* ......................        95,306
     1,300  Apria Healthcare Group, Inc.* ......................        30,004
     3,100  Covance, Inc.* .....................................        60,512
     1,300  Coventry Health Care, Inc. .........................        40,586
     1,500  Diagnostic Products Corporation ....................        60,150
     2,600  LifePoint Hospitals, Inc.* .........................        78,624
     1,800  Medicis Pharmaceutical
              Corporation, Class A* ............................        80,010
     1,100  Mid Atlantic Medical
              Services, Inc. ...................................        39,721
     1,200  Mine Safety Appliances Company .....................        46,440
     3,700  NBTY, Inc.* ........................................        56,314
     2,905  Orthodontic Centers of
              America, Inc.* ...................................        42,152
     3,400  Pharmaceutical Product
              Development, Inc.* ...............................        75,752
     2,000  PolyMedica Corporation* ............................        48,840
     1,400  RehabCare Group, Inc.* .............................        32,620
     2,875  Renal Care Group, Inc.* ............................        94,386
     2,148  ResMed, Inc.* ......................................        66,824
       900  STERIS Corporation* ................................        20,538
     1,600  Syncor International Corporation* ..................        53,344
     1,400  Trimeris, Inc.* ....................................        63,700
                                                                  ------------
                                                                     1,204,290
                                                                  ------------

            Electronics - 7.6%
     2,800  Amphenol Corporation, Class A* .....................       108,696
     2,400  Anixter International, Inc.* .......................        56,520
     1,852  C & D Technologies, Inc. ...........................        30,095
     2,900  Cable Design Technologies
              Corporation* .....................................        18,705
     2,600  CommScope, Inc.* ...................................        17,576
     1,700  Electronics Boutique Holdings
              Corporation* .....................................        48,875
       700  Engineered Support Systems, Inc. ...................        38,151
       900  International Rectifier
              Corporation* .....................................        19,584
     3,300  Ixia* ..............................................        19,800
     1,500  KEMET Corporation* .................................        18,075


                       See Notes to Financial Statements.
                                       30

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY GROWTH PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Electronics (continued)
     1,700  Pericom Semiconductor
              Corporation* .....................................  $     15,402
     2,720  Plexus Corporation* ................................        39,766
     1,810  Power Integrations, Inc.* ..........................        25,829
     1,800  Rayovac Corporation* ...............................        24,480
     2,000  Siliconix, Inc.* ...................................        43,700
     2,310  Technitrol, Inc. ...................................        45,992
     3,788  Tekelec* ...........................................        37,194
     2,600  Tektronix, Inc.* ...................................        45,136
     2,400  THQ, Inc.* .........................................        55,440
     2,100  Varian, Inc.* ......................................        66,234
     3,400  VISX, Inc.* ........................................        33,320
                                                                  ------------
                                                                       808,570
                                                                  ------------

            Energy & Utilities - 1.0%
     7,000  DQE, Inc. ..........................................       105,070
       100  Hawaiian Electric Industries, Inc. .................         4,506
                                                                  ------------
                                                                       109,576
                                                                  ------------

            Energy - Raw Materials - 1.2%
     2,000  FMC Technologies, Inc. .............................        36,720
     4,500  Grant Prideco, Inc.* ...............................        44,145
     8,000  Horizon Offshore, Inc.* ............................        41,600
                                                                  ------------
                                                                       122,465
                                                                  ------------

            Food & Agriculture - 1.5%
     2,000  Delta & Pine Land Company ..........................        36,400
       400  Fresh Del Monte Produce, Inc.* .....................        10,860
     2,700  Interstate Bakeries Corporation ....................        65,745
     1,500  Lone Star Steakhouse &
              Saloon, Inc. .....................................        29,970
       600  Standard Commercial
              Corporation ......................................        11,436
                                                                  ------------
                                                                       154,411
                                                                  ------------

            Gold - 1.0%
     9,400  Comstock Resources, Inc.* ..........................        64,296
     1,900  Meridian Gold, Inc.* ...............................        36,385
                                                                  ------------
                                                                       100,681
                                                                  ------------


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Insurance - 2.8%
       700  Alfa Corporation ...................................  $      8,589
     1,700  Cobalt Corporation* ................................        30,685
       800  Commerce Group, Inc. ...............................        30,960
     3,800  First American Financial
              Corporation ......................................        81,586
     1,800  Hilb, Rogal & Hamilton Company .....................        79,110
     3,600  Hooper Holmes, Inc. ................................        21,600
     1,700  Reinsurance Group of
              America, Inc. ....................................        48,535
                                                                  ------------
                                                                       301,065
                                                                  ------------

            International Oil - 0.3%
     2,800  Oil States International, Inc.* ....................        30,156
                                                                  ------------

            Media - 0.2%
     2,500  Hollinger International, Inc. ......................        24,625
                                                                  ------------

            Miscellaneous - 1.1%
     2,700  AMN Healthcare Services, Inc.* .....................        65,610
     2,300  Kaneb Services LLC .................................        46,184
                                                                  ------------
                                                                       111,794
                                                                  ------------

            Miscellaneous Finance - 5.4%
       700  Affiliated Managers Group, Inc. ....................        36,680
     1,200  Cathay Bancorp, Inc. ...............................        51,360
     2,300  Downey Financial Corporation .......................        95,266
     1,900  Independence Community
              Bank Corporation .................................        59,033
     3,700  LaBranche & Company, Inc.* .........................        82,251
     1,500  LNR Property Corporation ...........................        52,125
       300  Mississippi Valley
              Bancshares, Inc. .................................        15,603
     3,900  Santander BanCorp ..................................        64,935
     1,500  Saxon Capital, Inc.* ...............................        21,150
     2,199  SWS Group, Inc. ....................................        30,170
       400  Value Line, Inc. ...................................        17,037
     1,700  WSFS Financial Corporation .........................        52,530
                                                                  ------------
                                                                       578,140
                                                                  ------------


                       See Notes to Financial Statements.
                                       31

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY GROWTH PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Motor Vehicles - 5.0%
     5,000  American Axle & Manufacturing
              Holdings, Inc.* ..................................  $    148,750
     2,900  Donaldson Company, Inc. ............................       109,678
     2,000  Monaco Coach Corporation* ..........................        34,000
     1,300  Oshkosh Truck Corporation ..........................        73,255
     1,800  Polaris Industries, Inc. ...........................       132,030
     1,900  Sonic Automotive, Inc.* ............................        38,760
                                                                  ------------
                                                                       536,473
                                                                  ------------

            Non-Durables & Entertainment - 8.1%
     1,000  American Greetings Corporation,
              Class A* .........................................        16,700
     3,622  Applebee's International, Inc. .....................        80,445
     1,800  Buca, Inc.* ........................................        15,732
     1,600  CEC Entertainment, Inc.* ...........................        58,432
     3,000  Fossil, Inc.* ......................................        65,580
       600  ICU Medical, Inc.* .................................        21,726
     3,600  Jack in the Box, Inc.* .............................       101,700
     2,300  Lancaster Colony Corporation .......................        94,737
     4,000  Oakley, Inc.* ......................................        52,400
     1,600  P.F. Chang's China Bistro, Inc.* ...................        50,624
     2,300  Papa John's International, Inc.* ...................        69,552
     1,800  Regis Corporation ..................................        46,008
     5,300  Ruby Tuesday, Inc. .................................       105,682
     1,350  SCP Pool Corporation* ..............................        37,287
     2,000  Sonic Corporation* .................................        46,900
                                                                  ------------
                                                                       863,505
                                                                  ------------

            Producer Goods - 6.2%
     1,700  AMETEK, Inc. .......................................        58,480
     5,400  Applied Industrial
              Technologies, Inc. ...............................        85,590
     2,555  Blyth, Inc. ........................................        75,551
     2,400  Graco, Inc.* .......................................        61,176
     1,530  Manitowoc Company, Inc. ............................        50,490
     1,700  Matthews International
              Corporation, Class A .............................        41,225

                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Producer Goods (continued)
       900  Precision Castparts Corporation ....................  $     20,502
     1,800  Roper Industries, Inc. .............................        62,550
     5,300  Shaw Group, Inc.* ..................................        88,775
     1,200  Trinity Industries, Inc. ...........................        21,768
     1,787  Zebra Technologies Corporation,
              Class A* .........................................        97,052
                                                                  ------------
                                                                       663,159
                                                                  ------------

            Retail - 5.6%
     5,900  Borders Group, Inc. ................................       111,274
     1,400  Charlotte Russe Holding, Inc.* .....................        18,102
     4,650  Chico's FAS, Inc.* .................................        81,561
     1,440  Children's Place Retail
              Stores, Inc.* ....................................        26,669
     1,500  Duane Reade, Inc.* .................................        23,775
     1,300  Guitar Center, Inc.* ...............................        21,918
     1,550  Hot Topic, Inc.* ...................................        26,970
     2,592  Insight Enterprises, Inc.* .........................        29,186
     3,700  Neiman Marcus Group, Inc.,
            Class A ............................................       108,040
     1,813  Pacific Sunwear of
              California, Inc.* ................................        39,432
     2,000  Too, Inc.* .........................................        47,220
     2,400  United Stationers, Inc.* ...........................        66,000
                                                                  ------------
                                                                       600,147
                                                                  ------------

            Steel - 0.2%
     2,600  AK Steel Holding Corporation* ......................        23,660
                                                                  ------------

            Telecommunications - 1.3%
     5,400  Advanced Fibre
              Communications, Inc.* ............................        95,256
     3,500  Price Communications
              Corporation* .....................................        40,600
                                                                  ------------
                                                                       135,856
                                                                  ------------




                       See Notes to Financial Statements.
                                       32

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY GROWTH PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Travel & Recreation - 0.6%
     2,800  Speedway Motorsports, Inc.* ........................  $     66,780
                                                                  ------------

            Trucking & Freight - 1.8%
       800  CNF Transportation, Inc. ...........................        24,560
     1,400  Forward Air Corporation* ...........................        30,674
     2,400  Landstar System, Inc.* .............................       121,560
       500  Roadway Express, Inc. ..............................        11,800
                                                                  ------------
                                                                       188,594
                                                                  ------------
            TOTAL COMMON STOCKS
              (Cost $10,826,240) ...............................     10,645,971
                                                                  ------------

TOTAL INVESTMENTS
 (Cost $10,8226,240) ....................................   99.9%   10,645,971
OTHER ASSETS AND LIABILITIES
 (Net) ..................................................    0.1%       11,614
                                                           ------ ------------
NET ASSETS ..............................................  100.0% $ 10,657,585
                                                           ====== ============

-------------------------
*  Non-income producing security.
** Aggregate cost for Federal tax purposes is $11,067,769.



                       See Notes to Financial Statements.
                                       33

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY VALUE PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
COMMON STOCKS - 100.7%

            Aerospace - 0.6%
     9,700  GenCorp, Inc. ......................................  $    105,245
     5,800  Kaman Corporation, Class A .........................        65,076
       600  United Industrial Corporation ......................        11,940
                                                                  ------------
                                                                       182,261
                                                                  ------------

            Air Transportation - 0.2%
     5,100  Airborne, Inc. .....................................        65,586
                                                                  ------------

            Apparel - 2.8%
     6,600  Kellwood Company ...................................       164,472
     4,600  Nautica Enterprises, Inc.* .........................        54,924
     9,600  Phillips-Van Heusen Corporation ....................       120,000
     7,300  Polo Ralph Lauren Corporation* .....................       158,118
     6,300  Russell Corporation ................................       100,674
    13,700  Stride Rite Corporation ............................       106,586
     8,700  Wolverine World Wide, Inc. .........................       136,329
                                                                  ------------
                                                                       841,103
                                                                  ------------

            Banks - 1.9%
     1,100  GBC Bancorp ........................................        23,100
     8,200  South Financial Group, Inc. ........................       171,790
     7,600  Susquehanna Bancshares, Inc. .......................       177,384
     6,100  WesBanco, Inc. .....................................       135,481
     1,708  Whitney Holding Corporation ........................        56,586
                                                                  ------------
                                                                       564,341
                                                                  ------------

            Business Machines - 2.5%
    31,700  IKON Office Solutions, Inc. ........................       293,225
    19,700  Storage Technology Corporation* ....................       268,905
    13,200  Sybase, Inc.* ......................................       184,932
                                                                  ------------
                                                                       747,062
                                                                  ------------

            Business Services - 7.6%
    11,800  ABM Industries, Inc. ...............................       198,004
     5,300  Alliance Data Systems Corporation* .................        95,453
    11,342  eFunds Corporation* ................................       116,029
       500  G & K Services, Inc., Class A ......................        16,020
     4,000  Gentiva Health Services, Inc.* .....................        32,400
     7,200  Harland (John H.) Company ..........................       188,640


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services (continued)
     1,800  Hughes Supply, Inc. ................................  $     51,714
     8,400  Kelly Services, Inc., Class A ......................       198,156
     3,500  LandAmerica Financial Group, Inc. ..................       126,700
     1,800  MCSi, Inc.* ........................................        11,052
     2,300  Metris Companies, Inc. .............................         9,200
    16,900  MPS Group, Inc.* ...................................        90,415
     3,900  NCO Group, Inc.* ...................................        67,353
     1,400  New England Business
              Service, Inc. ....................................        32,256
     1,400  Pomeroy Computer
              Resources, Inc.* .................................        16,576
     3,100  SEACOR SMIT, Inc.* .................................       122,140
    15,100  Spherion Corporation* ..............................       124,575
     3,600  Standard Register Company ..........................        91,620
    15,900  United Rentals, Inc.* ..............................       245,655
     6,100  URS Corporation ....................................       143,045
     3,900  Verity, Inc.* ......................................        42,510
       900  Volt Information Sciences, Inc.* ...................        15,120
     5,200  Wackenhut Corrections
              Corporation* .....................................        70,200
     9,700  Wallace Computer Services, Inc. ....................       179,644
                                                                  ------------
                                                                     2,284,477
                                                                  ------------

            Chemicals - 3.5%
     5,600  Crompton Corporation ...............................        62,440
     6,900  Ferro Corporation ..................................       180,435
     5,600  H. B. Fuller Company ...............................       150,920
     9,644  Lubrizol Corporation ...............................       300,893
     6,600  Schulman (A.), Inc. ................................       139,392
     2,100  Stepan Company .....................................        58,485
    10,500  Wellman, Inc. ......................................       158,130
                                                                  ------------
                                                                     1,050,695
                                                                  ------------

            Construction - 5.5%
     1,300  Beazer Homes USA, Inc.* ............................        83,434
       700  Dycom Industries, Inc.* ............................         7,210
       300  EMCOR Group, Inc.* .................................        16,353
     6,600  Florida Rock Industries, Inc. ......................       222,816
     9,300  Granite Construction, Inc. .........................       170,190
     6,700  Hovnanian Enterprises, Inc.,
              Class A* .........................................       208,504



                       See Notes to Financial Statements.
                                       34

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY VALUE  PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Construction (continued)
     3,500  M/I Schottenstein Homes, Inc. ......................  $    120,400
     8,400  NCI Building Systems, Inc.* ........................       158,760
     6,300  Quanta Services, Inc.* .............................        16,695
     6,700  Ryland Group, Inc. .................................       285,755
     7,300  Standard Pacific Corporation .......................       192,355
     6,000  Texas Industries, Inc. .............................       168,660
                                                                  ------------
                                                                     1,651,132
                                                                  ------------

            Consumer Durables - 2.5%
     1,900  Genlyte Group, Inc.* ...............................        73,435
     3,500  Kimball International, Inc.,
              Class B ..........................................        51,695
     5,200  La-Z-Boy, Inc. .....................................       128,700
     7,100  Lennox International, Inc. .........................       107,565
     6,800  Thomas Industries, Inc. ............................       180,200
     3,500  Toro Company .......................................       195,125
                                                                  ------------
                                                                       736,720
                                                                  ------------

            Containers - 0.4%
     4,600  Greif Brothers Corporation,
              Class A ..........................................       119,968
                                                                  ------------

            Cosmetics - 1.0%
    10,000  Church & Dwight Company, Inc. ......................       313,000
                                                                  ------------

            Domestic Oil - 2.4%
     7,000  Frontier Oil Corporation ...........................        99,750
    11,900  Holly Corporation ..................................       204,085
     2,600  Houston Exploration Company* .......................        76,960
     4,000  St. Mary Land & Exploration
              Company ..........................................        95,120
     3,400  Stone Energy Corporation* ..........................       115,600
     4,400  Tesoro Petroleum Corporation* ......................        15,928
     6,300  Vintage Petroleum, Inc. ............................        63,882
     1,400  Williams Energy Partners LP ........................        50,960
                                                                  ------------
                                                                       722,285
                                                                  ------------

            Drugs & Medicine - 2.0%
     3,600  Amylin Pharmaceuticals, Inc.* ......................        43,430
     8,600  Owens & Minor, Inc. ................................       124,270
     8,000  PacifiCare Health Systems, Inc.* ...................       183,920


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Drugs & Medicine (continued)
       800  Pediatrix Medical Group, Inc.* .....................  $     26,872
     2,600  PolyMedica Corporation* ............................        63,492
     3,800  Sunrise Assisted Living, Inc.* .....................        96,520
     2,400  West Pharmaceutical
              Services, Inc. ...................................        57,456
                                                                  ------------
                                                                       595,960
                                                                  ------------

            Electronics - 1.9%
     6,200  Coherent, Inc.* ....................................       125,798
     3,200  Cox Radio, Inc., Class A* ..........................        76,736
     6,100  Electronics for Imaging, Inc.* .....................        91,683
     1,900  Esterline Technologies
              Corporation* .....................................        35,435
       200  International Rectifier
              Corporation* .....................................         4,352
     4,100  Pioneer-Standard Electronics, Inc. .................        40,631
     4,500  REX Stores Corporation* ............................        46,350
     2,000  Tektronix, Inc.* ...................................        34,720
     8,700  Tweeter Home Entertainment
              Group, Inc.* .....................................        62,553
     3,300  Ultimate Electronics, Inc.* ........................        36,300
                                                                  ------------
                                                                       554,558
                                                                  ------------

            Energy & Utilities - 5.7%
     8,200  Cleco Corporation ..................................       136,530
     5,600  Hawaiian Electric Industries, Inc. .................       252,336
     1,000  IDACORP, Inc. ......................................        26,860
     4,000  MGE Energy, Inc. ...................................       108,600
     5,550  New Jersey Resources
              Corporation ......................................       173,438
     5,092  Northwest Natural Gas Company ......................       142,831
       500  ONEOK, Inc. ........................................         9,670
     6,808  Peoples Energy Corporation .........................       227,523
       500  PNM Resources, Inc. ................................        11,040
     5,600  UGI Corporation ....................................       196,840
     2,800  UIL Holdings Corporation ...........................       115,920
     6,900  Veritas DGC, Inc.* .................................        89,355
     5,500  WPS Resources Corporation ..........................       203,500
                                                                  ------------
                                                                     1,694,443
                                                                  ------------


                       See Notes to Financial Statements.
                                       35

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY VALUE  PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Energy - Raw Materials - 5.2%
     5,400  Berry Petroleum Company,
            Class A ............................................  $     93,960
     7,800  Forest Oil Corporation* ............................       204,594
    11,900  Horizon Offshore, Inc.* ............................        61,880
    14,300  Key Energy Services, Inc.* .........................       117,260
     3,000  Offshore Logistics, Inc.* ..........................        54,030
    10,800  Peabody Energy Corporation .........................       276,588
     4,100  Penn Virginia Corporation ..........................       143,910
     6,400  Plains All America Pipeline, LP ....................       152,960
     1,600  TC Pipelines, LP ...................................        41,424
     2,400  Universal Compression
              Holdings, Inc.* ..................................        46,872
     1,600  Valero LP ..........................................        59,520
     9,300  Western Gas Resources, Inc. ........................       315,456
                                                                  ------------
                                                                     1,568,454
                                                                  ------------

            Food & Agriculture - 5.5%
    10,300  Bob Evans Farms, Inc. ..............................       249,878
     7,991  Corn Products International, Inc. ..................       223,748
       300  Farmer Brothers Company ............................       103,050
    10,200  Fresh Del Monte Produce, Inc.* .....................       276,930
     5,550  International Multifoods
              Corporation ......................................       115,717
     2,300  Interstate Bakeries Corporation ....................        56,005
       525  J. M. Smucker Company (The) ........................        19,084
     8,100  Lance, Inc. ........................................        96,957
     8,700  Lone Star Steakhouse &
              Saloon, Inc. .....................................       173,826
     3,200  Monsanto Company ...................................        58,784
     4,300  Nash-Finch Company .................................        89,999
     4,400  Pilgrim's Pride Corporation,
              Class B* .........................................        42,900
     2,300  Ruddick Corporation ................................        38,571
       200  Seaboard Corporation ...............................        55,480
     8,400  Smart & Final, Inc.* ...............................        42,000
                                                                  ------------
                                                                     1,642,929
                                                                  ------------

            Insurance - 2.7%
     7,400  AmerUs Group Company ...............................       236,726
     8,000  Commerce Group, Inc. ...............................       309,600


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Insurance (continued)
     3,600  Nationwide Financial Services,
              Inc., Class A ....................................  $    109,800
     6,400  Selective Insurance Group, Inc. ....................       151,040
                                                                  ------------
                                                                       807,166
                                                                  ------------

            International Oil - 0.8%
     1,700  Lufkin Industries, Inc. ............................        47,770
    16,700  Oil States International, Inc.* ....................       179,859
                                                                  ------------
                                                                       227,629
                                                                  ------------

            Liquor - 0.2%
     1,400  Robert Mondavi Corporation,
              Class A* .........................................        44,072
                                                                  ------------

            Media - 2.7%
     6,600  Banta Corporation ..................................       247,764
     5,200  Consolidated Graphics, Inc.* .......................        89,024
    11,400  Entravision Communications,
              Class A* .........................................       140,220
     3,800  Martha Stewart Living
              Omnimedia, Inc., Class A* ........................        28,310
     4,800  Media General, Inc., Class A .......................       257,616
     2,500  Wiley (John) & Sons, Inc.,
              Class A ..........................................        57,900
                                                                  ------------
                                                                       820,834
                                                                  ------------

            Miscellaneous - 0.6%
     2,700  Galyan's Trading Company* ..........................        28,728
     3,200  Imagistics International, Inc.* ....................        60,480
     2,500  Kindred Healthcare, Inc.* ..........................        93,650
                                                                  ------------
                                                                       182,858
                                                                  ------------

            Miscellaneous Finance - 2.1%
     6,873  AMCORE Financial, Inc. .............................       156,979
       400  Friedman, Billings, Ramsey
              Group, Inc., Class A* ............................         4,352
     5,290  Santander BanCorp ..................................        88,079
     2,200  Staten Island Bancorp, Inc. ........................        44,132
     2,600  SWS Group, Inc. ....................................        35,672
    11,709  Washington Federal, Inc. ...........................       300,219
                                                                  ------------
                                                                       629,433
                                                                  ------------


                       See Notes to Financial Statements.
                                       36

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY VALUE  PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Motor Vehicles - 6.2%
    15,130  ArvinMeritor, Inc. .................................  $    353,891
     5,363  BorgWarner, Inc. ...................................       323,067
     6,200  Group 1 Automotive, Inc.* ..........................       169,260
       800  Modine Manufacturing Company .......................        16,376
     7,700  Smith (A.O.) Corporation ...........................       234,465
     2,900  Sonic Automotive, Inc.* ............................        59,160
     6,000  Superior Industries
              International, Inc. ..............................       288,480
     5,400  TBC Corporation* ...................................        63,660
    10,300  United Auto Group, Inc.* ...........................       163,873
     4,800  Winnebago Industries, Inc. .........................       183,312
                                                                  ------------
                                                                     1,855,544
                                                                  ------------

            Non-Durables & Entertainment - 3.2%
     3,300  Jack in the Box, Inc.* .............................        93,225
     3,600  JAKKS Pacific, Inc.* ...............................        40,716
     4,100  Landry's Restaurants, Inc. .........................        89,380
     4,800  Movado Group, Inc. .................................        87,408
    10,300  Regis Corporation ..................................       263,268
     4,200  Russ Berrie and Company, Inc. ......................       141,204
    11,400  Tupperware Corporation .............................       207,936
     3,200  World Wrestling Federation
              Entertainment, Inc.* .............................        31,040
                                                                  ------------
                                                                       954,177
                                                                  ------------

            Non-Ferrous Metals - 1.4%
     2,600  Brush Engineered Materials, Inc. ...................        26,000
     1,700  Century Aluminum Company ...........................        15,453
     5,100  Commercial Metals Company ..........................        96,492
     7,400  Reliance Steel & Aluminum
              Company ..........................................       179,080
     9,900  RTI International Metals, Inc.* ....................       100,188
                                                                  ------------
                                                                       417,213
                                                                  ------------

            Paper & Forest Products - 2.5%
     5,700  Chesapeake Corporation .............................       117,135
     9,200  Glatfelter .........................................       125,580
    15,100  Longview Fibre Company .............................       105,096
     4,700  Rock-Tenn Company, Class A .........................        76,610
     3,100  Universal Forest Products, Inc. ....................        62,651


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Paper & Forest Products (continued)
     5,800  Watson Wyatt & Company
              Holdings* ........................................  $    119,248
    13,100  Wausau-Mosinee Paper
              Corporation ......................................       127,070
                                                                  ------------
                                                                       733,390
                                                                  ------------

            Producer Goods - 11.4%
     3,500  Applied Industrial
              Technologies, Inc. ...............................        55,475
     7,734  AptarGroup, Inc. ...................................       248,261
     5,200  Belden, Inc. .......................................        86,892
     4,767  Briggs & Stratton Corporation ......................       187,105
     4,450  CLARCOR, Inc. ......................................       136,615
    10,400  Federal Signal Corporation .........................       216,112
     8,226  Harsco Corporation .................................       249,659
     9,600  JLG Industries, Inc. ...............................        88,128
         1  Juno Lighting, Inc.* ...............................            10
     7,200  Kennametal, Inc. ...................................       250,200
     9,500  Lincoln Electric Holdings, Inc. ....................       230,945
     3,300  Moog, Inc., Class A* ...............................       105,204
     2,800  Nortek, Inc.* ......................................       123,480
     3,000  Penn Engineering &
              Manufacturing Corporation ........................        39,600
    10,800  Precision Castparts Corporation ....................       246,024
     4,000  Regal-Beloit Corporation ...........................        78,000
     4,100  Steelcase, Inc. ....................................        51,086
     4,100  Stewart & Stevenson Services, Inc. .................        47,150
     3,800  Tecumseh Products Company,
              Class A ..........................................       184,756
     9,000  Terex Corporation* .................................       176,850
     4,000  Triumph Group, Inc.* ...............................       133,360
       500  Watsco, Inc. .......................................         7,850
     3,500  Woodward Governor Company ..........................       168,000
     9,000  York International Corporation .....................       287,100
                                                                  ------------
                                                                     3,397,862
                                                                  ------------

            Railroad & Shipping - 1.2%
     8,100  Alexander & Baldwin, Inc. ..........................       185,409
    10,700  Kansas City Southern* ..............................       162,105
                                                                  ------------
                                                                       347,514
                                                                  ------------


                       See Notes to Financial Statements.
                                       37

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     SMALL COMPANY VALUE PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS                          [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Real Property - 0.3%
     2,100  FBR Asset Investment Corporation ...................  $     70,980
     2,900  Trammell Crow Company* .............................        29,000
                                                                  ------------
                                                                        99,980
                                                                  ------------

            Retail - 5.7%
     4,700  Brown Shoe Company, Inc. ...........................        95,457
     7,400  Burlington Coat Factory
              Warehouse Corporation ............................       145,854
     6,000  Cato Corporation, Class A ..........................       110,400
     6,600  Claire's Stores, Inc. ..............................       140,448
     3,500  Deb Shops, Inc. ....................................        97,335
     3,600  Dress Barn, Inc.* ..................................        44,100
     3,800  Friedman's, Inc., Class A ..........................        31,160
     7,800  Handleman Company* .................................        87,672
     6,700  Haverty Furniture Companies, Inc. ..................        86,430
     9,600  Longs Drug Stores, Inc. ............................       240,000
     5,700  Pep Boys-Manny, Moe & Jack .........................        80,940
     1,000  School Specialty, Inc.* ............................        23,590
     1,100  Shoe Carnival, Inc.* ...............................        20,900
     4,700  ShopKo Stores, Inc.* ...............................        67,492
     2,300  The Finish Line, Inc., Class A* ....................        20,470
    11,000  Trans World Entertainment
              Corporation* .....................................        52,690
       500  UniFirst Corporation ...............................        11,615
     3,800  West Marine, Inc.* .................................        47,690
     8,100  Wilsons The Leather Experts, Inc.* .................        65,043
     8,100  Zale Corporation* ..................................       245,835
                                                                  ------------
                                                                     1,715,121
                                                                  ------------

            Steel - 1.1%
     2,600  AK Steel Holding Corporation* ......................        23,660
     6,900  Carpenter Technology Corporation ...................       143,796
     3,700  Quanex Corporation .................................       149,850
                                                                  ------------
                                                                       317,306
                                                                  ------------

            Tires & Rubber - 2.3%
     7,100  Bandag, Inc. .......................................       248,216
     2,200  Carlisle Companies, Inc. ...........................        98,560
    16,800  Cooper Tire & Rubber Company .......................       350,784
                                                                  ------------
                                                                       697,560
                                                                  ------------


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Tobacco - 1.4%
     2,700  Schweitzer-Mauduit
              International, Inc. ..............................  $     66,285
     9,300  Universal Corporation ..............................       356,655
                                                                  ------------
                                                                       422,940
                                                                  ------------

            Travel & Recreation - 1.2%
     3,400  Aztar Corporation* .................................        48,620
     3,300  Bally Total Fitness Holding
              Corporation* .....................................        38,709
    18,300  Callaway Golf Company ..............................       271,389
                                                                  ------------
                                                                       358,718
                                                                  ------------

            Trucking & Freight - 2.5%
     1,400  Landstar System, Inc.* .............................        70,910
     5,500  Roadway Express, Inc. ..............................       129,800
     5,800  USFreightways Corporation ..........................       156,600
    13,432  Werner Enterprises, Inc. ...........................       240,164
     6,500  Yellow Corporation* ................................       144,885
                                                                  ------------
                                                                       742,359
                                                                  ------------
            TOTAL COMMON STOCKS
              (Cost $28,631,010) ...............................    30,106,650
                                                                  ------------
RIGHTS - 0.0%***
     1,300  Bank United Corporation,
              Contingent Payment Rights* .......................            78
                                                                  ------------
            TOTAL RIGHTS
              (Cost $442) ......................................            78
                                                                  ------------

TOTAL INVESTMENTS
 (Cost $28,631,452**) ..................................  100.7%    30,106,728
OTHER ASSETS AND LIABILITIES
 (Net) .................................................   (0.7)%    (211,244)
                                                          ------- ------------
NET ASSETS .............................................  100.0%   $29,895,484
                                                          ======= ============

-------------------------
 *   Non-income producing security.
 ** Aggregate cost for Federal tax purposes is $29,582,024. *** Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.
                                       38

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS                          [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
COMMON STOCKS - 99.5%

            Aerospace - 1.6%
     6,600  Boeing Company .....................................  $    244,662
       300  Crane Company ......................................         6,855
     1,600  General Dynamics Corporation .......................       125,824
     1,148  Goodrich Corporation ...............................        23,959
       120  HEICO Corporation, Class A .........................         1,037
       600  Kaman Corporation, Class A .........................         6,732
       800  L-3 Communications
              Holdings, Inc.* ..................................        40,712
     3,500  Lockheed Martin Corporation ........................       221,620
       915  Northrop Grumman Corporation .......................       112,362
     1,000  Orbital Sciences Corporation .......................         3,740
     3,200  Raytheon Company ...................................       112,000
     1,700  Rockwell Automation, Inc. ..........................        31,314
     1,700  Rockwell Collins ...................................        36,125
     1,200  Textron, Inc. ......................................        46,620
     1,000  TRW, Inc. ..........................................        57,400
     3,667  United Technologies Corporation ....................       217,783
                                                                  ------------
                                                                     1,288,745
                                                                  ------------

            Air Transportation - 0.4%
       900  Airborne, Inc. .....................................        11,574
       100  Alaska Air Group, Inc.* ............................         2,443
       600  America West Holdings
              Corporation* .....................................         1,236
     1,300  AMR Corporation ....................................        13,247
       600  Atlantic Coast Airlines
              Holdings, Inc.* ..................................         7,428
       600  Atlas Air, Inc.* ...................................         1,842
       400  Continental Airlines, Inc.,
              Class B* .........................................         4,068
         1  Curtiss-Wright Corporation,
              Class B ..........................................            55
     1,000  Delta Air Lines, Inc. ..............................        17,570
       700  EGL, Inc.* .........................................         7,819
       500  ExpressJet Holdings, Inc.* .........................         5,725
     2,232  FedEx Corporation ..................................       105,685
       450  Frontier Airlines, Inc.* ...........................         3,510
       400  JetBlue Airways Corporation* .......................        15,400
       200  Mesaba Holdings, Inc.* .............................         1,200
       800  Midwest Express Holdings, Inc.* ....................         5,880


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Air Transportation (continued)
       700  Northwest Airlines Corporation* ....................  $      7,119
     1,150  Sabre Holdings Corporation* ........................        30,946
       500  SkyWest, Inc. ......................................         7,794
     5,950  Southwest Airlines Company .........................        84,550
       300  UAL Corporation ....................................           861
       400  US Airways Group, Inc.* ............................           280
                                                                  ------------
                                                                       336,232
                                                                  ------------

            Apparel - 0.4%
       200  Barry (R.G.) Corporation ...........................           890
       100  Cherokee, Inc.* ....................................         1,801
       700  Coach, Inc.* .......................................        17,241
       400  Columbia Sportswear Company* .......................        14,488
       200  Cutter & Buck Inc.* ................................           700
       300  Escalade, Inc. .....................................         6,144
       100  Garan, Inc. ........................................         5,998
       600  J. Jill Group, Inc.* ...............................        15,030
     1,078  Jones Apparel Group, Inc.* .........................        38,905
       300  Just for Feet, Inc.* ...............................             1
       400  K-Swiss, Inc., Class A .............................         7,500
       400  Kenneth Cole Productions, Inc.* ....................         9,560
       800  Liz Claiborne, Inc. ................................        22,576
       150  Maxwell Shoe Company, Inc.* ........................         1,759
       200  Nautica Enterprises, Inc.* .........................         2,388
     2,100  Nike, Inc., Class B ................................        90,678
       300  OshKosh B'Gosh, Inc., Class A ......................         9,453
       100  Perry Ellis International, Inc.* ...................         1,262
       800  Polo Ralph Lauren Corporation* .....................        17,328
       800  Polymer Group, Inc.* ...............................           116
       700  Reebok International, Ltd.* ........................        17,122
       500  Russell Corporation ................................         7,990
       100  Superior Uniform Group, Inc. .......................         1,100
       100  Tarrant Apparel Group* .............................           504
       100  Timberland Company, Class A* .......................         3,769
       900  V.F. Corporation ...................................        36,549
       100  Vulcan International Corporation ...................         3,850
       600  Warnaco Group, Inc. ................................            63
     1,300  WestPoint Stevens, Inc. ............................         2,327
       100  Weyco Group, Inc. ..................................         3,190
       100  Wolverine World Wide, Inc. .........................         1,567
                                                                  ------------
                                                                       341,849
                                                                  ------------


                       See Notes to Financial Statements.
                                       39

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Banks - 8.0%
       380  ABC Bancorp ........................................  $      5,141
       105  Admiralty Bancorp, Inc., Class B* ..................         2,689
       100  Allegiant Bancorp, Inc. ............................         1,615
     2,733  AmSouth Bancorporation .............................        61,411
       510  Anchor BanCorp Wisconsin, Inc. .....................        11,138
       152  Arrow Financial Corporation ........................         4,872
       484  Associated Banc-Corp ...............................        16,848
       100  BancFirst Corporation ..............................         4,567
       600  BancorpSouth, Inc. .................................        12,330
    12,000  Bank of America Corporation ........................       840,960
       250  Bank of Granite Corporation ........................         4,592
       500  Bank of Hawaii Corporation .........................        14,440
     5,600  Bank of New York Company, Inc. .....................       196,840
     9,100  Bank One Corporation ...............................       372,645
       500  BankAtlantic Bancorp, Inc.,
              Class A ..........................................         5,125
     1,047  Banknorth Group, Inc. ..............................        27,306
       100  Bar Harbor Bankshares ..............................         1,775
     3,615  BB&T Corporation ...................................       137,551
       100  BNCCORP, Inc. ......................................           593
       656  Brookline Bancorp, Inc. ............................         8,207
       294  BSB Bancorp, Inc. ..................................         6,571
         5  California Independent Bancorp .....................            99
       300  Capitol Bancorp, Ltd. ..............................         6,363
       900  Capitol Federal Financial ..........................        22,923
       612  Cascade Bancorp ....................................         9,370
       101  Central Coast Bancorp* .............................         1,980
       100  Chemical Financial Corporation .....................         2,954
       350  Chittenden Corporation .............................        10,850
       300  Citizens Banking Corporation .......................         7,794
       100  Citizens Financial Corporation,
              Class A* .........................................           540
       100  Citizens South Banking
              Corporation ......................................         2,191
       314  City National Corporation ..........................        16,931
       800  Colonial BancGroup, Inc. ...........................        10,840
       200  Columbia Bancorp ...................................         4,020
       644  Columbia Banking System, Inc.* .....................         7,406
     1,348  Comerica, Inc. .....................................        78,858
       100  Comm Bancorp, Inc. .................................         3,325
       400  Commerce Bancorp, Inc. .............................        18,964


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Banks (continued)
       451  Commerce Bancshares, Inc. ..........................  $     19,370
       115  Community Bancorp, Inc.* ...........................           962
       400  Community Bank System, Inc. ........................        12,300
       225  Community Banks, Inc. ..............................         6,154
       300  Community First Bankshares, Inc. ...................         8,166
       900  Compass Bancshares, Inc. ...........................        30,231
       200  Corus Bankshares, Inc. .............................         9,452
       100  Crazy Woman Creek Bancorp Inc. .....................         1,253
       400  Cullen/Frost Bankers, Inc. .........................        14,960
       400  Doral Financial Corporation ........................        16,956
       100  EFC Bancorp, Inc. ..................................         1,710
       423  F.N.B. Corporation .................................        12,944
       200  FFLC Bancorp, Inc. .................................         5,795
       121  Fidelity Bancorp, Inc. .............................         2,190
     4,574  Fifth Third Bancorp ................................       306,549
       100  First Busey Corporation ............................         2,151
       500  First Charter Corporation ..........................         8,050
       100  First Citizens BancShares, Inc.,
              Class A ..........................................        10,824
       110  First Colonial Group, Inc. .........................         2,766
       800  First Commonwealth Financial
              Corporation ......................................         9,616
       200  First Financial Bancorp ............................         3,496
       375  First Financial Bankshares, Inc. ...................        13,312
       100  First Mariner Bancorp, Inc.* .......................         1,124
       437  First Midwest Bancorp, Inc. ........................        12,542
     1,100  First Midwest Financial, Inc. ......................        15,939
       341  First Mutual Bancshares, Inc. ......................         5,388
       100  First Niagara Financial
              Group, Inc. ......................................         3,000
       900  First Tennessee National
              Corporation ......................................        34,470
       450  First Virginia Banks, Inc. .........................        17,667
       300  Firstfed America Bancorp, Inc. .....................         7,230
       400  FirstFed Financial Corporation .....................        11,300
       500  FirstMerit Corporation .............................        12,465
     8,231  FleetBoston Financial
              Corporation ......................................       198,614
       869  FNB Corporation ....................................        14,990
       100  FNB Financial Services
              Corporation ......................................         1,658


                       See Notes to Financial Statements.
                                       40

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Banks (continued)
       400  Franklin Bank N.A ..................................  $      7,300
       500  Frontier Financial Corporation .....................        13,125
       716  Fulton Financial Corporation .......................        13,389
       600  GA Financial, Inc. .................................        11,580
        20  German American Bancorp ............................           353
       400  Great Southern Bancorp, Inc. .......................        14,644
       400  Greater Bay Bancorp ................................        10,080
       100  Habersham Bancorp ..................................         1,858
       500  Harbor Florida Bancshares, Inc. ....................        11,255
       105  Harleysville National Corporation ..................         2,694
       133  Harleysville Savings Financial
              Corporation ......................................         2,726
       165  Heritage Commerce Corporation* .....................         1,436
     1,100  Hibernia Corporation, Class A ......................        23,012
       200  Home Financial Bancorp .............................           830
        43  Horizon Financial Corporation ......................           550
     1,400  Hudson City Bancorp, Inc. ..........................        25,928
       300  Hudson United Bancorp ..............................         8,664
     1,785  Huntington Bancshares, Inc. ........................        36,039
       100  Independent Bank Corporation .......................         2,051
    15,390  J.P. Morgan Chase & Company ........................       406,296
       200  Kentucky First Bancorp, Inc. .......................         2,870
     3,200  KeyCorp ............................................        85,856
       100  Laurel Capital Group, Inc. .........................         1,984
       200  LSB Bancshares, Inc. ...............................         3,320
       700  M&T Bank Corporation ...............................        60,060
       100  MAF Bancorp, Inc. ..................................         3,573
     1,600  Marshall & Ilsley Corporation ......................        48,960
       100  Mayflower Cooperative Bank .........................         1,490
     3,300  Mellon Financial Corporation .......................        91,245
       500  Mercantile Bankshares
              Corporation ......................................        20,335
       750  Merchants Bancshares, Inc. .........................        18,000
       150  Midwest Banc Holdings, Inc. ........................         2,814
       100  Monterey Bay Bancorp, Inc.* ........................         1,808
     4,600  National City Corporation ..........................       143,382
     1,535  National Commerce Financial
              Corporation ......................................        42,489
       103  National Penn Bancshares, Inc. .....................         2,824
       441  Net.B@nk, Inc.* ....................................         4,952
       100  North Bancshares, Inc. .............................         1,290


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Banks (continued)
     1,200  North Fork Bancorporation, Inc. ....................  $     50,364
       280  North Valley Bancorp ...............................         4,620
       100  Northeast Bancorp ..................................         1,430
     1,300  Northern States Financial
              Corporation ......................................        34,112
     1,700  Northern Trust Corporation .........................        72,658
       100  Norwood Financial Corporation ......................         3,023
       120  NSD Bancorp, Inc. ..................................         2,744
       449  Old National Bancorp ...............................        11,629
       100  Omega Financial Corporation ........................         3,358
       220  Oriental Financial Group, Inc. .....................         5,137
       200  Pacific Crest Capital, Inc. ........................         6,320
       200  Park National Corporation ..........................        19,400
       500  People's Bank-Bridgeport ...........................        12,210
     2,100  PNC Financial Services Group .......................        96,789
     1,000  Popular, Inc. ......................................        34,810
       456  Provident Bankshares
              Corporation ......................................        10,483
       100  Provident Financial Group, Inc. ....................         2,896
     1,700  Regions Financial Corporation ......................        60,724
       632  Republic Bancorp, Inc. .............................         8,564
       500  Republic Bancorp, Inc., Class A ....................         6,125
       500  S&T Bancorp, Inc. ..................................        12,350
       100  S.Y. Bancorp, Inc. .................................         3,690
       600  S1 Corporation* ....................................         3,138
       300  Sandy Spring Bancorp, Inc. .........................         9,855
       200  Simmons First National
              Corporation, Class A .............................         7,398
       644  Sky Financial Group, Inc. ..........................        13,176
       400  South Financial Group, Inc. ........................         8,380
     1,200  Southern Missouri Bancorp, Inc. ....................        22,134
     2,600  SouthTrust Corporation .............................        68,224
       635  State Bancorp, Inc. ................................        11,322
     2,500  State Street Corporation ...........................       108,300
       126  Sterling Bancorp ...................................         3,730
       150  Sterling Bancshares, Inc. ..........................         2,100
       200  Suffolk Bancorp ....................................         6,444
       100  Summit Bancshares, Inc. ............................         2,150
         5  Sun Bancorp, Inc.* .................................            65
     2,200  SunTrust Banks, Inc. ...............................       148,522
       500  Susquehanna Bancshares, Inc. .......................        11,670


                       See Notes to Financial Statements.
                                       41

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Banks (continued)
     2,756  Synovus Financial Corporation ......................  $     66,613
       500  TCF Financial Corporation ..........................        24,300
       150  Texas Regional Bancshares, Inc. ....................         5,175
       100  The Trust Company of
              New Jersey .......................................         2,416
       100  Timberland Bancorp, Inc. ...........................         1,740
       100  Tompkins Trustco, Inc. .............................         4,700
       858  TrustCo Bank Corporation NY ........................        10,296
       600  Trustmark Corporation ..............................        14,898
    14,709  U.S. Bancorp .......................................       316,096
       110  U.S.B. Holding Company, Inc. .......................         1,876
       405  UMB Financial Corporation ..........................        16,245
       100  Union Bankshares Ltd.* .............................         1,250
       100  Union Community Bancorp ............................         1,496
     1,500  Union Planters Corporation .........................        46,590
     1,200  UnionBanCal Corporation ............................        54,000
       400  United Bankshares, Inc. ............................        12,165
       330  United Financial Corporation .......................         6,947
       424  United National Bancorp ............................         8,989
       100  United Tennessee
              Bankshares, Inc. .................................         1,144
       100  Vail Banks, Inc. ...................................         1,176
       648  Valley National Bancorp ............................        18,462
    10,748  Wachovia Corporation ...............................       396,064
       100  Washington Trust Bancorp, Inc. .....................         1,960
    13,290  Wells Fargo & Company ..............................       693,605
       500  WesBanco, Inc. .....................................        11,105
       300  Westamerica Bancorporation .........................        12,516
       350  Whitney Holding Corporation ........................        11,596
       228  Willow Grove Bancorp, Inc.* ........................         2,752
       400  Wilmington Trust Corporation .......................        12,464
       700  Zions Bancorporation ...............................        38,234
                                                                  ------------
                                                                     6,596,194
                                                                  ------------

            Business Machines - 7.5%
     2,900  3Com Corporation* ..................................        14,297
       300  3D Systems Corporation* ............................         1,992
     1,200  Adaptec, Inc.* .....................................         7,356
     1,700  Adobe Systems, Inc. ................................        34,170
       400  Advanced Digital Information
              Corporation* .....................................         2,224


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Machines (continued)
     2,600  Apple Computer, Inc. ...............................  $     38,350
       340  Arbitron, Inc.* ....................................        11,220
       300  Artesyn Technologies, Inc.* ........................           708
     1,800  Ascential Software Corporation* ....................         3,942
       800  Autodesk, Inc. .....................................        10,640
       300  Avici Systems, Inc.* ...............................           225
       400  Avocent Corporation* ...............................         6,484
     4,300  BEA Systems, Inc.* .................................        26,273
     1,667  BMC Software, Inc.* ................................        23,171
       900  Borland Software Corporation* ......................         8,910
       200  California First National Bancorp ..................         2,792
       500  Charles & Covard Ltd.* .............................         2,100
    57,083  Cisco Systems, Inc.* ...............................       788,887
       200  Cognitronics Corporation* ..........................           320
       900  Computer Horizons Corporation* .....................         3,348
     3,900  Compuware Corporation* .............................        14,157
     1,931  Comverse Technology, Inc.* .........................        15,796
       600  Concurrent Computer
              Corporation* .....................................         1,686
       200  Convera Corporation* ...............................           282
       200  Crossroads Systems, Inc.* ..........................           130
    20,100  Dell Computer Corporation* .........................       535,062
       600  Diebold, Inc. ......................................        21,624
       600  Digital Lightwave, Inc.* ...........................           810
    20,600  EMC Corporation* ...................................       139,256
     1,700  Enterasys Networks, Inc.* ..........................         1,717
       200  Evans & Sutherland Computer
              Corporation* .....................................         1,200
       200  Extended Systems, Inc.* ............................           520
       663  Fair Isaac & Company, Inc. .........................        23,503
       900  Foundry Networks, Inc.* ............................         7,875
     3,200  Gateway, Inc.* .....................................        11,200
     1,000  Handspring, Inc.* ..................................         1,160
    23,717  Hewlett-Packard Company ............................       318,519
       900  Hypercom Corporation* ..............................         3,384
       900  IKON Office Solutions, Inc. ........................         8,325
       900  Interland, Inc.* ...................................         2,295
    13,300  International Business
              Machines Corporation .............................     1,002,554
     1,300  InterVoice-Brite, Inc.* ............................         2,089
     3,000  Juniper Networks, Inc.* ............................        21,810


                       See Notes to Financial Statements.
                                       42

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Machines (continued)
       100  Latitude Communications, Inc.* .....................  $         78
     1,000  Lexmark International
              Group, Inc.* .....................................        47,200
       500  LTX Corporation* ...................................         3,920
     2,280  Maxtor Corporation* ................................         8,459
     1,047  McDATA Corporation, Class A* .......................        10,020
     1,412  Microchip Technology, Inc.* ........................        29,723
       600  Micromuse, Inc.* ...................................         1,812
       100  MICROS Systems, Inc.* ..............................         2,441
    42,175  Microsoft Corporation* .............................     2,069,949
       400  MIPS Technologies, Inc., Class A* ..................           812
       800  NCR Corporation* ...................................        22,480
       450  Netegrity, Inc.* ...................................         1,030
     3,300  Network Appliance, Inc.* ...........................        31,482
     2,634  Novell, Inc.* ......................................         6,848
       430  Obie Media Corporation* ............................         1,419
       100  Optio Software, Inc.* ..............................            28
    43,300  Oracle Corporation* ................................       415,247
     4,311  Palm, Inc.* ........................................         3,276
     1,800  Pitney Bowes, Inc. .................................        65,250
       300  Procom Technology, Inc.* ...........................            96
       377  Proxim Corporation, Class A* .......................           901
     1,300  Quantum Corporation -
              DLT & Storage Systems* ...........................         3,835
     1,100  Rainbow Technologies, Inc.* ........................         4,620
       300  Rimage Corporation* ................................         2,787
       800  SanDisk Corporation* ...............................        12,968
       100  ScanSource, Inc* ...................................         6,019
       500  SCM Microsystems, Inc.* ............................         3,790
     4,400  Siebel Systems, Inc.* ..............................        37,268
       500  Sorrento Networks Corporation* .....................           340
       100  SSP Solutions, Inc.* ...............................           120
       900  Storage Technology Corporation* ....................        12,285
       200  StorageNetworks, Inc.* .............................           312
    29,400  Sun Microsystems, Inc.* ............................       108,486
       349  SureBeam Corporation, Class A* .....................           873
       700  Sybase, Inc.* ......................................         9,807
       500  Tech Data Corporation* .............................        16,535
       500  Titan Corporation* .................................         5,625
     2,000  Total System Services, Inc. ........................        34,000
       400  TransAct Technologies, Inc. ........................         2,064


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Machines (continued)
       100  UniComp, Inc.* .....................................  $          9
     2,800  Unisys Corporation* ................................        24,920
       200  Visual Networks, Inc.* .............................           208
     1,000  Vitria Technology, Inc.* ...........................         1,041
     6,900  Xerox Corporation ..................................        48,369
                                                                  ------------
                                                                     6,181,115
                                                                  ------------

            Business Services - 4.6%
       700  A.D.A.M., Inc.* ....................................           602
       600  ABM Industries, Inc. ...............................        10,068
       300  Actuate Corporation* ...............................           687
       400  Adept Technology, Inc.* ............................           452
       300  Administaff, Inc.* .................................           810
       300  Advent Software, Inc.* .............................         5,154
       400  Aether Systems, Inc.* ..............................         1,136
     1,200  Affiliated Computer Services, Inc.,
              Class A* .........................................        53,400
       400  Affymetrix, Inc.* ..................................         7,204
     1,100  Agile Software Corporation* ........................         7,414
       959  Akamai Technologies, Inc.* .........................           911
     1,500  Alcide Corporation* ................................        26,505
     1,700  Allied Waste Industries, Inc.* .....................        14,807
       200  American Locker Group, Inc. ........................         2,178
       600  American Management
              Systems, Inc.* ...................................         9,000
       500  American Superconductor
              Corporation* .....................................         1,900
       400  Angelica Corporation ...............................         6,660
       400  AnswerThink Consulting
              Group, Inc.* .....................................           820
       300  ANSYS, Inc.* .......................................         6,210
     1,425  Apollo Group, Inc., Class A* .......................        59,608
       200  Appiant Technologies, Inc.* ........................           104
       100  Apropos Technology, Inc.* ..........................           156
       100  Aptimus, Inc.* .....................................            88
       300  ARAMARK Corporation, Class B* ......................         6,795
       200  Ardent Communications, Inc.* .......................             1
       100  Argonaut Technologies, Inc.* .......................            91
     2,000  Ariba, Inc.* .......................................         4,400
       100  Ascendant Solutions, Inc.* .........................            32
       700  Aspen Technology, Inc.* ............................         2,814


                       See Notes to Financial Statements.
                                       43

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services (continued)
     2,692  At Home Corporation,
              Series A* ........................................  $         12
     4,800  Automatic Data Processing, Inc. ....................       181,296
     2,300  AutoNation, Inc.* ..................................        30,360
       300  BARRA, Inc.* .......................................        10,467
       800  BISYS Group, Inc.* .................................        20,384
       400  Blue Coat Systems, Inc.* ...........................           264
       700  Bowne & Company, Inc. ..............................         8,470
     2,200  Brocade Communications
              Systems, Inc.* ...................................        31,834
       300  Brooktrout Inc.* ...................................         1,533
       200  BSQUARE Corporation* ...............................           152
       100  Calico Commerce, Inc.* .............................            29
        68  CareCentric, Inc.* .................................            31
       400  Career Education Corporation* ......................        17,836
       700  Carreker Corporation* ..............................         6,412
       500  Casella Waste Systems, Inc.,
              Class A* .........................................         4,110
       200  Cash Technologies, Inc.* ...........................           150
       300  Catalina Marketing Corporation* ....................         9,429
       500  Catalyst International, Inc.* ......................           800
       800  CDW Computer Centers, Inc.* ........................        34,336
       600  Cell Genesys, Inc.* ................................         6,942
     8,077  Cendant Corporation* ...............................       115,582
       400  CenterSpan Communications
              Corporation* .....................................         1,140
       200  Centra Software, Inc.* .............................           276
     1,200  Ceridian Corporation* ..............................        19,284
       550  Certegy, Inc.* .....................................        18,073
       400  Charles River Associates, Inc.* ....................         6,844
     1,000  Checkfree Holdings Corporation* ....................        12,370
       300  Checkpoint Systems, Inc.* ..........................         3,450
       121  Chindex International, Inc.* .......................           895
       686  ChoicePoint, Inc.* .................................        29,477
       300  Chordiant Software, Inc.* ..........................           273
     1,300  Ciber, Inc.* .......................................         7,943
     1,282  Cintas Corporation .................................        56,421
     1,700  Citrix Systems, Inc.* ..............................        10,710
       300  Click Commerce, Inc.* ..............................           180
       200  Closure Medical Corporation* .......................         2,920
       100  Coinstar, Inc.* ....................................         2,700


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services (continued)
       150  Comarco, Inc.* .....................................  $        895
     1,560  Commerce One, Inc.* ................................           620
     4,981  Computer Associates
              International, Inc. ..............................        55,787
     1,500  Computer Sciences Corporation* .....................        55,245
       600  Computer Task Group, Inc. ..........................         1,920
     3,900  Concord EFS, Inc.* .................................        79,599
     1,600  Convergys Corporation* .............................        28,624
       350  Copart, Inc.* ......................................         4,924
       300  Corillian Corporation* .............................           303
       300  Cornell Corrections, Inc.* .........................         2,394
       400  Corporate Executive Board
              Company* .........................................        11,760
       500  CoStar Group, Inc.* ................................        12,045
       600  Covansys Corporation* ..............................         1,776
       700  Cross Country, Inc.* ...............................        10,017
        29  Cross Media Marketing
              Corporation* .....................................            41
       400  CSG Systems International, Inc.* ...................         4,756
       800  CuraGen Corporation* ...............................         4,648
       200  CyberSource Corporation* ...........................           360
       200  Datalink Corporation* ..............................           720
       600  Deluxe Corporation .................................        27,276
       400  DeVRY, Inc.* .......................................         7,204
       300  Digex, Inc.* .......................................            63
       200  Digital Angel Corporation* .........................           600
       200  Digital Fusion, Inc.* ..............................           198
       257  Digital Insight Corporation* .......................         4,189
       200  Digital River, Inc.* ...............................         1,556
       500  DigitalThink, Inc.* ................................           780
       500  Digitas, Inc.* .....................................         1,510
       200  Diversa Corporation* ...............................         1,800
       300  Docent, Inc.* ......................................           228
       400  Documentum, Inc.* ..................................         6,172
     1,438  DoubleClick, Inc.* .................................         8,096
        50  DSET Corporation* ..................................            12
       900  DST Systems, Inc.* .................................        30,672
       550  Dun & Bradstreet Corporation* ......................        19,409
       700  E.piphany, Inc.* ...................................         2,310
     1,471  EarthLink, Inc.* ...................................         8,973
     2,200  eBay, Inc.* ........................................       124,344


                       See Notes to Financial Statements.
                                       44

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services (continued)
       100  eBenX, Inc.* .......................................  $        275
       700  Echelon Corporation* ...............................         9,002
       400  Eclipsys Corporation* ..............................         2,880
     1,100  Ecolab, Inc. .......................................        49,544
       200  eCollege.com, Inc.* ................................           760
       500  Edison Schools, Inc.* ..............................           225
       430  eFunds Corporation* ................................         4,399
       200  eGain Communications ...............................            50
     3,700  Electronic Data Systems
              Corporation ......................................       148,962
       300  Embarcadero Technologies, Inc.* ....................         1,938
       300  eMerge Interactive, Inc., Class A* .................           114
       700  Entrust Technologies, Inc.* ........................         2,995
       200  ePresence, Inc.* ...................................           350
     1,100  Equifax, Inc. ......................................        25,608
       125  eXcelon Corporation* ...............................            49
       400  Exelixis, Inc.* ....................................         1,976
       200  Extensity, Inc.* ...................................           344
     1,000  Exult, Inc.* .......................................         2,950
       200  F5 Networks, Inc.* .................................         2,500
       400  FactSet Research Systems, Inc. .....................         9,920
       300  Factual Data Corporation* ..........................         2,085
       300  FileNET Corporation* ...............................         4,074
     6,000  First Data Corporation .............................       208,500
     1,400  Fiserv, Inc.* ......................................        51,534
       400  Forrester Research, Inc.* ..........................         6,248
       400  FreeMarkets, Inc.* .................................         2,360
       600  Frontline Communications
              Corporation* .....................................           216
       200  G & K Services, Inc., Class A ......................         6,408
     1,198  Gartner Group, Inc., Class B* ......................        11,022
       700  Genencor International, Inc.* ......................         6,566
       300  Gentiva Health Services, Inc.* .....................         2,430
       200  Global Imaging Systems, Inc.* ......................         3,922
       400  Global Payments, Inc.* .............................        11,144
       300  GP Strategies Corporation* .........................         1,395
       350  Group 1 Software, Inc.* ............................         4,813
        27  GSI Commerce, Inc.* ................................           137
       600  GTECH Holdings Corporation* ........................        11,490
     1,600  H & R Block, Inc. ..................................        78,240
       550  HA-LO Industries, Inc.* ............................            11
       200  Harris Interactive, Inc.* ..........................           460


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services (continued)
       100  Healthcare Services Group, Inc.* ...................  $      1,190
       200  HearMe, Inc.* ......................................             2
       600  Henry (Jack) & Associates ..........................         9,792
       100  Homeseekers.com, Inc.* .............................             7
       100  Hughes Supply, Inc. ................................         2,873
       300  Hunt Corporation ...................................         3,060
       300  I-many, Inc.* ......................................           771
     3,540  i2 Technologies, Inc.* .............................         3,186
       500  ICOS Corporation* ..................................        12,140
       200  IDT Corporation* ...................................         3,530
       600  IDX Systems Corporation* ...........................         6,996
       600  iGATE Capital Corporation* .........................         2,365
       200  iManage, Inc.* .....................................           504
       300  Immune Response Corporation* .......................           165
     2,500  IMS Health, Inc. ...................................        43,500
       600  InFocus Corporation* ...............................         6,690
     1,700  Infonet Services Corporation,
              Class B* .........................................         3,655
       800  Informatica Corporation* ...........................         3,664
       200  Inforte Corporation* ...............................         1,520
     2,100  InfoSpace.com, Inc.* ...............................         1,092
     1,000  Inktomi Corporation* ...............................           500
       800  Innodata Corporation* ..............................           872
       600  Inrange Technologies
              Corporation, Class B* ............................         2,310
       200  INT Media Group, Inc.* .............................           474
       300  Interactive Intelligence, Inc.* ....................         1,050
       100  InterCept Group, Inc.* .............................         1,473
       100  Interleukin Genetics, Inc.* ........................            69
        43  Internet Pictures Corporation* .....................            62
     2,842  Interpublic Group of
              Companies, Inc. ..................................        51,810
     1,300  Intertrust Technologies
              Corporation* .....................................         3,835
     1,200  Interwoven, Inc.* ..................................         3,000
     1,600  Intuit, Inc.* ......................................        71,408
       500  Invitrogen Corporation* ............................        17,800
       600  Iron Mountain, Inc.* ...............................        16,680
       900  IT Group, Inc.* ....................................             2
        96  iVillage, Inc.* ....................................            79
       900  J.D. Edwards & Company* ............................        11,745


                       See Notes to Financial Statements.
                                       45

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services (continued)
       600  Jacobs Engineering Group, Inc.* ....................  $     20,256
       200  Kana Software, Inc.* ...............................           380
       700  Keane, Inc.* .......................................         5,670
       100  Keith Companies, Inc.* .............................           925
       400  Kelly Services, Inc., Class A ......................         9,436
       850  Key3Media Group, Inc.* .............................            34
       300  Keynote Systems, Inc.* .............................         2,187
       500  Korn/Ferry International* ..........................         3,510
     1,200  KPMG Consulting, Inc.* .............................        12,180
       400  Kroll, Inc.* .......................................         7,564
       300  Kronos, Inc.* ......................................         7,788
       600  Labor Ready, Inc.* .................................         4,080
       700  Lamar Advertising Company* .........................        22,372
     1,675  Legato Systems, Inc.* ..............................         4,757
     1,000  Liberate Technologies, Inc.* .......................         1,890
       200  Lightbridge, Inc.* .................................         1,426
       200  LiveWorld, Inc.* ...................................             5
       600  Luminex Corporation* ...............................         4,800
       400  Macrovision Corporation* ...........................         5,536
       500  Manhattan Associates, Inc.* ........................        11,135
       600  Manpower, Inc. .....................................        19,872
       800  Manugistics Group, Inc.* ...........................         3,200
       200  Marimba, Inc.* .....................................           360
       100  MarketWatch.com, Inc.* .............................           425
       100  Matritech, Inc.* ...................................           202
       500  MatrixOne, Inc.* ...................................         2,400
       300  MAXIMUS, Inc.* .....................................         6,468
       200  Maxygen, Inc.* .....................................         1,632
        45  MCSi, Inc.* ........................................           276
       200  Mechanical Technology, Inc.* .......................           308
       900  Medical Staffing Network
              Holdings, Inc.* ..................................        16,119
       500  MemberWorks, Inc.* .................................         8,000
       100  Mentor Corporation .................................         3,306
       700  Mentor Graphics Corporation* .......................         4,970
       900  Mercator Software, Inc.* ...........................         1,278
       300  Mercury Computer Systems, Inc.* ....................         7,479
       800  Mercury Interactive Corporation* ...................        20,328
       300  Metricom, Inc.* ....................................             1
       800  Metris Companies, Inc. .............................         3,200
        30  MicroStrategy, Inc., Class A* ......................           339


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services (continued)
       200  Microvision, Inc.* .................................  $        900
       200  Millennium Cell, Inc.* .............................           458
       200  Modem Media, Inc.* .................................           528
       800  MPS Group, Inc.* ...................................         4,280
       300  Multex.com, Inc.* ..................................           936
        50  National Instruments
              Corporation* .....................................         1,417
       400  National Processing, Inc.* .........................         8,188
       125  National Service Industries, Inc. ..................           856
       400  Navigant Consulting, Inc.* .........................         2,328
       500  NCO Group, Inc.* ...................................         8,635
       500  NDCHealth Corporation ..............................        10,210
       250  Neoforma, Inc.* ....................................         2,255
       100  NEON Systems, Inc.* ................................           390
       200  NeoRx Corporation* .................................           114
       200  Net Perceptions, Inc* ..............................           215
       300  Netcentives, Inc.* .................................             1
       432  NetIQ Corporation* .................................         8,381
       200  NetObjects, Inc.* ..................................             1
       300  NetRatings, Inc.* ..................................         1,710
     1,100  Network Associates, Inc.* ..........................        14,300
        27  Network Commerce, Inc.* ............................             1
       200  New Horizons Worldwide, Inc.* ......................         1,388
       200  NMS Communications Corp.* ..........................           340
       200  Nuance Communications, Inc.* .......................           580
       600  Numerical Technologies, Inc.* ......................         2,754
       700  Oak Technology, Inc.* ..............................         3,059
     1,400  Omnicom Group, Inc. ................................        84,700
       100  OneSource Information
              Services, Inc.* ..................................           651
       100  Online Resources ...................................           278
       100  Opticnet Common Share* .............................             1
       800  Orchid Biosciences, Inc.* ..........................           784
       400  Overture Services, Inc.* ...........................         8,101
       300  Packeteer, Inc.* ...................................         1,365
       200  Paradigm Genetics, Inc.* ...........................           110
     1,900  Parametric Technology
              Corporation* .....................................         4,332
     2,800  Paychex, Inc. ......................................        65,520
       100  PC-Tel, Inc.* ......................................           596
       900  PDI, Inc.* .........................................         5,985


                       See Notes to Financial Statements.
                                       46

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services (continued)
       500  PEC Solutions, Inc.* ...............................  $     11,680
       300  Pegasus Solutions, Inc.* ...........................         4,626
     2,212  PeopleSoft, Inc.* ..................................        35,569
     1,977  Peregrine Systems, Inc.* ...........................           534
       300  Performance Food Group
              Company* .........................................        10,395
       800  Perot Systems Corporation, Class A* ................         9,480
       400  Pixar, Inc.* .......................................        19,536
       600  PLATO Learning, Inc.* ..............................         4,716
       800  Polycom, Inc.* .....................................         7,848
       100  Pomeroy Computer
              Resources, Inc.* .................................         1,184
       300  Pre-Paid Legal Services, Inc.* .....................         6,201
       300  Predictive Systems, Inc.* ..........................            75
       100  Preview Systems, Inc.* .............................             4
     1,200  Priceline.com, Inc.* ...............................         2,820
       100  Primus Knowledge
              Solutions, Inc.* .................................            56
       400  Programmer's Paradise, Inc.* .......................           844
     1,300  PSINet, Inc.*+ .....................................             5
       700  Puma Technology, Inc.* .............................           280
       300  QRS Corporation* ...................................         1,908
       100  quepasa.com, inc.* .................................             6
       900  Quest Software, Inc.* ..............................         9,324
       300  Quintus Corporation* ...............................            25
       500  Quixote Corporation ................................         8,475
       300  R.H. Donnelley Corporation* ........................         7,458
       600  Radiant Systems, Inc.* .............................         5,748
     1,400  RealNetworks, Inc.* ................................         6,412
       900  Red Hat, Inc.* .....................................         4,275
     1,400  Redback Networks, Inc.* ............................         1,428
       500  Register.com, Inc.* ................................         2,225
     1,000  RemedyTemp, Inc., Class A* .........................        11,990
       500  Renaissance Learning, Inc.* ........................         8,455
     1,400  Republic Services, Inc.* ...........................        28,840
       200  Resources Connection, Inc.* ........................         3,482
       548  Retek, Inc.* .......................................         2,680
       800  Reynolds & Reynolds Company,
              Class A ..........................................        19,880
       300  Right Management
              Consultants, Inc.* ...............................         6,555


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services (continued)
     1,400  Robert Half International, Inc.* ...................  $     24,248
       650  RSA Security, Inc.* ................................         1,534
       500  Saba Software, Inc.* ...............................         1,360
       300  SafeNet, Inc.* .....................................         5,475
       200  Safety-Kleen Corporation ...........................            31
       500  Sanchez Computer
              Associates, Inc.* ................................         1,915
       800  Sapient Corporation* ...............................         1,016
       300  SBS Technologies, Inc.* ............................         2,178
       200  SEACOR SMIT, Inc.* .................................         7,880
       400  Secure Computing Corporation* ......................         1,768
     1,200  SeeBeyond Technology
              Corporation* .....................................         2,028
       300  Selectica, Inc.* ...................................         1,305
       200  Sequenom, Inc.* ....................................           486
       600  SERENA Software, Inc.* .............................         9,126
     2,700  ServiceMaster Company ..............................        30,024
       300  Sirius Satellite Radio, Inc.* ......................           453
       200  SkillSoft Corporation* .............................         2,062
       200  SmartServ Online, Inc.* ............................           194
       800  Sonic Foundry, Inc.* ...............................           768
       700  SonicWALL, Inc.* ...................................         3,150
     1,600  Sonus Networks, Inc.* ..............................         1,232
       200  Spartech Corporation ...............................         4,280
       600  SpeechWorks International, Inc.* ...................         1,968
     1,000  Spherion Corporation* ..............................         8,250
       200  SportsLine USA, Inc.* ..............................           250
       600  SPSS, Inc.* ........................................         6,900
       100  SS&C Technologies, Inc.* ...........................         1,290
       400  Standard Register Company ..........................        10,180
       300  StarTek, Inc.* .....................................         6,495
       100  Strayer Education, Inc. ............................         5,542
     2,164  SunGard Data Systems, Inc.* ........................        53,343
       300  Switchboard, Inc.* .................................           465
     2,100  Sycamore Networks, Inc.* ...........................         5,985
       800  Sykes Enterprises, Inc.* ...........................         5,168
       500  Sylvan Learning Systems, Inc.* .....................         7,095
     1,200  Symantec Corporation* ..............................        34,320
       300  Symyx Technologies, Inc.* ..........................         3,159
        85  SYNAVANT, Inc.* ....................................           121
       496  Synopsys, Inc.* ....................................        21,402



                       See Notes to Financial Statements.
                                       47

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services (continued)
       300  Synplicity, Inc.* ..................................  $      1,503
       495  TALX Corporation ...................................         6,316
       400  Technology Solutions Company* ......................           448
     1,300  TeleTech Holdings, Inc.* ...........................         8,190
       843  Tetra Tech, Inc.* ..................................         7,654
       100  TETRA Technologies, Inc.* ..........................         2,051
       300  Texas Biotechnology
              Corporation* .....................................           765
       200  TheStreet.com, Inc.* ...............................           570
     2,100  TIBCO Software, Inc.* ..............................         8,841
       800  Ticketmaster Online-
              CitySearch, Inc., Class B* .......................        12,872
       900  TMP Worldwide, Inc.* ...............................         9,828
       171  Tradestation Group, Inc.* ..........................           245
       500  Transaction Systems Architects,
              Inc., Class A* ...................................         4,300
       500  TriZetto Group, Inc.* ..............................         3,265
       100  Tucows, Inc.* ......................................            36
       500  Tularik, Inc.* .....................................         3,500
       600  United Rentals, Inc.* ..............................         9,270
       700  Universal Electronics, Inc.* .......................         6,791
       700  UNOVA, Inc.* .......................................         3,773
       600  URS Corporation ....................................        14,070
       200  ValiCert, Inc.* ....................................           114
       363  ValueClick, Inc.* ..................................           875
       100  Variagenics, Inc.* .................................           110
       500  Vastera, Inc.* .....................................         1,200
       201  Ventiv Health, Inc.* ...............................           312
     2,116  VeriSign, Inc.* ....................................        15,193
     2,978  VERITAS Software Corporation* ......................        48,214
       300  Verity, Inc.* ......................................         3,270
       700  Viad Corporation ...................................        15,491
     2,116  Vignette Corporation* ..............................         1,883
       500  Wallace Computer Services, Inc. ....................         9,260
     4,800  Waste Management, Inc. .............................       122,064
       400  WatchGuard Technologies, Inc.* .....................         2,124
       300  Wave Systems Corporation,
              Class A* .........................................           618
       300  WebEx Communications, Inc.* ........................         4,419
     4,445  WebMD Corporation* .................................        26,225
       600  webMethods, Inc.* ..................................         5,249


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Business Services (continued)
       100  Websense, Inc.* ....................................  $      1,704
       868  Wind River Systems, Inc.* ..........................         4,435
       300  Wireless Facilities, Inc.* .........................         1,428
       200  WorldGate Communications, Inc.* ....................           204
       800  Xeta Technologies, Inc. ............................         1,839
     4,623  Yahoo!, Inc.* ......................................        47,571
       800  ZixIt Corporation* .................................         2,888
                                                                  ------------
                                                                     3,786,170
                                                                  ------------

            Chemicals - 1.4%
     1,700  Air Products and Chemicals, Inc. ...................        79,747
       300  Airgas, Inc.* ......................................         4,620
       400  Albemarle Corporation ..............................        12,332
       800  AMCOL International Corporation ....................         4,360
       250  Arch Chemicals, Inc.* ..............................         5,200
       200  Bio-Rad Laboratories, Inc.,
              Class A* .........................................         8,390
       400  Brady Corporation, Class A .........................        12,568
       400  Cabot Corporation ..................................         9,536
       312  Cabot Microelectronics
              Corporation* .....................................        13,244
       300  Cambrex Corporation ................................        11,493
       100  ChemFirst, Inc. ....................................         2,899
       562  Crompton Corporation ...............................         6,266
       400  Cytec Industries, Inc.* ............................        10,640
     7,111  Dow Chemical Company ...............................       214,895
     7,800  du Pont (E.I.) de Nemours
              & Company ........................................       314,418
       600  Eastman Chemical Company ...........................        26,922
       400  Ferro Corporation ..................................        10,460
        20  General Chemical Group, Inc.* ......................            35
       300  Georgia Gulf Corporation ...........................         7,650
       400  Great Lakes Chemical
              Corporation ......................................        11,504
       400  H. B. Fuller Company ...............................        10,780
       200  Hauser, Inc.* ......................................            50
     1,000  Hercules, Inc. .....................................        10,500
       400  International Specialty
              Products, Inc. ...................................         3,940
       400  Lubrizol Corporation ...............................        12,480
     1,200  Lyondell Chemical Company ..........................        17,196


                       See Notes to Financial Statements.
                                       48

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Chemicals (continued)
       500  MacDermid, Inc. ....................................  $     10,320
       600  Millennium Chemicals, Inc. .........................         7,980
       100  NuCo2, Inc.* .......................................         1,104
       300  Oil-Dri Corporation of America .....................         2,490
       400  Olin Corporation ...................................         7,600
       200  OM Group, Inc. .....................................        10,546
       200  OXiGENE, Inc.* .....................................           210
       200  Plymouth Rubber Company, Inc.,
              Class A* .........................................           270
     1,100  PolyOne Corporation ................................        10,285
     1,300  PPG Industries, Inc. ...............................        73,151
     1,200  Praxair, Inc. ......................................        67,236
       200  PubliCARD, Inc.* ...................................            32
       300  Rogers Corporation* ................................         8,250
     1,658  Rohm & Haas Company ................................        60,335
       900  RPM, Inc. ..........................................        13,752
       700  Sigma-Aldrich Corporation ..........................        35,700
       700  Solutia, Inc. ......................................         4,550
       400  SurModics, Inc.* ...................................        10,660
       300  Tredegar Corporation ...............................         5,325
       500  Trex Company, Inc.* ................................        14,205
       400  Twinlab Corporation* ...............................           152
       300  Valspar Corporation ................................        12,162
       500  W.R. Grace & Company* ..............................         1,075
       100  Wellman, Inc. ......................................         1,506
        80  Worldwide Xceed Group, Inc.* .......................             1
                                                                  ------------
                                                                     1,181,022
                                                                  ------------

            Construction - 0.7%
       100  ACMAT Corporation, Class A* ........................           971
       400  CARBO Ceramics, Inc. ...............................        13,120
       600  Centex Construction
              Products, Inc. ...................................        22,080
       500  Centex Corporation .................................        25,245
     1,800  Clayton Homes, Inc. ................................        23,886
       100  Continental Materials
              Corporation* .....................................         2,820
       300  Craftmade International, Inc. ......................         4,290
     1,387  D.R. Horton, Inc. ..................................        28,794
       600  Dycom Industries, Inc.* ............................         6,180
       100  Fiberstars, Inc.* ..................................           350


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Construction (continued)
       300  Florida Rock Industries, Inc. ......................  $     10,128
       700  Fluor Corporation ..................................        19,362
       150  Granite Construction, Inc. .........................         2,745
       300  KB HOME ............................................        14,385
       500  Lafarge Corporation ................................        17,005
       600  Lennar Corporation .................................        31,680
        50  LSI Industries, Inc. ...............................           488
       500  M/I Schottenstein Homes, Inc. ......................        17,200
       300  Martin Marietta Materials, Inc. ....................        10,992
     3,700  Masco Corporation ..................................        89,392
     1,300  Massey Energy Company ..............................        10,595
       300  MasTec, Inc.* ......................................         1,065
       300  MDC Holdings, Inc. .................................        12,060
       200  Nobility Homes, Inc. ...............................         1,720
       100  NVR, Inc.* .........................................        29,650
       160  Oakwood Homes Corporation* .........................           322
       300  Owens Corning, Inc. ................................           396
       600  Palm Harbor Homes, Inc.* ...........................         8,670
       300  Performance Technologies, Inc.* ....................         1,080
       400  Pulte Corporation ..................................        19,096
       800  Quanta Services, Inc.* .............................         2,120
       300  RMH Teleservices, Inc.* ............................         2,091
       500  SBA Communications
              Corporation* .....................................           715
     1,400  Sherwin-Williams Company ...........................        37,800
       400  Standard Pacific Corporation .......................        10,540
       700  Stanley Works ......................................        24,416
       200  Texas Industries, Inc. .............................         5,622
       600  Toll Brothers, Inc.* ...............................        15,000
       400  USG Corporation* ...................................         2,012
       900  Vulcan Materials Company ...........................        35,118
       700  Walter Industries, Inc.* ...........................         9,030
       500  West Corporation* ..................................         9,040
                                                                  ------------
                                                                       579,271
                                                                  ------------

            Consumer Durables - 0.3%
       600  Black & Decker Corporation .........................        26,922
       200  Bush Industries, Inc.,
              Class A ..........................................         1,550
       700  Champion Enterprises, Inc.* ........................         1,876
       500  CompX International, Inc. ..........................         5,325


                       See Notes to Financial Statements.
                                       49

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Consumer Durables (continued)
       800  Furniture Brands
              International, Inc.* .............................  $     20,200
     3,400  Gemstar-TV Guide
              International, Inc.* .............................        14,008
       420  Griffon Corporation ................................         4,914
       500  Hillenbrand Industries, Inc. .......................        29,510
       600  Kimball International, Inc.,
              Class B ..........................................         8,862
       400  Koss Corporation ...................................         6,798
       600  La-Z-Boy, Inc. .....................................        14,850
     1,600  Leggett & Platt, Inc. ..............................        37,040
       600  Maytag Corporation .................................        19,584
       550  Mity-Lite, Inc.* ...................................         6,616
       577  Mohawk Industries, Inc.* ...........................        28,561
       300  Recoton Corporation* ...............................           495
       350  Salton, Inc.* ......................................         3,154
       600  SLI, Inc.* .........................................            18
       300  Thomas Industries, Inc. ............................         7,950
       399  Virco Mfg. Corporation .............................         5,187
        55  Water Pik Technologies, Inc.* ......................           649
       600  Whirlpool Corporation ..............................        33,186
                                                                  ------------
                                                                       277,255
                                                                  ------------

            Containers - 0.2%
       400  Ball Corporation ...................................        19,924
       400  Bemis Company, Inc. ................................        21,192
     1,100  Crown Cork & Seal
              Company, Inc. ....................................         6,402
       600  Graphic Packaging International
              Corporation* .....................................         4,830
       300  Greif Brothers Corporation,
              Class A ..........................................         7,824
       200  Mobile Mini, Inc.* .................................         3,070
     1,400  Owens-Illinois, Inc.* ..............................        16,380
       140  Packaging Dynamics
            Corporation* .......................................           921
     1,300  Pactiv Corporation* ................................        23,608
       600  Sealed Air Corporation* ............................         9,294
       700  Sonoco Products Company ............................        16,506
                                                                  ------------
                                                                       129,951
                                                                  ------------


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Cosmetics - 2.0%
       400  Alberto-Culver Company,
              Class B ..........................................  $     19,704
       300  Allou Health & Beauty Care,
              Inc., Class A* ...................................         1,545
     1,800  Avon Products, Inc. ................................        87,732
       200  Balchem Corporation, Class B .......................         4,850
       200  Church & Dwight Company, Inc. ......................         6,260
     1,800  Clorox Company .....................................        77,508
     4,300  Colgate-Palmolive Company ..........................       234,565
       115  Del Laboratories, Inc. .............................         2,323
       900  Dial Corporation (The) .............................        18,189
       200  Elizabeth Arden, Inc.* .............................         1,912
       900  Estee Lauder Companies, Inc.,
              Class A ..........................................        26,955
     8,300  Gillette Company ...................................       261,699
       800  International Flavors &
              Fragrances, Inc. .................................        25,800
       800  Nu Skin Enterprises, Inc.,
              Class A* .........................................        10,000
    10,100  Procter & Gamble Company ...........................       895,365
       500  Revlon, Inc., Class A* .............................         1,985
       500  Styling Technology Corporation* ....................             7
       200  SunStar Healthcare, Inc.* ..........................            11
       100  Tristar Corporation* ...............................             4
                                                                  ------------
                                                                     1,676,414
                                                                  ------------

            Domestic Oil - 1.1%
       100  3TEC Energy Corporation* ...........................         1,590
       700  Amerada Hess Corporation ...........................        51,170
       800  Ashland, Inc. ......................................        22,928
       300  Callon Petroleum Company* ..........................         1,110
     1,600  Chesapeake Energy Corporation* .....................         9,360
     5,000  Conoco, Inc. .......................................       122,750
       500  CONSOL Energy, Inc. ................................         7,065
     1,100  Diamond Offshore Drilling, Inc. ....................        24,574
       100  Encore Acquisition Company* ........................         1,718
       100  Energy Partners, Ltd.* .............................           785
       100  EXCO Resources, Inc.* ..............................         1,600
       600  Getty Realty Corporation ...........................        11,178
       900  Global Industries, Ltd.* ...........................         4,392
       400  Gulf Island Fabrication, Inc.* .....................         4,816


                       See Notes to Financial Statements.
                                       50

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Domestic Oil (continued)
       200  GulfMark Offshore, Inc.* ...........................  $      3,332
       200  Holly Corporation ..................................         3,430
       300  Houston Exploration Company* .......................         8,880
       121  Howell Corporation .................................         1,676
       800  Kerr-McGee Corporation .............................        37,480
     2,500  Marathon Oil Corporation ...........................        61,875
       400  Murphy Oil Corporation .............................        34,260
       600  Nuevo Energy Company* ..............................         7,056
     1,400  Ocean Energy, Inc.* ................................        29,344
       125  Patina Oil & Gas Corporation .......................         3,481
       700  Patterson-UTI Energy, Inc.* ........................        17,486
       700  Pennzoil-Quaker State Company ......................        15,281
     3,020  Phillips Petroleum Company .........................       158,792
       900  Pioneer Natural Resources
              Company ..........................................        22,401
       500  Pogo Producing Company .............................        16,425
       200  Premcor, Inc.* .....................................         3,826
       500  Pure Resources, Inc.* ..............................        11,560
       200  Quicksilver Resources, Inc.* .......................         3,900
       400  St. Mary Land & Exploration
              Company ..........................................         9,512
       378  Stone Energy Corporation* ..........................        12,852
       700  Sunoco, Inc. .......................................        24,836
       400  Superior Energy Services, Inc.* ....................         3,332
       300  TEPPCO Partners, L.P. ..............................         9,405
     1,100  Tesoro Petroleum Corporation* ......................         3,982
       700  TransMontaigne, Inc.* ..............................         3,577
     2,563  Transocean Sedco Forex, Inc. .......................        62,793
       500  UNIFAB International, Inc.* ........................           275
     1,900  Unocal Corporation .................................        62,833
     1,000  Vintage Petroleum, Inc. ............................        10,140
       100  W-H Energy Services, Inc.* .........................         1,566
       300  Westport Resources Corporation* ....................         5,475
       750  XTO Energy, Inc. ...................................        15,188
                                                                  ------------
                                                                       931,287
                                                                  ------------

            Drugs & Medicine - 13.1%
       100  1-800 Contacts, Inc.* ..............................         1,025
       400  3 Dimensional
              Pharmaceuticals, Inc.* ...........................         1,276
       200  aaiPharma, Inc.* ...................................         3,190


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Drugs & Medicine (continued)
    12,300  Abbott Laboratories ................................  $    492,369
       600  Abgenix, Inc.* .....................................         4,644
       200  Aclara Biosciences, Inc.* ..........................           382
       100  Advanced Neuromodulation
              Systems, Inc.* ...................................         3,384
     1,200  AdvancePCS* ........................................        23,232
       100  Alexion Pharmaceuticals, Inc.* .....................         1,187
       400  Alkermes, Inc.* ....................................         3,284
     1,000  Allergan, Inc. .....................................        58,720
       300  Allscripts Healthcare
              Solutions, Inc.* .................................           807
       600  Alpharma, Inc., Class A ............................         6,072
       600  American Healthways, Inc.* .........................        10,242
       100  American Medical Systems
              Holdings, Inc.* ..................................         2,234
       870  AmerisourceBergen Corporation ......................        63,084
    10,132  Amgen, Inc.* .......................................       456,244
       200  Antigenics, Inc.* ..................................         1,766
       100  Aphton Corporation* ................................           439
       900  Apogent Technologies, Inc.* ........................        18,243
       200  Ariad Pharmaceuticals, Inc.* .......................           590
       300  Arrow International, Inc. ..........................        10,500
       700  ArthroCare Corporation* ............................         9,527
       600  Atrix Laboratories, Inc.* ..........................        10,500
       100  AVAX Technologies, Inc.* ...........................            36
       400  AVI BioPharma, Inc.* ...............................         1,588
       100  AVIDYN, Inc.* ......................................           270
       100  Avigen, Inc.* ......................................           820
       400  Bard (C.R.), Inc. ..................................        21,896
       300  Barr Laboratories, Inc.* ...........................        21,213
       400  Bausch & Lomb, Inc. ................................        12,596
     4,717  Baxter International, Inc. .........................       171,180
       600  Beckman Coulter, Inc. ..............................        23,994
     2,100  Becton, Dickinson & Company ........................        64,113
       400  Bio-Technology General
              Corporation* .....................................         1,480
     1,300  Biogen, Inc.* ......................................        43,550
     1,950  Biomet, Inc. .......................................        52,377
       200  Biopure Corporation* ...............................           720
       300  BioTime, Inc.* .....................................           435
       100  BioTransplant, Inc.* ...............................           185


                       See Notes to Financial Statements.
                                       51

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Drugs & Medicine (continued)
     3,100  Boston Scientific Corporation* .....................  $     90,365
    15,300  Bristol-Myers Squibb Company .......................       381,735
     3,535  Cardinal Health, Inc. ..............................       229,209
     2,500  Caremark Rx, Inc.* .................................        40,500
        61  CareMatrix Corporation* ............................             2
       400  Cell Pathways, Inc.* ...............................           456
       400  Cephalon, Inc.* ....................................        17,400
       300  Cerus Corporation* .................................         5,205
       400  Charles River Laboratories
              International, Inc.* .............................        15,820
       300  Chattem, Inc. ......................................        11,325
     1,400  Chiron Corporation* ................................        53,046
       100  CIMA Labs, Inc.* ...................................         2,301
       200  Columbia Laboratories, Inc.* .......................           990
       900  Community Health Care* .............................        21,510
       200  Cooper Companies, Inc. .............................         9,078
       400  Corixa Corporation* ................................         2,460
       100  Corvas International, Inc.* ........................           139
       100  Covance, Inc.* .....................................         1,952
       500  Coventry Health Care, Inc. .........................        15,610
       600  Cubist Pharmaceuticals, Inc.* ......................         4,380
        90  Curis, Inc.* .......................................            74
       300  CV Therapeutics, Inc.* .............................         6,520
       400  Cymer, Inc.* .......................................         9,680
       600  CYTOGEN Corporation* ...............................           492
     1,600  Cytyc Corporation* .................................        15,744
       100  DataTRAK International, Inc.* ......................           188
       800  DaVita, Inc.* ......................................        17,712
       400  Daxor Corporation ..................................         6,260
       900  Dendreon Corporation* ..............................         3,105
       750  DENTSPLY International, Inc. .......................        29,752
       100  Diacrin, Inc.* .....................................           140
       300  Diagnostic Products Corporation ....................        12,030
       300  DJ Orthopedics, Inc.* ..............................         1,335
       200  E-Z-EM, Inc., Class A ..............................         1,450
       400  Emisphere Technologies, Inc.* ......................         1,304
       700  Endo Pharmaceuticals
              Holdings, Inc.* ..................................         6,692
       700  EntreMed, Inc.* ....................................         1,925
       220  Enzo Biochem, Inc.* ................................         2,803
       300  Enzon, Inc.* .......................................         6,600


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Drugs & Medicine (continued)
       100  EPIX Medical, Inc.* ................................  $        563
       600  Express Scripts, Inc., Class A* ....................        28,800
       900  First Health Group Corporation* ....................        23,859
       600  First Horizon Pharmaceutical
              Corporation* .....................................         3,450
     1,400  Forest Laboratories, Inc.* .........................       102,200
       200  Gene Logic, Inc.* ..................................         1,602
       300  Genelabs Technologies, Inc.* .......................           846
     2,000  Genentech, Inc.* ...................................        65,580
       100  Genome Therapeutics
              Corporation* .....................................           190
       700  Genta, Inc.* .......................................         5,432
     2,000  Genzyme Corporation* ...............................        41,360
       196  Genzyme Corporation -
              Genzyme Biosurgery Division* .....................           559
       100  Genzyme Molecular Oncology* ........................           174
       100  Geron Corporation* .................................           420
     1,800  Gilead Sciences, Inc.* .............................        57,744
       500  GlycoGenesys, Inc.* ................................           240
       600  GTC Biotherapeutics, Inc.* .........................           744
       400  Guilford Pharmaceuticals, Inc.* ....................         1,572
       300  Haemonetics Corporation* ...........................         8,238
     4,000  HCA-The Healthcare Company .........................       186,200
     2,200  Health Management Associates,
              Inc., Class A* ...................................        42,350
     1,000  Health Net, Inc.* ..................................        23,280
     3,400  HEALTHSOUTH Corporation* ...........................        18,326
       100  HEICO Corporation ..................................         1,101
       300  Henry Schein, Inc.* ................................        14,991
       400  Hologic, Inc.* .....................................         4,300
     1,000  Human Genome Sciences, Inc.* .......................        15,060
     1,300  Humana, Inc.* ......................................        17,290
       200  Hyseq, Inc.* .......................................           398
       600  i-STAT Corporation* ................................         1,440
       500  ICN Pharmaceuticals, Inc. ..........................         5,080
     1,100  IDEC Pharmaceuticals
              Corporation* .....................................        44,198
       100  IGEN International, Inc.* ..........................         3,214
       600  ILEX Oncology, Inc.* ...............................         3,564
       800  ImClone Systems, Inc.* .............................         6,640
       300  ImmunoGen, Inc.* ...................................           966


                       See Notes to Financial Statements.
                                       52

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Drugs & Medicine (continued)
       900  Immunomedics, Inc.* ................................  $      5,175
       200  IMPATH, Inc.* ......................................         2,460
       100  INAMED Corporation* ................................         2,345
       700  Incyte Genomics, Inc.* .............................         4,284
       700  Inhale Therapeutic Systems, Inc.* ..................         4,585
       300  Integra LifeSciences Holdings* .....................         4,638
       300  Invacare Corporation ...............................        10,500
       160  Inverness Medical
              Innovations, Inc.* ...............................         2,560
       600  Isis Pharmaceuticals, Inc.* ........................         6,072
     1,800  IVAX Corporation ...................................        24,660
    23,410  Johnson & Johnson ..................................     1,271,397
       300  K-V Pharmaceutical Company,
              Class A* .........................................         5,775
       100  Kendle International, Inc.* ........................           820
       200  Kensey Nash Corporation* ...........................         3,480
     2,174  King Pharmaceuticals, Inc.* ........................        46,328
     1,200  Laboratory Corporation of
              America Holdings* ................................        37,740
       300  Lexicon Genetics, Inc. .............................         1,566
       305  LifePoint Hospitals, Inc.* .........................         9,223
     1,000  Ligand Pharmaceuticals, Inc.,
              Class B* .........................................         7,380
     8,900  Lilly (Eli) & Company ..............................       516,645
       900  Lincare Holdings, Inc.* ............................        28,845
       900  Manor Care, Inc.* ..................................        21,096
       200  Martek Biosciences Corporation* ....................         3,600
       300  Maxim Pharmaceuticals, Inc.* .......................           825
     2,100  McKesson HBOC, Inc. ................................        70,434
       700  Medarex, Inc.* .....................................         4,270
       700  Medicines Company* .................................         6,860
       200  Medicis Pharmaceutical
              Corporation, Class A* ............................         8,890
     2,255  MedImmune, Inc.* ...................................        57,886
       400  MedQuist, Inc.* ....................................        10,800
       100  Medstone International, Inc.* ......................           418
       121  MEDTOX Scientific, Inc.* ...........................           969
     9,568  Medtronic, Inc. ....................................       394,010
    17,623  Merck & Company, Inc. ..............................       890,314
       100  Meridian Medical
              Technologies, Inc.* ..............................         3,026


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Drugs & Medicine (continued)
       100  Mesa Laboratories, Inc.* ...........................  $        585
       400  Mid Atlantic Medical
              Services, Inc. ...................................        14,444
     2,500  Millennium Pharmaceuticals, Inc.* ..................        30,650
       600  Mine Safety Appliances Company .....................        23,220
       900  Mylan Laboratories, Inc. ...........................        29,385
       400  National Health Realty, Inc. .......................         6,900
       600  NBTY, Inc.* ........................................         9,132
       200  NCS HealthCare, Inc., Class A* .....................           440
       550  NeoPharm, Inc.* ....................................         5,434
       500  Neose Technologies, Inc.* ..........................         3,435
       200  NeoTherapeutics, Inc.* .............................            30
       100  Neurogen Corporation* ..............................           923
       125  Nexell Therapeutics, Inc.* .........................            11
       300  North American Scientific, Inc.* ...................         2,919
       700  Northfield Laboratories, Inc.* .....................         3,367
       200  Novavax, Inc.* .....................................           682
       200  Noven Pharmaceuticals, Inc* ........................         2,584
       500  NPS Pharmaceuticals, Inc.* .........................        10,135
       300  Ocular Sciences, Inc.* .............................         6,930
       600  Omnicare, Inc. .....................................        13,362
       200  Onyx Pharmaceuticals, Inc.* ........................           820
       100  OraSure Technologies, Inc.* ........................           374
       200  Organogenesis, Inc.*+ ..............................            18
       510  Orthodontic Centers of
              America, Inc.* ...................................         7,400
       400  Owens & Minor, Inc. ................................         5,780
       700  Oxford Health Plans, Inc.* .........................        28,385
       200  PacifiCare Health Systems, Inc.* ...................         4,598
       700  PAREXEL International
              Corporation* .....................................         6,902
       600  Patterson Dental Company* ..........................        28,620
       900  Perrigo Company* ...................................         9,623
    48,644  Pfizer, Inc. .......................................     1,609,143
       500  Pharmaceutical Product
              Development, Inc.* ...............................        11,140
       400  Pharmaceutical Resources, Inc. .....................        10,460
    10,200  Pharmacia Corporation ..............................       445,740
       800  Pharmacopeia, Inc.* ................................         6,424
       300  Pharmos Corporation* ...............................           375
       900  PRAECIS Pharmaceuticals, Inc.* .....................         3,429


                       See Notes to Financial Statements.
                                       53

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Drugs & Medicine (continued)
       300  Precept Business Services, Inc.,
              Class A* .........................................  $          1
       400  Progenics Pharmaceuticals, Inc.* ...................         3,200
       450  Province Healthcare Company* .......................         7,672
       900  PSS World Medical, Inc.* ...........................         6,426
       800  Quest Diagnostic, Inc.* ............................        44,840
       200  Quidel Corporation* ................................         1,054
       779  Quintiles Transnational
              Corporation* .....................................         7,813
       300  Regeneration Technologies, Inc.* ...................         1,971
       600  Regeneron Pharmaceuticals, Inc.* ...................         9,270
       100  RehabCare Group, Inc.* .............................         2,330
       500  Renal Care Group, Inc.* ............................        16,415
       300  ResMed, Inc.* ......................................         9,333
       600  Rochester Medical Corporation* .....................         4,590
       300  Sangamo BioSciences, Inc.* .........................           900
       100  SangStat Medical Corporation* ......................         1,821
    11,500  Schering-Plough Corporation ........................       265,420
       300  SciClone Pharmaceuticals, Inc.* ....................           735
       700  Sepracor, Inc.* ....................................         3,899
       400  Serologicals Corporation* ..........................         4,788
       800  SICOR, Inc.* .......................................        13,000
       300  SonoSite, Inc.* ....................................         3,303
     1,400  St. Jude Medical, Inc. .............................        52,094
       200  STAAR Surgical Company* ............................           600
       100  StemCells, Inc.* ...................................           119
     1,500  Stryker Corporation ................................        84,555
       599  Sybron Dental Specialties, Inc.* ...................         9,153
       300  Syncor International Corporation* ..................        10,002
       300  Tanox, Inc.* .......................................         3,459
       200  Targeted Genetics Corporation* .....................           136
     3,850  Tenet Healthcare Corporation* ......................       181,604
       200  Therasense, Inc.* ..................................         3,420
       600  Thoratec Corporation* ..............................         4,164
       300  Titan Pharmaceuticals, Inc.* .......................           528
       300  Transkaryotic Therapies, Inc.* .....................        10,392
       605  Triad Hospitals, Inc.* .............................        22,089
       900  Triangle Pharmaceuticals, Inc.* ....................         2,898
       200  Trimeris, Inc.* ....................................         9,100
       100  Trover Solutions, Inc.* ............................           498
       100  United Therapeutics Corporation* ...................         1,470


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Drugs & Medicine (continued)
     2,437  UnitedHealth Group, Inc. ...........................  $    215,309
       100  Universal Display Corporation* .....................           541
       400  Universal Health Services, Inc.,
              Class B* .........................................        18,288
        88  US Oncology, Inc.* .................................           746
       300  Valentis, Inc.* ....................................           141
       400  Ventana Medical Systems, Inc.* .....................         8,920
       199  Viasys Healthcare, Inc.* ...........................         3,234
       100  Vical, Inc.* .......................................           548
       100  ViroPharma, Inc.* ..................................           125
       300  Vital Signs, Inc. ..................................         9,225
       900  Watson Pharmaceuticals, Inc.* ......................        20,988
     1,100  WellPoint Health Networks, Inc.* ...................        81,807
       100  West Pharmaceutical
              Services, Inc. ...................................         2,394
    10,500  Wyeth ..............................................       449,400
     1,200  XOMA, Ltd.* ........................................         6,498
     1,700  Zimmer Holdings, Inc.* .............................        62,730
       300  Zoll Medical Corporation* ..........................         9,627
       100  Zonagen, Inc.* .....................................           123
                                                                  ------------
                                                                    10,868,035
                                                                  ------------

            Electronics - 4.6%
       600  ACT Manufacturing, Inc.* ...........................            10
       700  Actel Corporation* .................................         9,919
     5,930  ADC Telecommunications, Inc.* ......................         7,590
       100  ADE Corporation* ...................................           651
       597  Adelphia Business
              Solutions, Inc.* .................................            33
     1,700  Adelphia Communications
              Corporation, Class A* ............................           234
     2,800  Advanced Micro Devices, Inc.* ......................        24,780
       307  Agere Systems, Inc., Class A* ......................           488
     7,536  Agere Systems, Inc., Class B* ......................        11,605
     3,546  Agilent Technologies, Inc.* ........................        47,623
       337  Alliant Techsystems, Inc.* .........................        22,990
     2,700  Altera Corporation* ................................        28,917
     1,400  American Power Conversion
              Corporation* .....................................        17,514
       100  American Science and
              Engineering, Inc.* ...............................         1,025


                       See Notes to Financial Statements.
                                       54

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                               AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Electronics (continued)
     1,600  Amkor Technology, Inc.* ............................  $      3,600
       300  Amphenol Corporation, Class A* .....................        11,646
       100  Amtech Systems, Inc.* ..............................           398
       250  ANADIGICS, Inc.* ...................................           777
     2,800  Analog Devices, Inc.* ..............................        67,480
       200  Anaren Microwave, Inc.* ............................         1,950
       800  Andrew Corporation* ................................         7,992
       500  Anixter International, Inc.* .......................        11,775
     1,100  Applera Corporation - Celera
              Genomics Group* ..................................        10,395
     1,800  Applied Biosystems Group -
            Applera Corporation ................................        35,658
    12,758  Applied Materials, Inc.* ...........................       170,447
     2,346  Applied Micro Circuits
              Corporation* .....................................         9,032
       300  APW Ltd.* ..........................................             9
       300  Arris Group, Inc.* .................................         1,158
     1,200  Arrow Electronics, Inc.* ...........................        19,548
       300  Artisan Components, Inc.* ..........................         2,751
       100  Astronics Corporation* .............................           731
       450  AstroPower, Inc.* ..................................         3,186
       400  Asyst Technologies, Inc.* ..........................         3,588
     4,200  Atmel Corporation* .................................         9,702
       900  Audiovox Corporation, Class A* .....................         6,291
     1,900  Avanex Corporation* ................................         4,028
     1,000  Avnet, Inc.* .......................................        15,480
     1,300  AVX Corporation ....................................        15,964
       300  Aware, Inc.* .......................................           810
       300  AXT, Inc.* .........................................         1,632
       500  BEI Technologies, Inc. .............................         6,050
       100  Bel Fuse, Inc., Class A* ...........................         2,092
       200  Boston Acoustics, Inc. .............................         2,498
     2,400  Broadcom Corporation, Class A* .....................        39,576
       556  Brooks-PRI Automation, Inc.* .......................         9,508
       500  Bruker Daltonics, Inc.* ............................         2,315
       300  C & D Technologies, Inc. ...........................         4,875
       600  Cable Design Technologies
              Corporation* .....................................         3,870
     2,477  Cadence Design Systems, Inc.* ......................        33,365
       200  Caliper Technologies
              Corporation* .....................................           870


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Electronics (continued)
       750  Candela Corporation* ...............................  $      4,201
       600  Captaris, Inc.* ....................................         1,488
       900  Celeritek, Inc.* ...................................         7,002
     3,681  CIENA Corporation* .................................        14,941
       700  Cirrus Logic, Inc.* ................................         2,765
     1,997  CMGI, Inc.* ........................................         1,138
       500  Coherent, Inc.* ....................................        10,145
       700  CommScope, Inc.* ...................................         4,732
       300  Communications Systems, Inc. .......................         1,920
     2,800  Conexant Systems, Inc.* ............................         4,144
       200  Cox Radio, Inc., Class A* ..........................         4,796
       600  Cubic Corporation ..................................        12,612
       900  Cypress Semiconductor
              Corporation* .....................................         9,477
       300  DDi Corporation* ...................................           147
       800  DMC Stratex Networks, Inc.* ........................         1,400
       400  DSP Group, Inc.* ...................................         7,264
       100  Ducommun, Inc. .....................................         1,980
       200  DuPont Photomasks, Inc.* ...........................         4,872
       300  e.spire Communications, Inc.* ......................             2
       100  EDO Corporation ....................................         2,385
       300  Electro Scientific Industries, Inc.* ...............         5,577
       400  Electronics Boutique Holdings
              Corporation* .....................................        11,500
       600  Electronics for Imaging, Inc.* .....................         9,018
       500  EMCORE Corporation* ................................         1,450
       600  Emulex Corporation* ................................        10,128
       100  Energy Conversion Devices, Inc.* ...................         1,207
       600  Entegris, Inc.* ....................................         5,418
       400  Environmental Tectonics
              Corporation* .....................................         2,500
       200  Espey Mfg. & Electronics
              Corporation ......................................         3,800
       600  ESS Technology, Inc.* ..............................         7,170
       500  Exar Corporation* ..................................         7,440
       700  Fairchild Semiconductor
              International Corporation,
              Class A* .........................................         8,449
       400  FEI Company* .......................................         7,009
       800  FuelCell Energy, Inc.* .............................         5,600
       100  General Cable Corporation ..........................           422


                       See Notes to Financial Statements.
                                       55

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Electronics (continued)
       600  Getty Images, Inc.* ................................  $     10,812
     1,434  GlobespanVirata, Inc.* .............................         5,048
       700  GrafTech International, Ltd.* ......................         6,062
     2,300  Guidant Corporation* ...............................        84,640
     1,200  Harmonic, Inc.* ....................................         3,060
       500  Harris Corporation .................................        15,975
       563  Hearst-Argyle Television, Inc.* ....................        11,800
       100  hi/fn, inc.* .......................................           558
       100  Hungarian Telephone and Cable
              Corporation* .....................................           820
       600  Hutchinson Technology, Inc.* .......................         9,426
       200  Illumina, Inc.* ....................................           786
        10  Imergent, Inc.* ....................................            15
    51,916  Intel Corporation ..................................       865,440
       500  Interactive Data Corporation* ......................         7,320
       500  International Rectifier
              Corporation* .....................................        10,880
       800  Intersil Holding Corporation* ......................        13,536
       100  Itron, Inc.* .......................................         1,351
       700  ITT Industries, Inc. ...............................        47,586
       600  Ixia* ..............................................         3,600
       200  IXYS Corporation* ..................................         1,030
     1,800  Jabil Circuit, Inc.* ...............................        33,678
       600  Jaco Electronics, Inc. .............................         2,496
    12,530  JDS Uniphase Corporation* ..........................        33,706
       200  JNI Corporation* ...................................           578
       300  Keithley Instruments, Inc. .........................         4,170
       600  KEMET Corporation* .................................         7,230
       100  Kewaunee Scientific Corporation ....................           910
     1,400  KLA-Tencor Corporation* ............................        46,018
     1,300  Kopin Corporation* .................................         8,073
       700  Kulicke & Soffa Industries, Inc.* ..................         2,604
     1,100  Lam Research Corporation* ..........................        12,793
       800  Lattice Semiconductor
              Corporation* .....................................         5,104
       700  LightPath Technologies, Inc.,
            Class A* ...........................................           364
     2,400  Linear Technology Corporation ......................        62,928
       200  Littelfuse, Inc.* ..................................         4,016
     1,700  Loral Space &
              Communications Ltd.* .............................           833


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Electronics (continued)
     3,390  LSI Logic Corporation* .............................  $     24,849
    28,486  Lucent Technologies, Inc. ..........................        49,281
       640  Macromedia, Inc.* ..................................         4,378
     2,490  Maxim Integrated Products, Inc.* ...................        78,709
       600  Maxwell Technologies, Inc. .........................         3,480
       800  Measurement Specialties, Inc.*+ ....................         1,800
       800  MEMC Electronic Materials, Inc.* ...................         2,920
       400  Mestek, Inc.* ......................................         7,540
       900  Metawave Communications
              Corporation* .....................................           207
       300  Methode Electronics, Inc.,
              Class A ..........................................         2,907
     4,600  Micron Technology, Inc.* ...........................        79,350
     1,000  Microsemi Corporation ..............................         6,479
       500  MKS Instruments, Inc.* .............................         6,770
       100  MOCON, Inc. ........................................           860
     1,425  Molex, Inc. ........................................        42,322
    17,741  Motorola, Inc. .....................................       212,892
     1,900  MRV Communications, Inc.* ..........................         1,976
       100  MTS Systems Corporation ............................         1,158
       600  Nanometrics, Inc.* .................................         3,066
     1,200  National Semiconductor
              Corporation* .....................................        19,188
       400  NeoMagic Corporation* ..............................           560
       100  Netopia, Inc.* .....................................           194
       300  Netro Corporation* .................................           816
     1,300  New Focus, Inc.* ...................................         3,653
     7,300  Nextel Communications, Inc.,
              Class A* .........................................        55,553
       960  Novellus Systems, Inc.* ............................        23,482
       200  Nu Horizons Electronics
              Corporation* .....................................         1,372
     1,400  NVIDIA Corporation* ................................        14,148
       200  Overland Storage, Inc.* ............................         2,002
       200  ParkerVision, Inc.* ................................         3,046
       100  Parlex Corporation* ................................         1,179
       400  Pericom Semiconductor
              Corporation* .....................................         3,624
     1,017  PerkinElmer, Inc. ..................................         5,797
       900  Pixelworks, Inc.* ..................................         5,094
       100  Plantronics, Inc.* .................................         1,836


                       See Notes to Financial Statements.
                                       56

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Electronics (continued)
       700  Plexus Corporation* ................................  $     10,234
     1,700  Power-One, Inc.* ...................................         7,191
       300  ProQuest Company* ..................................         9,960
       800  QLogic Corporation* ................................        26,840
     6,000  QUALCOMM, Inc.* ....................................       166,260
       800  Rambus, Inc.* ......................................         4,360
     1,600  Rational Software Corporation* .....................        10,880
       700  Rayovac Corporation* ...............................         9,520
       100  Reliability, Inc.* .................................           164
     1,050  REMEC, Inc.* .......................................         4,326
     1,400  RF Micro Devices, Inc.* ............................         9,366
     1,072  Riverstone Networks, Inc.* .........................           965
       300  Rudolph Technologies, Inc.* ........................         3,780
     4,736  Sanmina-SCI Corporation* ...........................        16,765
     1,300  Scientific-Atlanta, Inc. ...........................        19,162
     1,800  Silicon Storage Technology, Inc.* ..................         9,738
       300  Siliconix, Inc.* ...................................         6,555
     1,682  Skyworks Solutions, Inc.* ..........................         7,064
       100  SMTEK International, Inc.* .........................           163
     7,618  Solectron Corporation* .............................        28,339
       200  Spectrian Corporation* .............................         1,420
       900  SpeedFam-IPEC, Inc.* ...............................         4,050
     1,987  Symbol Technologies, Inc. ..........................        18,121
       400  Technitrol, Inc. ...................................         7,964
       500  Tekelec* ...........................................         4,910
       800  Tektronix, Inc.* ...................................        13,888
     3,700  Tellabs, Inc.* .....................................        20,905
     1,000  Tellium, Inc.* .....................................           550
     1,700  Teradyne, Inc.* ....................................        21,505
     1,800  Terayon Communication
              Systems, Inc.* ...................................         5,634
    13,622  Texas Instruments, Inc. ............................       268,353
       300  Therma-Wave, Inc.* .................................           432
     1,365  Thermo Electron Corporation* .......................        24,270
       600  Thomas & Betts Corporation .........................         9,690
       450  THQ, Inc.* .........................................        10,395
     1,000  Three-Five Systems, Inc.* ..........................         5,740
       500  Tollgrade Communications, Inc.* ....................         5,750
     1,300  Transmeta Corporation* .............................         1,573
       650  TranSwitch Corporation* ............................           429
     1,115  TriQuint Semiconductor, Inc.* ......................         5,910


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Electronics (continued)
       200  TTM Technologies, Inc.* ............................  $        600
       200  Tvia, Inc.* ........................................           106
       200  Tweeter Home Entertainment
              Group, Inc.* .....................................         1,438
       400  Unitil Corporation .................................        10,760
       600  Varian Medical Systems, Inc. .......................        25,518
       300  Varian Semiconductor
              Equipment Associates, Inc.* ......................         6,276
       300  Varian, Inc.* ......................................         9,462
       400  Vicor Corporation* .................................         3,340
     1,256  Vishay Intertechnology, Inc.* ......................        17,986
       600  VISX, Inc.* ........................................         5,880
     1,500  Vitesse Semiconductor

            Corporation* .......................................         1,995
       900  Waters Corporation* ................................        22,482
       200  Western Digital Corporation* .......................           812
       500  Western Wireless Corporation,
              Class A* .........................................         1,395
       100  Wilson Greatbatch
              Technologies, Inc.* ..............................         2,780
       300  WJ Communications, Inc.* ...........................           270
     2,400  Xilinx, Inc.* ......................................        46,368
                                                                  ------------
                                                                     3,816,848
                                                                  ------------

            Energy & Utilities - 3.0%
       400  Active Power, Inc.* ................................           880
     4,885  AES Corporation* ...................................        14,753
     1,100  Allegheny Energy, Inc. .............................        22,715
       500  ALLETE .............................................        12,450
       600  Alliant Energy Corporation .........................        12,510
     1,100  Ameren Corporation .................................        48,455
     2,580  American Electric Power
              Company, Inc. ....................................        87,978
       700  American Water Works
            Company, Inc. ......................................        31,129
     1,317  Aquila, Inc. .......................................         5,176
       200  Artesian Resources Corporation,
              Class A ..........................................         5,428
       400  Atmos Energy Corporation ...........................         8,576
       100  Black Hills Corporation ............................         2,725
       400  California Water Service Group .....................        10,120


                       See Notes to Financial Statements.
                                       57

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Energy & Utilities (continued)
     2,600  Calpine Corporation* ...............................  $     12,688
       500  Cascade Natural Gas Corporation ....................         9,850
       248  Catalytica Energy Systems, Inc.* ...................           697
       100  CH Energy Group, Inc. ..............................         4,850
       100  Chesapeake Utilities Corporation ...................         1,882
     1,200  Cinergy Corporation ................................        41,280
       400  Cleco Corporation ..................................         6,660
     1,200  CMS Energy Corporation .............................        12,672
       300  Connecticut Water Service, Inc. ....................         7,827
     1,600  Consolidated Edison, Inc. ..........................        65,104
     1,200  Constellation Energy Group, Inc. ...................        33,612
       400  Covanta Energy Corporation* ........................             5
     2,099  Dominion Resources, Inc. ...........................       131,628
     1,100  DPL, Inc. ..........................................        20,405
       500  DQE, Inc. ..........................................         7,505
     1,400  DTE Energy Company .................................        60,074
     6,500  Duke Energy Corporation ............................       174,395
     3,332  Dynegy, Inc., Class A ..............................         6,931
     2,900  Edison International ...............................        34,742
     4,814  El Paso Corporation ................................        81,405
       500  Empire District Electric Company ...................         8,925
       400  Energen Corporation ................................        10,604
     1,100  Energy East Corporation ............................        23,012
       300  EnergySouth, Inc. ..................................         8,379
     1,700  Entergy Corporation ................................        71,723
       600  Equitable Resources, Inc. ..........................        21,096
     2,462  Exelon Corporation .................................       115,271
     2,300  FirstEnergy Corporation ............................        75,900
     1,300  FPL Group, Inc. ....................................        74,204
       400  Great Plains Energy, Inc. ..........................         8,348
       300  Hawaiian Electric Industries, Inc. .................        13,518
       300  IDACORP, Inc. ......................................         8,058
     1,100  KeySpan Corporation ................................        38,544
       900  Kinder Morgan, Inc. ................................        37,071
       100  Laclede Group (The), Inc. ..........................         2,410
       500  MDU Resources Group, Inc. ..........................        12,065
       400  MGE Energy, Inc. ...................................        10,860
       150  Middlesex Water Company ............................         3,510
     3,766  Mirant Corporation* ................................        14,235
       500  National Fuel Gas Company ..........................        10,140


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Energy & Utilities (continued)
       300  New Jersey Resources
              Corporation ......................................  $      9,375
       300  NICOR, Inc. ........................................         8,520
     1,890  NiSource, Inc. .....................................        37,592
     1,700  Northeast Utilities ................................        29,767
       300  Northwest Natural Gas Company ......................         8,415
       100  NorthWestern Corporation ...........................         1,275
       495  NSTAR ..............................................        21,087
       300  NUI Corporation ....................................         6,114
       400  OGE Energy Corporation .............................         7,680
       300  ONEOK, Inc. ........................................         5,802
       400  Pennichuck Corporation .............................        10,800
       300  Peoples Energy Corporation .........................        10,026
     1,300  Pepco Holdings, Inc. ...............................        28,054
     3,400  PG&E Corporation ...................................        38,590
       453  Philadelphia Suburban
              Corporation ......................................         8,544
       100  Piedmont Natural Gas
            Company, Inc. ......................................         3,599
       600  Pinnacle West Capital
              Corporation ......................................        20,046
       300  PNM Resources, Inc. ................................         6,624
     1,100  PPL Corporation ....................................        39,985
     1,641  Progress Energy, Inc. ..............................        76,339
     1,500  Public Service Enterprise
              Group, Inc. ......................................        52,800
       500  Puget Energy, Inc. .................................        10,850
       500  Questar Corporation ................................        12,470
     2,700  Reliant Energy, Inc. ...............................        31,995
       679  SCANA Corporation ..................................        18,998
     1,500  Sempra Energy ......................................        36,015
       800  Sierra Pacific Resources ...........................         5,920
     5,500  Southern Company ...................................       159,280
       607  Southern Union Company* ............................         8,134
       300  Streicher Mobile Fueling, Inc.* ....................           375
     1,200  TECO Energy, Inc. ..................................        23,700
     1,300  Touch America Holdings, Inc.* ......................         1,053
     2,000  TXU Corporation ....................................        96,720
       200  UGI Corporation ....................................         7,030
       200  UIL Holdings Corporation ...........................         8,280
       500  UniSource Energy Corporation* ......................         8,490


                       See Notes to Financial Statements.
                                       58

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Energy & Utilities (continued)
       433  Vectren Corporation ................................  $     10,175
       400  Veritas DGC, Inc.* .................................         5,180
       600  Westar Energy, Inc. ................................         7,320
       400  WGL Holdings, Inc. .................................         9,672
     4,900  Williams Companies, Inc. ...........................        15,778
     1,000  Wisconsin Energy Corporation .......................        25,410
       200  WPS Resources Corporation ..........................         7,400
     3,635  Xcel Energy, Inc. ..................................        35,114
                                                                  ------------
                                                                     2,521,373
                                                                  ------------

            Energy - Raw Materials - 1.5%
       100  Adams Resources & Energy, Inc. .....................           480
       100  Alpine Group, Inc.* ................................            39
     1,928  Anadarko Petroleum Corporation .....................        86,066
     1,070  Apache Corporation .................................        58,914
       598  Arch Coal, Inc. ....................................        10,943
       300  Atwood Oceanics, Inc.* .............................         9,129
     2,600  Baker Hughes, Inc. .................................        71,500
       200  Barnwell Industries, Inc. ..........................         4,000
     1,100  BJ Services Company* ...............................        33,550
       400  Buckeye Partners, L.P. .............................        14,940
     1,500  Burlington Resources, Inc. .........................        57,705
       500  Cabot Oil & Gas Corporation,
              Class A ..........................................        11,125
       600  Cooper Cameron Corporation* ........................        26,904
       400  Dawson Geophysical Company* ........................         2,388
     1,356  Devon Energy Corporation ...........................        63,732
     1,200  ENSCO International, Inc. ..........................        32,004
       800  Enterprise Products Partners L.P. ..................        17,440
     1,100  EOG Resources, Inc. ................................        38,324
       200  Evergreen Resources, Inc.* .........................         7,640
       243  FMC Technologies, Inc. .............................         4,461
       200  Forest Oil Corporation* ............................         5,246
       700  Friede Goldman
              International, Inc.* .............................            28
       700  Grant Prideco, Inc.* ...............................         6,867
       405  Greka Energy Corporation* ..........................         2,576
     3,200  Halliburton Company ................................        48,640
       500  Helmerich & Payne, Inc. ............................        18,230
       900  Key Energy Services, Inc.* .........................         7,380
       100  Key Production Company, Inc.* ......................         1,862


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Energy - Raw Materials (continued)
       500  Kirby Corporation ..................................  $     11,300
       100  Lynx Therapeutics, Inc.* ...........................            46
     1,100  McDermott International, Inc. ......................         7,755
       500  Newpark Resources, Inc.* ...........................         2,060
       400  NL Industries, Inc. ................................         5,880
     1,200  Noble Corporation* .................................        37,284
       400  Noble Energy, Inc. .................................        13,340
     2,900  Occidental Petroleum
              Corporation ......................................        86,130
       200  Offshore Logistics, Inc.* ..........................         3,602
       900  Peabody Energy Corporation .........................        23,049
       300  Penn Virginia Corporation ..........................        10,530
       400  Plains All America Pipeline, L.P. ..................         9,560
       100  Plains Resources, Inc.* ............................         2,421
       300  Prima Energy Corporation* ..........................         5,871
       100  Reliant Resources, Inc.* ...........................           500
       700  Rowan Companies, Inc. ..............................        14,406
       115  Royale Energy, Inc.* ...............................           575
     4,500  Schlumberger, Ltd. .................................       194,445
     1,000  Smith International, Inc.* .........................        32,450
       400  Spinnaker Exploration Company* .....................        12,256
       400  Swift Energy Company* ..............................         5,264
       300  Tom Brown, Inc.* ...................................         7,290
       600  Trico Marine Services, Inc.* .......................         2,130
       100  Unit Corporation* ..................................         1,750
     1,000  USEC, Inc. .........................................         7,550
     1,000  Valero Energy Corporation ..........................        32,470
     1,100  Weatherford International Ltd.* ....................        44,924
       200  Western Gas Resources, Inc. ........................         6,784
                                                                  ------------
                                                                     1,223,735
                                                                  ------------

            Food & Agriculture - 3.9%
       700  7-Eleven, Inc.* ....................................         6,195
       500  AFC Enterprises, Inc.* .............................        11,305
       600  Andersons, Inc. ....................................         7,740
     4,901  Archer-Daniels-Midland Company .....................        59,743
       500  Aurora Foods, Inc.* ................................           715
       115  Benihana, Inc., Class A* ...........................         1,437
       400  Bob Evans Farms, Inc. ..............................         9,704
     3,600  Campbell Soup Company ..............................        83,340


                       See Notes to Financial Statements.
                                       59

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Food & Agriculture (continued)
       100  Coca-Cola Bottling Co.
              Consolidated .....................................  $      4,836
    19,300  Coca-Cola Company ..................................       984,300
     3,900  Coca-Cola Enterprises, Inc. ........................        78,819
     4,173  ConAgra, Inc. ......................................       109,708
       100  Consolidated-Tomoka
              Land Company .....................................         1,812
       400  Corn Products International, Inc. ..................        11,200
       656  Dean Foods Company* ................................        24,830
       800  Del Monte Foods Company* ...........................         8,456
       400  Delta & Pine Land Company ..........................         7,280
       300  Dole Food Company, Inc. ............................         8,160
       300  Dreyer's Grand Ice Cream, Inc. .....................        20,550
       700  Eden Bioscience Corporation* .......................         1,211
       100  Embrex, Inc.* ......................................         1,200
       100  Farmer Brothers Company ............................        34,350
       700  Fleming Companies, Inc. ............................         7,070
       330  Flowers Foods, Inc.* ...............................         7,590
       100  Fresh America Corporation* .........................            11
       400  Fresh Brands, Inc. .................................         6,180
       200  Gehl Co. ...........................................         2,004
     2,800  General Mills, Inc. ................................       117,852
       100  Griffin Land & Nurseries, Inc.* ....................         1,576
       600  Hain Celestial Group, Inc.* ........................         8,652
     2,700  Heinz (H.J.) Company ...............................       101,979
     1,000  Hershey Foods Corporation ..........................        75,750
     1,000  Hormel Foods Corporation ...........................        22,830
       200  International Multifoods
              Corporation ......................................         4,170
       300  Interstate Bakeries Corporation ....................         7,305
       618  J. M. Smucker Company (The) ........................        22,464
     3,200  Kellogg Company ....................................       102,912
       100  Lance, Inc. ........................................         1,197
       100  LESCO, Inc. ........................................         1,170
       200  Lone Star Steakhouse &
              Saloon, Inc. .....................................         3,996
       400  Marsh Supermarkets, Inc.,
              Class B ..........................................         5,200
     1,000  McCormick & Company, Inc. ..........................        23,150


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Food & Agriculture (continued)
       200  Mississippi Chemical Corporation ...................  $        250
     2,140  Monsanto Company ...................................        39,312
       100  Neogen Corporation* ................................         1,301
     2,100  Pepsi Bottling Group, Inc. .........................        61,320
     1,000  PepsiAmericas, Inc. ................................        14,320
    13,930  PepsiCo, Inc. ......................................       550,932
       150  Pilgrim's Pride Corporation,
              Class A ..........................................         1,158
       600  Pilgrim's Pride Corporation,
              Class B* .........................................         5,850
       500  Ralcorp Holdings, Inc.* ............................        11,860
       500  Sanderson Farms, Inc. ..............................         8,850
     6,100  Sara Lee Corporation ...............................       112,484
       200  Scotts Company (The), Class A* .....................         9,746
       100  Seneca Foods Corporation,
              Class A* .........................................         1,278
       200  Sensient Technologies
              Corporation ......................................         4,474
       800  Smithfield Foods, Inc.* ............................        14,184
       100  Standard Commercial
              Corporation ......................................         1,906
     1,200  SUPERVALU, Inc. ....................................        24,924
     5,200  Sysco Corporation ..................................       147,472
       400  Tasty Baking Company ...............................         5,908
       330  Tootsie Roll Industries, Inc. ......................        11,081
     2,885  Tyson Foods, Inc., Class A .........................        35,832
       200  United Natural Foods, Inc.* ........................         4,050
       400  Village Super Market, Inc.,
              Class A* .........................................        10,000
       450  Wild Oats Markets, Inc.* ...........................         5,058
     1,700  Wrigley (Wm.) Jr. Company ..........................        86,547
     2,200  Yum! Brands, Inc.* .................................        66,726
                                                                  ------------
                                                                     3,236,772
                                                                  ------------

            Gold - 0.1%
       700  Comstock Resources, Inc.* ..........................         4,788
       900  Meridian Gold, Inc.* ...............................        17,235
     3,400  Newmont Mining Corporation .........................        96,866
                                                                  ------------
                                                                       118,889
                                                                  ------------


                       See Notes to Financial Statements.
                                       60

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Insurance - 4.6%
       600  21st Century Insurance Group .......................  $      7,770
     1,100  Aetna, Inc.* .......................................        46,871
     4,000  AFLAC, Inc. ........................................       122,440
       900  Alfa Corporation ...................................        11,043
       100  Alleghany Corporation ..............................        18,275
       400  Allmerica Financial Corporation ....................         8,900
     5,600  Allstate Corporation ...............................       208,432
       800  Ambac Financial Group, Inc. ........................        46,008
       500  American Financial Group, Inc. .....................        12,510
    20,305  American International
              Group, Inc. ......................................     1,275,154
       200  American National Insurance
              Company ..........................................        15,250
     2,400  Aon Corporation ....................................        47,424
       300  Arch Capital Group Ltd.* ...........................         8,403
       500  Argonaut Group, Inc. ...............................         9,295
       300  Berkley (W.R.) Corporation .........................        10,098
     1,300  Chubb Corporation ..................................        80,457
     1,100  CIGNA Corporation ..................................        93,632
     1,400  Cincinnati Financial Corporation ...................        55,622
     1,600  CNA Financial Corporation* .........................        43,856
       100  CNA Surety Corporation .............................         1,322
       300  Commerce Group, Inc. ...............................        11,610
     3,100  Conseco, Inc. ......................................           418
       700  Crawford & Company, Class B ........................         4,711
       210  Delphi Financial Group, Inc.,
              Class A* .........................................         8,379
       400  Erie Indemnity Company, Class A ....................        17,480
       400  FBL Financial Group, Inc.,
              Class A ..........................................         7,720
       814  Fidelity National Financial, Inc. ..................        24,379
       100  Financial Industries Corporation ...................         1,521
       267  First American Financial
              Corporation ......................................         5,732
       200  First United Corporation ...........................         3,394
       100  FPIC Insurance Group, Inc.* ........................           909
       800  Fremont General Corporation ........................         4,200
       700  Gallagher (Arthur J.) & Company ....................        20,272
       100  Great American Financial
              Resources, Inc. ..................................         1,600
       300  Harleysville Group, Inc. ...........................         7,032


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Insurance (continued)
     1,900  Hartford Financial Services
              Group, Inc. ......................................  $     95,038
       200  HCC Insurance Holdings, Inc. .......................         4,850
       500  Horace Mann Educators
              Corporation ......................................         8,015
       100  Insurance Management Solutions
              Group, Inc.* .....................................           285
     1,300  Jefferson-Pilot Corporation ........................        54,756
       200  Kansas City Life Insurance
              Company ..........................................         7,200
       100  Liberty Corporation ................................         3,550
     1,400  Lincoln National Corporation .......................        51,870
     1,400  Loews Corporation ..................................        73,514
       100  Markel Corporation* ................................        20,865
     4,300  Marsh & McLennan
              Companies, Inc. ..................................       209,195
     1,100  MBIA, Inc. .........................................        50,556
       200  Merchants Group, Inc. ..............................         4,630
       500  Mercury General Corporation ........................        22,500
     5,500  MetLife, Inc. ......................................       148,060
       800  MGIC Investment Corporation ........................        48,168
       400  MONY Group, Inc.* ..................................        10,860
       300  Nationwide Financial Services,
              Inc., Class A ....................................         9,150
       100  Navigators Group, Inc.* ............................         2,233
       100  NYMAGIC, Inc. ......................................         1,460
       500  Odyssey Re Holdings
              Corporation ......................................         8,630
       100  Ohio Casualty Corporation ..........................         1,678
     1,100  Old Republic International
            Corporation ........................................        35,310
       300  Penn Treaty American
              Corporation* .....................................         1,122
       300  Penn-America Group, Inc. ...........................         2,783
       100  Philadelphia Consolidated
              Holding Corporation* .............................         3,622
       600  Phoenix Companies, Inc.* ...........................         9,540
       100  PMA Capital Corporation, Class A ...................         1,873
     2,700  Principal Financial Group, Inc.* ...................        79,191
       115  Proassurance Corporation* ..........................         1,857
     1,700  Progressive Corporation ............................        91,375


                       See Notes to Financial Statements.
                                       61

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Insurance (continued)
       500  Protective Life Corporation ........................  $     16,425
       720  Radian Group, Inc. .................................        31,291
       400  Reinsurance Group of
              America, Inc. ....................................        11,420
     1,200  Reliance Group Holdings, Inc. ......................             1
       300  RLI Corporation ....................................        16,845
     1,200  SAFECO Corporation .................................        39,732
       300  SCPIE Holdings, Inc. ...............................         1,146
       200  Selective Insurance Group, Inc. ....................         4,720
       300  SNTL Corporation* ..................................            53
     1,900  St. Paul Companies, Inc. ...........................        57,798
       200  StanCorp Financial Group, Inc. .....................        10,940
       800  The PMI Group, Inc. ................................        27,120
     1,000  Torchmark Corporation ..............................        37,350
       450  Transatlantic Holdings, Inc. .......................        32,612
     3,732  Travelers Property Casualty
              Corporation, Class A* ............................        58,661
     3,558  Travelers Property Casualty
              Corporation, Class B* ............................        57,954
       100  Triad Guaranty, Inc.* ..............................         4,365
       400  UICI* ..............................................         7,080
       100  United Fire & Casualty Company .....................         3,425
       500  Unitrin, Inc. ......................................        15,850
     2,157  UnumProvident Corporation ..........................        49,956
       400  Zenith National Insurance
              Corporation ......................................        10,400
                                                                  ------------
                                                                     3,800,999
                                                                  ------------

            International Oil - 3.2%
       100  ATP Oil & Gas Corporation* .........................           325
     8,296  ChevronTexaco Corporation ..........................       635,723
    52,840  Exxon Mobil Corporation ............................     1,873,178
     2,197  GlobalSantaFe Corporation ..........................        48,334
     1,312  Nabors Industries, Ltd.* ...........................        43,322
       100  Oil States International, Inc.* ....................         1,077
     1,300  Pride International, Inc.* .........................        17,394
                                                                  ------------
                                                                     2,619,353
                                                                  ------------


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Liquor - 0.5%
     6,900  Anheuser-Busch Companies, Inc. .....................  $    366,804
       100  Boston Beer Company, Inc.,
              Class A* ........................................         1,430
       500  Brown-Forman Corporation,
              Class B ..........................................        35,215
       700  Constellation Brands, Inc.,
              Class A* .........................................        19,887
       300  Coors (Adolph) Company,
              Class B ..........................................        18,015
       200  Genesee Corporation, Class B .......................         2,400
                                                                  ------------
                                                                       443,751
                                                                  ------------

            Media - 3.5%
       400  Adolor Corporation* ................................         5,796
       700  AMC Entertainment, Inc. ............................         6,020
     1,600  American Tower Corporation,
              Class A ..........................................         3,936
    34,754  AOL Time Warner, Inc.* .............................       439,638
       100  ARTISTdirect, Inc.* ................................           605
       300  At Comm Corporation* ...............................             3
     1,000  Belo (A.H.) Corporation, Class A ...................        22,950
     1,400  Cablevision Systems Corporation,
              Class A* .........................................        13,342
     2,500  Charter Communications, Inc.,
              Class A* .........................................         7,900
     4,767  Clear Channel
            Communications, Inc.* ..............................       162,936
       837  CNET Networks, Inc.* ...............................         1,046
     7,320  Comcast Corporation, Special
              Class A* .........................................       174,436
       200  Consolidated Graphics, Inc.* .......................         3,424
     4,438  Cox Communications, Inc.,
              Class A* .........................................       114,722
       200  Crown Media Holdings, Inc.,
              Class A* .........................................         1,128
       400  Cumulus Media, Inc., Class A* ......................         5,584
    16,000  Disney (Walt) Company ..............................       250,880
       900  Donnelley (R.R.) & Sons
              Company ..........................................        23,742
       700  Dow Jones & Company, Inc. ..........................        29,785


                       See Notes to Financial Statements.
                                       62

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Media (continued)
     2,100  EchoStar Communications
              Corporation, Class A* ............................  $     37,380
       500  Emmis Communications
              Corporation, Class A* ............................         7,800
       400  Entercom Communications
              Corporation* .....................................        17,520
       600  Entravision Communications,
              Class A* .........................................         7,380
     2,200  Fox Entertainment Group, Inc.,
              Class A* .........................................        49,126
     2,100  Gannett Company, Inc. ..............................       159,516
     1,100  Gray Television, Inc., Class B .....................        12,925
       750  Harte-Hanks, Inc. ..................................        15,412
       900  Hispanic Broadcasting
              Corporation* .....................................        17,415
       900  Hollinger International, Inc. ......................         8,865
       200  ImageX.com, Inc.* ..................................            48
       200  Information Holdings, Inc.* ........................         3,840
       500  Insight Communications
              Company, Inc.* ...................................         4,995
       100  j2 Global Communications, Inc.* ....................         1,800
       500  Journal Register Company* ..........................         9,115
       600  Knight-Ridder, Inc. ................................        36,438
       200  Lee Enterprises, Inc. ..............................         6,830
       200  MaxWorldwide, Inc.* ................................            91
       400  McClatchy Company, Class A .........................        23,080
     1,500  McGraw-Hill Companies, Inc. ........................        95,115
       700  Mediacom Communications
              Corporation* .....................................         4,130
       200  Medialink Worldwide, Inc.* .........................           690
       300  Meredith Corporation ...............................        11,886
     1,900  Metro-Goldwyn-Mayer, Inc.* .........................        22,325
     1,100  New York Times Company,
              Class A ..........................................        51,920
     1,300  PanAmSat Corporation* ..............................        24,440
       200  Penton Media, Inc. .................................            76
       600  Playboy Enterprises, Inc.,
              Class B* .........................................         5,520
     1,368  PRIMEDIA, Inc.* ....................................         1,628
       200  Pulitzer, Inc. .....................................         8,830


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Media (continued)
       200  Quipp, Inc. ........................................  $      2,051
       600  Radio One, Inc.* ...................................         9,510
     1,300  Reader's Digest Association, Inc.,
              Class A ..........................................        22,204
       300  Salem Communications
              Corporation, Class A* ............................         6,840
       300  Scholastic Corporation* ............................        12,654
       600  Scripps (E.W.) Company, Class A ....................        42,660
       300  Sinclair Broadcast Group, Inc.,
              Class A* .........................................         3,789
       200  Spanish Broadcasting System,
              Inc., Class A* ...................................         1,414
       100  Tag-It Pacific, Inc.* ..............................           395
       400  TiVo, Inc.* ........................................         1,628
     2,301  Tribune Company ....................................        95,975
     2,000  Univision Communications, Inc.,
              Class A* .........................................        46,600
     2,698  USA Networks, Inc.* ................................        57,791
       300  Valassis Communications, Inc.* .....................        11,292
       300  ValueVision International, Inc.,
              Class A* .........................................         4,269
    13,748  Viacom, Inc., Class B* .............................       559,544
       100  Washington Post Company,
              Class B ..........................................        64,700
       800  Westwood One, Inc. .................................        27,944
       400  Wiley (John) & Sons, Inc.,
              Class A ..........................................         9,264
     1,000  XM Satellite Radio Holdings, Inc.,
              Class A* .........................................         5,430
       400  Young Broadcasting, Inc.,
              Class A* .........................................         3,680
                                                                  ------------
                                                                     2,903,643
                                                                  ------------

            Miscellaneous - 0.7%
       600  Acme Communications, Inc.* .........................         4,410
       500  Acuity Brands, Inc. ................................         7,000
       100  AeroGen, Inc.* .....................................            85
       100  Alaska Communications Systems
              Holdings, Inc.* ..................................           174
       400  Alliance Resource Partners, L.P. ...................         9,840


                       See Notes to Financial Statements.
                                       63

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Miscellaneous (continued)
       800  American Home Mortgage
              Holdings, Inc. ...................................  $      9,544
       200  American Mortgage Acceptance
              Company ..........................................         2,640
       500  AMN Healthcare Services, Inc.* .....................        12,150
     1,218  Anthem, Inc.* ......................................        76,868
       600  AT&T Latin America Corporation,
              Class A* .........................................           486
       100  Braun Consulting, Inc.* ............................           116
       600  Bunge Limited ......................................        12,840
       798  CGI Group, Inc., Class A* ..........................         3,200
       400  Ciphergen Biosystems, Inc.* ........................         1,180
       200  Ditech Communications
              Corporation* .....................................           340
       300  E-LOAN, Inc.* ......................................           396
       300  eMagin Corporation* ................................            84
       100  EVCI Career Colleges, Inc.* ........................           110
     1,100  Extreme Networks, Inc.* ............................        10,373
     3,000  Finisar Corporation* ...............................         4,137
       100  First M&F Corporation ..............................         2,530
       300  First Place Financial Corporation ..................         5,250
        14  Five Star Quality Care, Inc.* ......................            26
       200  Galyan's Trading Company* ..........................         2,128
       600  Global Power Equipment
              Group, Inc.* .....................................         3,570
        14  Havas Advertising - ADR ............................            66
       700  i3 Mobile, Inc.* ...................................           203
       484  Imagistics International, Inc.* ....................         9,148
       100  InforMax, Inc.* ....................................            65
       200  Intelli-Check, Inc.* ...............................           660
       100  Internet America, Inc.* ............................            31
       100  Interspeed, Inc.* ..................................             1
        55  INVESTools, Inc.* ..................................            13
       100  Ista Pharmaceuticals Inc.* .........................            40
       300  Kaneb Services LLC .................................         6,024
       100  Kindred Healthcare, Inc.* ..........................         3,746
     2,100  Kraft Foods, Inc. ..................................        83,517
       700  Lawson Software, Inc.* .............................         3,150
        88  Learn2 Corporation* ................................             6
       200  Liquid Audio, Inc.* ................................           486
       700  LogicVision, Inc.* .................................         1,778


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Miscellaneous (continued)
       300  Lynch Interactive Corporation* .....................  $      8,175
       300  Management Network
              Group, Inc.* .....................................           444
       400  MicroFinancial, Inc. ...............................         1,996
       600  Monolithic System
              Technology, Inc.* ................................         5,394
       200  Morgan Group Holding
              Company* .........................................            75
       200  MutualFirst Financial, Inc. ........................         3,680
       200  Nassda Corporation* ................................         1,600
        42  NCO Portfolio Management, Inc.* ....................           250
       100  NetScreen Technologies, Inc.* ......................         1,193
       300  Network Access Solutions
              Corporation* .....................................             2
       400  NIC, Inc* ..........................................           660
       300  Nucentrix Broadband
              Networks, Inc.* ..................................           384
       100  Odyssey Healthcare, Inc.* ..........................         3,000
       100  On2.com, Inc.* .....................................            12
     1,683  Openwave Systems, Inc.* ............................         1,683
       100  OraPharma, Inc.* ...................................           400
       200  Paradyne Networks, Inc.* ...........................           428
       600  PDF Solutions, Inc.* ...............................         3,600
       100  Peet's Coffee & Tea, Inc.* .........................         1,507
       100  Playtex Products, Inc.* ............................         1,095
     4,600  Prudential Financial, Inc.* ........................       138,920
       600  Quovadx, Inc.* .....................................         1,321
       800  Sagent Technology, Inc.* ...........................           225
        40  SeraCare Life Sciences, Inc.* ......................           233
       200  SFBC International, Inc.* ..........................         2,060
     1,900  Silicon Image, Inc.* ...............................         8,094
       600  SoundView Technology
              Group, Inc.* .....................................           803
       400  Support.com, Inc.* .................................           960
       100  Taser International, Inc.* .........................           626
       100  TeleCommunication Systems, Inc.,
              Class A* .........................................           150
       205  Tumbleweed Communications
              Corporation* .....................................           240
       300  U. S. Laboratories, Inc.* ..........................         4,335
       247  United Online, Inc.* ...............................         2,843


                       See Notes to Financial Statements.
                                       64

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Miscellaneous (continued)
       500  United Surgical Partners
              International, Inc.* .............................  $     14,435
       400  VCA Antech, Inc.* ..................................         6,000
       200  Vicinity Corporation* ..............................           450
       800  Virologic, Inc.* ...................................           872
       200  Waste Connections, Inc.* ...........................         6,926
       800  Weight Watchers
            International, Inc.* ...............................        37,960
                                                                  ------------
                                                                       541,442
                                                                  ------------

            Miscellaneous Finance - 9.3%
       430  1st Source Corporation .............................         7,856
       330  Acacia Research Corporation* .......................         1,340
       100  Acadiana Bancshares, Inc. ..........................         2,405
       200  Affiliated Managers Group, Inc. ....................        10,480
       500  Airlease Ltd. - LP .................................           970
       200  Alexandria Real Estate
              Equities, Inc. ...................................         8,786
       600  Alliance Capital Management
              Holding L.P. .....................................        18,636
       900  Allied Capital Corporation .........................        21,555
       600  AMB Property Corporation ...........................        17,850
       500  AMCORE Financial, Inc. .............................        11,420
       300  American Capital Strategies, Ltd. ..................         6,543
    10,500  American Express Company ...........................       378,630
       200  American Land Lease, Inc. ..........................         2,960
       700  AmeriCredit Corporation* ...........................        10,052
     1,300  Ameritrade Holding Corporation,
              Class A* .........................................         4,719
       500  Amli Residential Properties Trust ..................        11,675
       700  Annaly Mortgage
            Management, Inc. ...................................        14,231
       672  Apartment Investment &
              Management Company,
              Class A ..........................................        29,333
     1,292  Archstone-Smith Trust ..............................        34,044
       400  Arden Realty, Inc. .................................        10,024
       100  ASB Financial Corporation ..........................         1,122
       800  Astoria Financial Corporation ......................        26,784
       600  Avalonbay Communities, Inc. ........................        27,150
       400  Bank of the Ozarks, Inc. ...........................        10,528


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Miscellaneous Finance (continued)
       800  BankUnited Financial
              Corporation, Class A* ............................  $     14,240
       100  Banner Corporation .................................         2,027
       500  Bay View Capital Corporation .......................         2,875
       755  Bear Stearns Companies, Inc ........................        48,267
       200  Bedford Property Investors, Inc. ...................         5,046
       354  Berkshire Hathaway, Inc.,
              Class B* .........................................       863,760
       200  BlackRock, Inc.* ...................................         8,850
       100  BNP Residential Properties, Inc. ...................         1,075
       412  BOK Financial Corporation* .........................        13,724
       500  Brandywine Realty Trust ............................        11,320
       400  BRE Properties, Inc., Class A ......................        13,180
       700  Brown & Brown, Inc. ................................        20,475
       600  Cadiz, Inc.* .......................................         2,916
        73  Camco Financial Corporation ........................         1,037
       400  Camden Property Trust ..............................        14,340
     1,600  Capital One Financial
              Corporation ......................................        57,072
       400  CarrAmerica Realty Corporation .....................        10,920
       900  Cash America International, Inc. ...................         7,029
       500  Cathay Bancorp, Inc. ...............................        21,400
        10  CB Bancshares, Inc. ................................           398
       300  CBL & Associates Properties, Inc. ..................        11,700
       100  CCF Holding Company ................................         2,052
       200  CenterPoint Properties
              Corporation ......................................        11,320
       100  Charter Municipal Mortgage
              Acceptance Company ...............................         1,745
     1,687  Charter One Financial, Inc. ........................        56,852
       300  Chateau Communities, Inc. ..........................         8,457
       400  Chelsea Property Group, Inc. .......................        13,560
    40,079  Citigroup, Inc. ....................................     1,312,587
       300  Citizens First Financial
              Corporation ......................................         5,778
       200  Classic Bancshares, Inc. ...........................         4,600
       100  Coastal Bancorp, Inc. ..............................         3,000
       300  Colonial Properties Trust ..........................        10,683
       500  Commercial Federal Corporation .....................        12,750
       245  Commercial Net Lease Realty ........................         3,849
       100  Commonwealth Bancorp, Inc. .........................         3,085


                       See Notes to Financial Statements.
                                       65

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Miscellaneous Finance (continued)
       800  CompuCredit Corporation* ...........................  $      4,840
       100  Cornerstone Realty Income
              Trust, Inc. ......................................           920
       398  Corrections Corporation of
            America* ...........................................         5,870
       900  Countrywide Credit
              Industries, Inc. .................................        47,241
       450  Cousins Properties, Inc. ...........................        10,755
     1,000  Crescent Real Estate Equities
              Company ..........................................        16,800
       100  Cross Timbers Royalty Trust ........................         1,782
       446  CVB Financial Corporation ..........................         9,776
       667  Developers Diversified Realty
              Corporation ......................................        15,408
       200  Downey Financial Corporation .......................         8,284
       200  DVI, Inc.* .........................................         2,988
     3,737  E*TRADE Group, Inc.* ...............................        16,219
       600  Eaton Vance Corporation ............................        17,286
       600  Edwards (A.G.), Inc. ...............................        22,584
     7,700  Fannie Mae .........................................       583,506
       300  Federal Realty Investment Trust ....................         8,100
       750  Federated Investors, Inc., Class B .................        21,900
       200  FFD Financial Corporation ..........................         2,400
       200  Fidelity Bankshares, Inc. ..........................         3,986
       400  Financial Federal Corporation* .....................        12,240
       264  First Federal Bankshares, Inc. .....................         3,815
       300  First Financial Corporation ........................        14,706
       300  First Industrial Realty Trust, Inc. ................         9,930
       100  FirstCity Financial Corporation* ...................           110
       675  Flagstar Bancorp, Inc. .............................        15,491
       300  Flushing Financial Corporation .....................         5,535
     2,000  Franklin Resources, Inc. ...........................        70,000
     5,400  Freddie Mac ........................................       346,140
       200  Gabelli Asset Management, Inc.,
              Class A* .........................................         6,150
       100  Gables Residential Trust ...........................         2,920
       462  Glacier Bancorp, Inc. ..............................        10,464
       100  Glenborough Realty Trust, Inc. .....................         2,105
     1,100  Golden State Bancorp, Inc.* ........................        37,950
     1,200  Golden West Financial
              Corporation ......................................        81,588


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Miscellaneous Finance (continued)
     3,600  Goldman Sachs Group, Inc. ..........................  $    278,280
       300  Golf Trust of America, Inc. ........................           630
       700  GreenPoint Financial Corporation ...................        35,700
       400  GS Financial Corporation ...........................         7,258
       100  Guaranty Financial Corporation .....................         1,360
       400  Health Care Property
              Investors, Inc. ..................................        17,200
       400  Health Care REIT, Inc. .............................        11,360
       400  Healthcare Realty Trust, Inc. ......................        12,856
       300  HF Financial Corporation ...........................         3,561
       500  Highwoods Properties, Inc. .........................        11,950
     3,600  Household International, Inc. ......................       129,996
       700  HRPT Properties Trust ..............................         5,894
       100  IBERIABANK Corporation .............................         4,000
       500  Independence Community
              Bank Corporation .................................        15,535
       400  IndyMac Bancorp, Inc.* .............................         9,120
       500  Innkeepers USA Trust ...............................         4,430
     1,500  Instinet Group, Inc.* ..............................         8,235
       387  International Bancshares
              Corporation ......................................        15,422
       388  Investment Technology
              Group, Inc.* .....................................        13,153
       400  Investors Financial Services
              Corporation ......................................        12,024
       200  Investors Title Company ............................         3,650
       200  Irwin Financial Corporation ........................         3,640
       664  iStar Financial, Inc. ..............................        19,389
       300  ITLA Capital Corporation* ..........................         8,871
       100  Jacksonville Bancorp, Inc. .........................         2,609
       300  Jefferies Group, Inc. ..............................        13,173
     2,200  John Hancock Financial
              Services, Inc. ...................................        66,770
       600  John Nuveen Company, Class A .......................        13,500
       400  Keystone Property Trust ............................         6,576
       750  Kimco Realty Corporation ...........................        23,812
       700  Klamath First Bancorp, Inc. ........................        10,479
     1,300  Knight Trading Group, Inc.* ........................         5,499
       500  Koger Equity, Inc. .................................         8,575
       300  LabOne, Inc. .......................................         6,270
       400  LaBranche & Company, Inc.* .........................         8,892


                       See Notes to Financial Statements.
                                       66

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Miscellaneous Finance (continued)
        74  Ladenburg Thalmann Financial
              Services, Inc.* ..................................  $         24
       400  Legg Mason, Inc. ...................................        19,308
     1,900  Lehman Brothers Holdings, Inc. .....................       108,319
       100  LendingTree, Inc.* .................................         1,355
       400  Leucadia National Corporation ......................        13,876
       200  Lexington Corporate
              Properties Trust .................................         3,316
       500  Liberty Property Trust .............................        16,315
       600  LTC Properties, Inc. ...............................         4,320
       200  Macerich Company (The) .............................         6,096
       500  Mack-Cali Realty Corporation .......................        16,775
       300  Mahaska Investment Company .........................         4,215
       800  Mail-Well, Inc.* ...................................           960
        40  Major Automotive
              Companies, Inc.* .................................            38
       100  Malan Realty Investors, Inc. .......................           450
       300  Manufactured Home
              Communities, Inc. ................................         9,990
       100  Matrix Bancorp, Inc.* ..............................         1,035
     9,950  MBNA Corporation ...................................       200,990
       100  McGrath Rentcorp ...................................         1,932
     6,800  Merrill Lynch & Company, Inc. ......................       246,296
       100  Mid-America Apartment
              Communities, Inc. ................................         2,520
       400  Midas, Inc. ........................................         2,828
       200  Mills Corporation ..................................         5,750
       100  Mississippi Valley
              Bancshares, Inc. .................................         5,201
     1,200  Moody's Corporation ................................        57,984
     8,500  Morgan Stanley Dean
              Witter & Company .................................       363,120
       100  MSB Financial, Inc. ................................         1,217
       100  Mystic Financial, Inc. .............................         1,805
       200  National Golf Properties, Inc. .....................         2,000
       700  Nationwide Health
              Properties, Inc. .................................        12,068
       600  Neuberger Berman, Inc. .............................        18,966
       784  New York Community
              Bancorp, Inc. ....................................        24,469
       500  NextCard, Inc.* ....................................             9


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Miscellaneous Finance (continued)
       462  Northrim BanCorp, Inc. .............................  $      5,290
       100  Oregon Trail Financial
              Corporation ......................................         2,159
       400  Pacific Capital BanCorporation .....................        10,692
     1,500  Pacific Northwest Bancorp ..........................        45,090
       200  Pan Pacific Retail Properties, Inc. ................         6,700
       400  Parkway Properties, Inc. ...........................        14,764
       200  Penford Corporation ................................         2,828
       300  Peoples Holding Company ............................        12,180
       200  Philips International Realty
              Corporation ......................................           418
       256  PHSB Financial Corporation .........................         3,776
       200  PMC Commercial Trust ...............................         2,840
       600  Point West Capital Corporation* ....................             3
       400  Prentiss Properties Trust ..........................        11,700
       100  Prime Group Realty Trust ...........................           528
     1,694  ProLogis Trust .....................................        42,248
     2,500  Providian Financial Corporation ....................        14,200
       686  Public Storage, Inc. ...............................        21,883
       279  PVF Capital Corporation ............................         3,073
       400  Raymond James Financial, Inc. ......................        11,280
       400  Realty Income Corporation ..........................        13,520
       400  Reckson Associates Realty
              Corporation ......................................         9,320
       300  Redwood Trust, Inc.* ...............................         8,952
       400  Regency Centers Corporation ........................        12,700
       300  RFS Hotel Investors, Inc. ..........................         3,825
       600  Roslyn Bancorp, Inc. ...............................        13,362
       495  Santander BanCorp ..................................         8,242
    12,164  Schwab (Charles) Corporation .......................       111,666
       700  SEI Investments Company ............................        20,300
        70  Senior Housing Properties Trust ....................           860
       300  Siebert Financial Corporation ......................           981
       300  SL Green Realty Corporation ........................         9,921
     1,200  SLM Corporation ....................................       109,980
       100  SNB Bancshares, Inc. ...............................         2,025
       100  Southern Banc Company, Inc. ........................         1,195
     1,800  Sovereign Bancorp, Inc. ............................        27,576
       110  Stan Lee Media, Inc.* ..............................             1
       400  Stewart Information Services
              Corporation ......................................         7,160


                       See Notes to Financial Statements.
                                       67

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Miscellaneous Finance (continued)
     1,500  Stilwell Financial, Inc.* ..........................  $     20,910
       200  Student Loan Corporation ...........................        18,684
       399  SWS Group, Inc. ....................................         5,474
       900  T. Rowe Price Group, Inc. ..........................        25,461
       100  Tanger Factory Outlet
              Centers, Inc. ....................................         2,910
       242  Tarragon Realty Investors, Inc. ....................         3,642
       400  Taubman Centers, Inc. ..............................         6,060
       100  Teche Holding Company ..............................         2,480
       236  Transcontinental Realty
              Investors, Inc. ..................................         4,040
     1,000  United Dominion Realty
              Trust, Inc. ......................................        16,610
       400  Universal Health Realty
            Income Trust .......................................        10,720
       100  Value Line, Inc. ...................................         4,259
       300  W Holding Company, Inc. ............................         5,754
       350  Waddell & Reed Financial, Inc.,
              Class A ..........................................         6,689
       439  Washington Federal, Inc. ...........................        11,256
     7,690  Washington Mutual, Inc. ............................       290,759
       400  Washington Real Estate
            Investment Trust ...................................        10,520
       100  Waypoint Financial Corporation .....................         1,745
       404  Webster Financial Corporation ......................        15,409
       450  Weingarten Realty Investors ........................        17,235
       100  Wesco Financial Corporation ........................        30,300
       200  Westcorp ...........................................         4,054
        99  Westwood Holdings Group, Inc. ......................         1,436
       100  Winfield Capital Corporation* ......................            50
                                                                  ------------
                                                                     7,713,762
                                                                  ------------

            Motor Vehicles - 1.2%
       500  A.S.V., Inc.* ......................................         5,130
       600  American Axle & Manufacturing
              Holdings, Inc.* ..................................        17,850
       150  ArvinMeritor, Inc. .................................         3,508
       100  Cascade Corporation* ...............................         1,448
       900  Coachmen Industries, Inc. ..........................        14,130
       400  CSK Auto Corporation* ..............................         5,060
       700  Cummins Engine Company, Inc. .......................        20,853


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Motor Vehicles (continued)
     1,200  Dana Corporation ...................................  $     20,328
     5,076  Delphi Corporation .................................        49,491
       400  Donaldson Company, Inc. ............................        15,128
       500  Eaton Corporation ..................................        35,370
       500  Fleetwood Enterprises, Inc. ........................         2,425
    14,135  Ford Motor Company .................................       166,369
     4,400  General Motors Corporation .........................       210,584
     8,100  General Motors Corporation,
              Class H ..........................................        83,349
       700  Gentex Corporation* ................................        20,832
     1,300  Genuine Parts Company ..............................        43,225
     2,300  Harley-Davidson, Inc. ..............................       113,229
       200  Keystone Automotive
              Industries, Inc.* ................................         2,932
       400  Lear Corporation* ..................................        18,640
       100  Lithia Motors, Inc., Class A* ......................         2,028
       200  Modine Manufacturing Company .......................         4,094
       200  Monaco Coach Corporation* ..........................         3,400
       900  Navistar International
              Corporation* .....................................        22,500
       200  Noble International, Ltd.* .........................         2,042
       100  Oshkosh Truck Corporation ..........................         5,635
       200  Polaris Industries, Inc. ...........................        14,670
     2,600  Return Assured, Inc.* ..............................            25
       600  Rush Enterprises, Inc., Class A* ...................         2,280
       600  Rush Enterprises, Inc., Class B* ...................         2,250
       500  Smith (A.O.) Corporation ...........................        15,225
       400  Sonic Automotive, Inc.* ............................         8,160
       317  SPX Corporation ....................................        34,426
       300  Stoneridge, Inc.* ..................................         5,100
       300  Superior Industries
              International, Inc. ..............................        14,424
       500  Thor Industries, Inc. ..............................        16,775
     1,200  Visteon Corporation ................................        13,668
       400  Winnebago Industries, Inc. .........................        15,276
                                                                  ------------
                                                                     1,031,859
                                                                  ------------

            Non-Durables & Entertainment - 1.3%
       300  Action Performance
              Companies, Inc.* .................................         9,711
       600  Activision, Inc.* ..................................        16,722


                       See Notes to Financial Statements.
                                       68

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Non-Durables & Entertainment (continued)
       700  American Greetings Corporation,
              Class A* .........................................  $     11,690
       300  Ark Restaurants Corporation* .......................         2,266
       300  Boston Celtics, L.P.* ..............................         3,075
       220  Bowl America, Inc., Class A ........................         2,561
       900  Brinker International, Inc.* .......................        24,948
       100  Buca, Inc.* ........................................           874
       100  Canterbury Park Holding
              Corporation* .....................................           859
       400  Cedar Fair, L.P. ...................................         9,340
       400  Centillium Communications, Inc.* ...................         1,440
       200  Championship Auto Racing
              Teams, Inc.* .....................................         1,018
       500  Cheesecake Factory (The), Inc.* ....................        14,245
       300  Churchill Downs, Inc. ..............................        11,175
       600  CKE Restaurants, Inc. ..............................         4,392
       200  Cooker Restaurant Corporation ......................             2
     2,700  Corvis Corporation* ................................         1,782
     1,800  Darden Restaurants, Inc. ...........................        46,134
       600  Dave & Buster's, Inc.* .............................         7,872
       100  Diedrich Coffee, Inc.* .............................           298
       100  Dixon Ticonderoga Company* .........................           160
     1,300  Electronic Arts, Inc.* .............................        82,238
       833  Energizer Holdings, Inc.* ..........................        23,757
       500  Factory 2-U Stores, Inc.* ..........................         1,130
     1,400  Fortune Brands, Inc. ...............................        73,458
       675  Fossil, Inc.* ......................................        14,755
       500  Frisch's Restaurants, Inc. .........................         9,075
     1,550  Hasbro, Inc. .......................................        20,382
       500  Hollywood Media Corporation* .......................           615
       300  Huffy Corporation ..................................         2,097
       150  ICU Medical, Inc.* .................................         5,432
       700  International Game Technology* .....................        45,276
       512  International Speedway
              Corporation, Class A .............................        19,825
       500  Jack in the Box, Inc.* .............................        14,125
       800  JAKKS Pacific, Inc.* ...............................         9,048
       300  Kreisler Manufacturing
              Corporation* .....................................         1,890
       500  Krispy Kreme Doughnuts, Inc.* ......................        17,750
       300  Lancaster Colony Corporation .......................        12,357


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Non-Durables & Entertainment (continued)
       100  Landry's Restaurants, Inc. .........................  $      2,180
       600  Luby's, Inc. .......................................         3,012
       100  Marcus Corporation .................................         1,400
     3,980  Mattel, Inc. .......................................        77,331
    10,000  McDonald's Corporation .............................       237,600
       500  Moore Medical Corporation* .........................         3,800
       300  Movado Group, Inc. .................................         5,463
       100  National Beverage Corporation* .....................         1,390
     2,236  Newell Rubbermaid, Inc. ............................        77,366
       900  Oakley, Inc.* ......................................        11,790
       500  Outback Steakhouse, Inc.* ..........................        14,680
       500  Peco II, Inc.* .....................................           935
       400  Piccadilly Cafeterias, Inc. ........................           872
       600  Regis Corporation ..................................        15,336
       100  Riviana Foods, Inc. ................................         2,350
       700  Ruby Tuesday, Inc. .................................        13,958
       100  Russ Berrie and Company, Inc. ......................         3,362
     2,200  Service Corporation International* .................         8,184
       700  Sotheby's Holdings, Inc., Class A ..................         7,105
       100  Star Buffet, Inc.* .................................           269
     3,300  Starbucks Corporation* .............................        66,330
       900  Stewart Enterprises, Inc., Class A .................         4,077
       300  Tupperware Corporation .............................         5,472
       900  Wendy's International, Inc. ........................        32,139
       100  World Wrestling Federation
              Entertainment, Inc.* .............................           970
                                                                  ------------
                                                                     1,121,145
                                                                  ------------

            Non-Ferrous Metals - 0.3%
     6,648  Alcoa, Inc. ........................................       166,798
       800  Commercial Metals Company ..........................        15,136
       300  Commonwealth Industries, Inc. ......................         1,524
       900  Engelhard Corporation ..............................        23,544
       900  Freeport-McMoRan Copper &
              Gold, Inc., Class B* .............................        14,751
       200  Minerals Technologies, Inc. ........................         7,950
       500  Mueller Industries, Inc.* ..........................        13,400
       620  Phelps Dodge Corporation ...........................        20,032
       450  Reliance Steel & Aluminum
              Company ..........................................        10,890


                       See Notes to Financial Statements.
                                       69

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Non-Ferrous Metals (continued)
       500  Southern Peru Copper
              Corporation ......................................  $      6,690
       300  Stillwater Mining Company* .........................         2,817
       100  United Park City Mines
              Company* .........................................         2,235
       300  Wolverine Tube, Inc.* ..............................         1,983
                                                                  ------------
                                                                       287,750
                                                                  ------------

            Optical & Photo - 0.2%
       288  Advanced Medical Optics, Inc.* .....................         2,552
     8,919  Corning, Inc. ......................................        17,838
       200  CPI Corporation ....................................         2,996
     2,600  Eastman Kodak Company ..............................        79,404
     1,200  Ingram Micro, Inc., Class A* .......................        16,380
       525  Photronics, Inc.* ..................................         6,468
       200  Zygo Corporation* ..................................         1,180
                                                                  ------------
                                                                       126,818
                                                                  ------------

            Paper & Forest Products - 0.9%
       400  Boise Cascade Corporation ..........................        10,820
       400  Bowater, Inc. ......................................        16,352
       600  Caraustar Industries, Inc. .........................         6,360
       300  Chesapeake Corporation .............................         6,165
       200  CSS Industries, Inc.* ..............................         7,410
       100  Deltic Timber Corporation ..........................         2,441
       800  EarthShell Corporation* ............................           456
       500  FiberMark, Inc.* ...................................         4,025
     1,717  Georgia-Pacific Group ..............................        36,143
       100  Glatfelter .........................................         1,365
     3,792  International Paper Company ........................       142,769
        83  Kadant, Inc.* ......................................         1,265
     4,074  Kimberly-Clark Corporation .........................       243,788
       800  Longview Fibre Company .............................         5,568
     1,200  Louisiana-Pacific Corporation ......................         9,300
       700  Lydall, Inc.* ......................................         8,435
     1,876  MeadWestvaco Corporation ...........................        43,692
       800  Packaging Corporation of
              America* .........................................        15,064
       100  Pope & Talbot, Inc. ................................         1,328
       200  Potlatch Corporation ...............................         6,204
       100  Rock-Tenn Company, Class A .........................         1,630


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Paper & Forest Products (continued)
     1,900  Smurfit-Stone Container
              Corporation* .....................................  $     26,638
       400  Temple-Inland, Inc. ................................        20,460
       200  Universal Forest Products, Inc. ....................         4,042
       300  Watson Wyatt & Company
              Holdings* ........................................         6,168
       100  Wausau-Mosinee Paper
              Corporation ......................................           970
     1,700  Weyerhaeuser Company ...............................        92,667
                                                                  ------------
                                                                       721,525
                                                                  ------------

            Producer Goods - 5.3%
     3,000  3M Company .........................................       374,850
       200  Actrade Financial
              Technologies, Ltd.*+ .............................           504
       260  Actuant Corporation, Class A* ......................         9,945
       400  Advanced Energy Industries, Inc.* ..................         4,920
       800  Aeroflex, Inc.* ....................................         3,952
       508  Albany International Corporation,
              Class A ..........................................        11,125
       600  American Standard
              Companies, Inc.* .................................        42,978
       100  AMETEK, Inc. .......................................         3,440
       600  Applied Industrial
              Technologies, Inc. ...............................         9,510
       400  AptarGroup, Inc. ...................................        12,840
       700  Astec Industries, Inc.* ............................         9,289
       100  Ault, Inc.* ........................................           305
       800  Avery Dennison Corporation .........................        50,496
     1,189  Axcelis Technologies, Inc.* ........................         8,046
       200  AZZ, Inc. ..........................................         2,570
       500  Baldor Electric Company ............................        10,250
       200  Blyth, Inc. ........................................         5,914
       100  Briggs & Stratton Corporation ......................         3,925
       200  Cantel Medical Corporation* ........................         2,820
       500  Capstone Turbine Corporation* ......................           530
     2,700  Caterpillar, Inc. ..................................       117,828
       200  Chicago Rivet & Machine
              Company ..........................................         5,200
       100  Chromcraft Revington, Inc.* ........................         1,310
       600  Cognex Corporation* ................................         9,450


                      See Notes to Financial Statements.
                                      70

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Producer Goods (continued)
       500  Comfort Systems USA, Inc.* .........................  $      1,575
       600  Concord Camera Corporation* ........................         2,820
       700  Cooper Industries, Ltd., Class A ...................        22,904
       100  CUNO, Inc.* ........................................         3,237
       300  Curtiss-Wright Corporation .........................        16,470
       100  Daisytek International
              Corporation* .....................................         1,325
     1,800  Deere & Company ....................................        82,656
       150  DiamondCluster International,
              Inc., Class A* ...................................           522
     1,500  Dover Corporation ..................................        43,095
     1,500  DT Industries, Inc. ................................         5,093
       100  DuraSwitch Industries, Inc.* .......................           313
       450  Eastern Company (The) ..............................         5,760
       110  Edelbrock Corporation ..............................         1,185
     3,300  Emerson Electric Company ...........................       160,974
       750  Encompass Services Corporation* ....................           165
       229  EnPro Industries, Inc.* ............................           902
       600  Fastenal Company ...................................        21,132
       500  Federal Signal Corporation .........................        10,390
       500  Flowserve Corporation ..............................         9,165
       200  Franklin Electric Company, Inc. ....................         9,500
    77,400  General Electric Company ...........................     2,333,610
       125  Graco, Inc.* .......................................         3,186
       800  Grainger (W.W.), Inc. ..............................        36,040
       300  H Power Corporation* ...............................           282
       700  Hanover Compressor Company* ........................         7,910
       200  Hardinge, Inc. .....................................         1,700
       400  Harsco Corporation .................................        12,140
       100  Hexcel Corporation* ................................           340
       500  HON INDUSTRIES, Inc. ...............................        13,735
     6,375  Honeywell International, Inc. ......................       190,931
       500  Hubbell, Inc., Class B .............................        16,050
       400  Hydril Company* ....................................        10,900
       300  IDEX Corporation ...................................         9,345
     2,423  Illinois Tool Works, Inc. ..........................       166,024
     1,500  Ingersoll-Rand Company, Class A ....................        56,325
       200  Invivo Corporation .................................         2,800
       100  Ionics, Inc.* ......................................         2,215
       700  JLG Industries, Inc. ...............................         6,426
       700  Johnson Controls, Inc. .............................        60,403


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Producer Goods (continued)
       400  Kaydon Corporation .................................  $      8,440
       400  Kennametal, Inc. ...................................        13,900
       200  Lancer Corporation* ................................         1,170
       200  Libbey, Inc. .......................................         6,080
       400  Lincoln Electric Holdings, Inc. ....................         9,724
       300  Lone Star Technologies, Inc.* ......................         4,551
       700  MagneTek, Inc.* ....................................         2,961
       350  Manitowoc Company, Inc. ............................        11,550
       200  Material Sciences Corporation* .....................         2,800
       200  Matthews International
              Corporation, Class A .............................         4,850
       400  Merix Corporation* .................................         3,364
       700  Micrel, Inc.* ......................................         7,735
       500  Milacron, Inc. .....................................         3,425
       500  Miller (Herman), Inc. ..............................         7,745
       500  Millipore Corporation ..............................        17,645
       100  Misonix, Inc.* .....................................           583
       338  Mykrolis Corporation* ..............................         2,454
       400  Nordson Corporation ................................         9,160
       200  Norstan, Inc.* .....................................           600
       400  Nortek, Inc.* ......................................        17,640
       500  Oceaneering International, Inc.* ...................        12,365
       800  Pall Corporation ...................................        13,520
       500  Park-Ohio Holdings Corporation* ....................         2,010
     1,029  Parker-Hannifin Corporation ........................        41,736
       800  Penn Engineering &
              Manufacturing Corporation ........................        10,560
       400  Pentair, Inc. ......................................        17,376
       300  Plug Power, Inc.* ..................................         1,764
       400  Precision Castparts Corporation ....................         9,112
       400  Presstek, Inc.* ....................................         1,216
     1,000  Proton Energy Systems, Inc.* .......................         2,750
       300  Roper Industries, Inc. .............................        10,425
     1,400  Safeguard Scientifics, Inc.* .......................         2,254
       200  Sequa Corporation, Class A .........................        10,666
       400  Shaw Group, Inc.* ..................................         6,700
       300  Standex International Corporation ..................         6,420
       300  Steelcase, Inc. ....................................         3,738
       300  Tech/Ops Sevcon, Inc. ..............................         1,851
       200  Tecumseh Products Company,
              Class A ..........................................         9,724


                       See Notes to Financial Statements.
                                       71

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Producer Goods (continued)
       300  Teleflex, Inc. .....................................  $     14,511
       100  Tenneco Automotive, Inc. ...........................           608
       600  Terex Corporation* .................................        11,790
       400  Timken Company .....................................         7,304
       600  Trinity Industries, Inc. ...........................        10,884
       100  Twin Disc, Inc. ....................................         1,375
       800  U.S. Industries, Inc. ..............................         2,464
       100  U.S.A. Floral Products, Inc.* ......................             1
       900  Valhi, Inc. ........................................        12,267
       600  Valmont Industries, Inc. ...........................        14,700
       200  Watsco, Inc. .......................................         3,140
       100  York International Corporation .....................         3,190
       300  Zebra Technologies Corporation,
              Class A* .........................................        16,293
                                                                  ------------
                                                                     4,430,633
                                                                  ------------

            Railroad & Shipping - 0.5%
       400  Alexander & Baldwin, Inc. ..........................         9,156
     2,900  Burlington Northern Santa Fe
              Corporation ......................................        83,404
     1,800  CSX Corporation ....................................        62,694
       400  Florida East Coast
              Industries, Inc. .................................         9,680
       300  GATX Corporation ...................................         7,299
       225  Genesee & Wyoming, Inc.,
              Class A* .........................................         5,062
       200  Greenbrier Companies, Inc. .........................         1,230
       100  International Shipholding
              Corporation ......................................           685
       100  Kansas City Southern* ..............................         1,515
     2,900  Norfolk Southern Corporation .......................        60,697
       300  Overseas Shipholding
              Group, Inc. ......................................         5,262
       600  Transport Corporation of
              America, Inc.* ...................................         3,489
     2,000  Union Pacific Corporation ..........................       121,100
       400  Wabtec Corporation .................................         5,156
                                                                  ------------
                                                                       376,429
                                                                  ------------


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Real Property - 0.7%
       100  Alexander's, Inc.* .................................  $      6,550
       100  American Retirement
              Corporation* .....................................           185
       700  Boston Properties, Inc. ............................        26,516
       900  Burnham Pacific Properties, Inc. ...................         1,044
       900  Catellus Development
              Corporation* .....................................        17,730
       100  Center Trust, Inc. .................................           570
       200  Corporate Office Properties Trust ..................         2,820
       976  Duke-Weeks Realty Corporation ......................        25,600
     3,145  Equity Office Properties Trust .....................        87,682
     2,054  Equity Residential
              Properties Trust .................................        57,348
       200  FBR Asset Investment
              Corporation ......................................         6,760
       500  FelCor Lodging Trust, Inc. .........................         7,400
       600  Forest City Enterprises, Inc.,
              Class A ..........................................        20,670
       400  General Growth Properties, Inc. ....................        20,156
       900  HomeStore.com, Inc.* ...............................           522
       400  Hospitality Properties Trust .......................        13,872
       500  JDN Realty Corporation .............................         6,300
       300  Jones Lang LaSalle, Inc.* ..........................         6,321
       400  Kilroy Realty Corporation ..........................         9,716
       500  Mid-Atlantic Realty Trust ..........................         8,125
     1,200  New Plan Excel Realty Trust, Inc. ..................        23,496
       400  Newhall Land & Farming
              Company ..........................................        11,180
     1,359  Plum Creek Timber
              Company, Inc. ....................................        34,981
       400  Post Properties, Inc. ..............................        11,256
       200  Ramco-Gershenson
              Properties Trust .................................         4,068
       600  Rouse Company ......................................        19,410
       400  Saul Centers, Inc. .................................         9,240
       100  Shelbourne Properties I, Inc.* .....................         5,975
     1,400  Simon Property Group, Inc. .........................        49,826
       500  St. Joe Company (The) ..............................        14,450
       300  Trammell Crow Company* .............................         3,000
       200  Trizec Properties, Inc. ............................         2,396



                       See Notes to Financial Statements.
                                       72

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Real Property (continued)
       800  Vornado Realty Trust ...............................  $     33,056
       100  Wellsford Real Properties, Inc.* ...................         1,870
                                                                  ------------
                                                                       550,091
                                                                  ------------

            Retail - 6.7%
       300  1-800-FLOWERS.COM, Inc.* ...........................         2,970
       400  99 Cents Only Stores* ..............................         9,660
     1,000  Abercrombie & Fitch Company,
              Class A* .........................................        22,800
       300  Advance Auto Parts, Inc.* ..........................        15,675
     3,208  Albertson's, Inc. ..................................        82,510
       400  Alloy Online, Inc.* ................................         4,304
     3,000  Amazon.com, Inc.* ..................................        44,820
     1,000  AutoZone, Inc.* ....................................        72,350
     2,300  Bed Bath & Beyond, Inc.* ...........................        73,738
     3,000  Best Buy Company, Inc.* ............................        63,600
       600  Big Lots, Inc.* ....................................        10,110
       700  BJ's Wholesale Club, Inc.* .........................        17,185
       400  Blair Corporation ..................................         8,320
       100  Blue Rhino Corporation* ............................         1,269
       100  Brookstone, Inc.* ..................................         1,105
       500  Burlington Coat Factory
              Warehouse Corporation ............................         9,855
       700  Casey's General Stores, Inc. .......................         8,484
       700  Central Garden & Pet Company* ......................         9,464
       500  Charlotte Russe Holding, Inc.* .....................         6,465
     2,200  Circuit City Stores, Inc. ..........................        30,668
       200  Cole National Corporation* .........................         2,948
       100  Cost-U-Less, Inc.* .................................           115
     3,600  Costco Wholesale Corporation .......................       120,276
     3,100  CVS Corporation ....................................        91,109
       100  dELiA*s Corporation, Class A* ......................           150
       700  Dillard's, Inc., Class A ...........................        17,192
     2,731  Dollar General Corporation .........................        40,910
     1,050  Dollar Tree Stores, Inc.* ..........................        25,840
       700  Dress Barn, Inc.* ..................................         8,575
       400  Enesco Group, Inc. .................................         2,872
       700  eToys, Inc.* .......................................             3
     1,800  Family Dollar Stores, Inc. .........................        51,390
     1,900  Federated Department
              Stores, Inc.* ....................................        68,210


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Retail (continued)
       100  Finlay Enterprises, Inc.* ..........................  $      1,751
       800  Foot Locker, Inc. ..................................         7,600
       200  Footstar, Inc.* ....................................         2,150
     6,850  Gap, Inc. ..........................................        80,350
       400  Gardenburger, Inc.* ................................           172
       300  Genesco, Inc.* .....................................         4,437
       900  Goody's Family Clothing, Inc. ......................         5,130
       400  Great Atlantic & Pacific Tea
              Company, Inc. ....................................         4,204
       500  Guitar Center, Inc.* ...............................         8,430
    18,550  Home Depot, Inc. ...................................       610,852
       500  Insight Enterprises, Inc.* .........................         5,630
     5,200  Kmart Corporation* .................................         3,380
     2,600  Kohl's Corporation* ................................       181,272
     6,200  Kroger Company* ....................................       112,096
     3,815  Limited, Inc. ......................................        58,331
     6,128  Lowe's Companies, Inc. .............................       253,577
     2,250  May Department Stores Company ......................        65,993
       486  Men's Wearhouse, Inc.* .............................         9,185
       600  Michaels Stores, Inc.* .............................        27,894
       300  Neiman Marcus Group, Inc.,
              Class A ..........................................         8,760
     1,100  Nordstrom, Inc. ....................................        21,263
     2,600  Office Depot, Inc.* ................................        33,592
     1,100  OfficeMax, Inc.* ...................................         4,675
       200  Payless ShoeSource, Inc.* ..........................        10,580
       200  PC Connection, Inc.* ...............................         1,190
     2,767  Penney (J.C.) Company, Inc. ........................        48,035
       300  Pep Boys-Manny, Moe & Jack .........................         4,260
     1,000  PETsMART, Inc.* ....................................        16,710
       300  PriceSmart, Inc.* ..................................         7,740
     1,700  RadioShack Corporation .............................        37,043
     1,300  Rite Aid Corporation ...............................         2,730
       700  Ross Stores, Inc. ..................................        25,277
     3,800  Safeway, Inc.* .....................................        98,116
     1,000  Saks, Inc.* ........................................        10,620
       400  School Specialty, Inc.* ............................         9,436
     2,500  Sears, Roebuck & Company ...........................       113,775
       300  Sharper Image Corporation* .........................         5,406
       200  Shoe Carnival, Inc.* ...............................         3,800
       300  Shop At Home, Inc.* ................................           636


                       See Notes to Financial Statements.
                                       73

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Retail (continued)
       300  Stamps.com, Inc.* ..................................  $      1,320
     4,200  Staples, Inc.* .....................................        58,380
       700  Systemax, Inc.* ....................................         1,456
       500  Talbots, Inc. ......................................        15,585
     7,100  Target Corporation .................................       242,820
     1,500  Tiffany & Company ..................................        37,200
     4,300  TJX Companies, Inc. ................................        85,054
     1,600  Toys "R" Us, Inc.* .................................        21,328
       400  UniFirst Corporation ...............................         9,292
       100  Urban Outfitters, Inc.* ............................         2,589
       700  Value America, Inc.* ...............................             2
    34,600  Wal-Mart Stores, Inc. ..............................     1,850,408
     8,000  Walgreen Company ...................................       278,000
       300  Weis Markets, Inc. .................................        10,464
       400  West Marine, Inc.* .................................         5,020
       225  Wet Seal, Inc., Class A* ...........................         2,489
       350  Whitehall Jewellers, Inc.* .........................         4,099
       400  Whole Foods Market, Inc. ...........................        17,864
     1,000  Williams-Sonoma, Inc.* .............................        23,000
     1,000  Winn-Dixie Stores, Inc. ............................        16,150
       300  Yankee Candle
              Company, Inc.* ...................................         5,766
       300  Zale Corporation* ..................................         9,105
       100  Zany Brainy, Inc.* .................................             1
                                                                  ------------
                                                                     5,528,412
                                                                  ------------

            Steel - 0.1%
     1,700  AK Steel Holding Corporation* ......................        15,470
       950  Allegheny Technologies, Inc. .......................         8,255
       200  Ampco-Pittsburgh Corporation .......................         2,200
       400  Carpenter Technology
              Corporation ......................................         8,336
       200  Gibraltar Steel Corporation* .......................         4,000
       600  Intermet Corporation ...............................         5,754
       100  Northwest Pipe Company* ............................         1,730
       600  Nucor Corporation ..................................        30,024
       500  Oregon Steel Mills, Inc. ...........................         3,500
       500  Ryerson Tull, Inc. .................................         3,700
       200  Steel Dynamics, Inc.* ..............................         2,418
       900  United States Steel
              Corporation ......................................        12,357


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Steel (continued)
        67  WHX Corporation* ...................................  $        147
       200  Worthington Industries, Inc. .......................         3,550
                                                                  ------------
                                                                       101,441
                                                                  ------------

            Telecommunications - 3.3%
       200  ADTRAN, Inc.* ......................................         3,478
       300  AirGate PCS, Inc.* .................................           363
       700  Alamosa Holdings, Inc.* ............................           329
       800  Allegence Telcom, Inc.* ............................           600
     2,301  ALLTEL Corporation .................................        96,780
       400  Applied Innovation, Inc.* ..........................         1,104
    33,432  AT&T Corporation ...................................       408,539
    25,697  AT&T Wireless Services, Inc.* ......................       126,943
     2,890  Avaya, Inc.* .......................................         6,069
    14,500  BellSouth Corporation ..............................       338,140
     2,139  Broadwing, Inc.* ...................................         6,888
       900  Centennial Cellular Corporation,
              Class A* .........................................         2,250
     1,000  CenturyTel, Inc. ...................................        27,050
       450  Choice One
              Communications, Inc.* ............................           225
     2,000  Citizens Communications
              Company ..........................................        14,640
       300  Covad Communications
              Group, Inc.* .....................................           324
     1,900  Crown Castle International
              Corporation* .....................................         4,370
       139  D & E Communications, Inc. .........................         1,592
       200  Davel Communications, Inc.* ........................             6
     1,100  Dobson Communications
              Corporation, Class A* ............................           385
     2,800  Exodus Communications, Inc.*+ ......................            25
     1,100  Global TeleSystems Group, Inc.*+ ...................             1
       500  ICG Communications, Inc.* ..........................             6
       400  Inet Technologies, Inc.* ...........................         2,000
       200  InterDigital Communications
              Corporation* .....................................         1,784
       400  ITXC Corporation* ..................................         1,484
       200  Leap Wireless International, Inc.* .................            78
     3,300  Level 3 Communications, Inc.* ......................        17,094
       400  Lexent, Inc.* ......................................           636


                       See Notes to Financial Statements.
                                       74

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Telecommunications (continued)
    21,600  Liberty Media Corporation,
              Class A* .........................................  $    180,576
       700  NEON Communications, Inc.* .........................            17
       200  Net2Phone, Inc.* ...................................           662
       400  Network Plus Corporation* ..........................             1
     1,000  Next Level
              Communications, Inc.* ............................           950
     1,200  Nextel Partners, Inc., Class A* ....................         6,552
     2,981  NTL, Inc.* .........................................            54
       300  NWH, Inc.* .........................................         3,759
       700  Pacific Gateway
            Exchange, Inc.* ....................................             2
    15,070  Qwest Communications
              International, Inc.* .............................        48,978
     1,100  RCN Corporation* ...................................           913
     1,500  Rhythms NetConnections, Inc.* ......................             1
    25,991  SBC Communications, Inc. ...........................       643,017
       800  Spectrasite Holdings, Inc.* ........................           168
     6,700  Sprint Corporation .................................        77,720
    10,200  Sprint Corporation
              (PCS Group)* .....................................        40,392
     1,953  Stratos Lightwave, Inc.* ...........................         1,387
       500  Sunrise Telecom, Inc.* .............................           810
       400  Telephone & Data Systems, Inc. .....................        23,900
       600  Ulticom, Inc.* .....................................         3,588
       600  United States Cellular
              Corporation* .....................................        18,870
       400  Vari-L Company, Inc.* ..............................           264
    21,106  Verizon Communications .............................       654,286
     5,171  Williams Communications
              Group, Inc.* .....................................            72
       600  WinStar Communications, Inc.* ......................             2
       900  World Access, Inc.* ................................             2
     1,018  WorldCom, Inc.-MCI Group ...........................           221
                                                                  ------------
                                                                     2,770,347
                                                                  ------------

            Tires & Rubber - 0.2%
       200  American Biltrite, Inc. ............................         2,690
       300  Bandag, Inc. .......................................        10,488
       300  Carlisle Companies, Inc. ...........................        13,440
       100  Cooper Tire & Rubber Company .......................         2,088


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Tires & Rubber (continued)
     1,359  Danaher Corporation ................................  $     81,744
     1,300  Goodyear Tire & Rubber
              Company ..........................................        17,576
       300  SRI/Surgical Express, Inc.* ........................         3,000
                                                                  ------------
                                                                       131,026
                                                                  ------------

            Tobacco - 1.1%
    16,900  Philip Morris Companies, Inc. ......................       845,000
       632  R.J. Reynolds Tobacco
              Holdings, Inc. ...................................        37,187
       400  Schweitzer-Mauduit
              International, Inc. ..............................         9,820
       200  Universal Corporation ..............................         7,670
     1,200  UST, Inc. ..........................................        41,652
       415  Vector Group Ltd. ..................................         5,806
                                                                  ------------
                                                                       947,135
                                                                  ------------

            Travel & Recreation - 0.7%
       100  Ameristar Casinos, Inc.* ...........................         1,688
       400  Argosy Gaming Company* .............................        11,200
       200  Aztar Corporation* .................................         2,860
       200  Bally Total Fitness Holding
              Corporation* .....................................         2,346
       600  Boyd Gaming Corporation* ...........................         9,780
     1,000  Brunswick Corporation ..............................        24,450
       700  Callaway Golf Company ..............................        10,381
     4,400  Carnival Corporation ...............................       107,668
       200  Central Parking Corporation ........................         3,954
       900  Choice Hotels International, Inc.* .................        20,871
       300  Coastcast Corporation ..............................           660
       300  Dollar Thrifty Automotive
              Group, Inc.* .....................................         5,265
       560  Dover Downs Gaming &
              Entertainment, Inc. ..............................         5,040
       800  Dover Motorsports, Inc. ............................         3,680
       200  Expedia, Inc., Class A* ............................        10,088
       600  Extended Stay America, Inc.* .......................         8,550
       100  Gaylord Entertainment Company* .....................         2,245
       800  Harrah's Entertainment, Inc.* ......................        38,032
     2,665  Hilton Hotels Corporation ..........................        30,674
     1,800  Host Marriott Corporation ..........................        18,252


                       See Notes to Financial Statements.
                                       75

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Travel & Recreation (continued)
       100  Hotels.com, Class A* ...............................  $      4,164
       300  Lodgian, Inc. ......................................            17
       500  Mandalay Resort Group* .............................        15,050
     1,800  Marriott International, Inc., Class A ..............        58,914
       800  MeriStar Hospitality Corporation ...................         9,000
     1,200  MGM Mirage, Inc. ...................................        42,588
       600  Multimedia Games, Inc.* ............................        12,750
     2,400  Park Place Entertainment
              Corporation* .....................................        22,440
       600  Pinnacle Entertainment, Inc.* ......................         5,100
       700  Prime Hospitality Corporation* .....................         6,342
       201  Rawlings Sporting Goods
              Company, Inc.* ...................................         1,079
       300  Regal Entertainment Group,
              Class A* .........................................         5,265
       200  ResourtQuest International, Inc.* ..................           820
     1,600  Royal Caribbean Cruises, Ltd. ......................        28,320
       450  Shuffle Master, Inc.* ..............................         8,046
       700  Six Flags, Inc.* ...................................         3,549
       600  Speedway Motorsports, Inc.* ........................        14,310
     1,473  Starwood Hotels & Resorts
              Worldwide, Inc. ..................................        37,974
       700  Station Casinos, Inc.* .............................         8,645
       400  Stellent, Inc.* ....................................         2,008
       100  Vail Resorts, Inc.* ................................         1,530
                                                                  ------------
                                                                       605,595
                                                                  ------------

            Trucking & Freight - 0.8%
       400  Boyd Bros. Transportation, Inc.* ...................         1,340
       600  C.H. Robinson Worldwide, Inc. ......................        16,554
       400  CNF Transportation, Inc. ...........................        12,280
       400  Consolidated Freightways
              Corporation* .....................................           284
       500  Covenant Transport, Inc.,
              Class A* .........................................         9,015
       800  Expeditors International of
              Washington, Inc. .................................        21,080
       150  Forward Air Corporation* ...........................         3,286
       900  Heartland Express, Inc.* ...........................        16,560
       450  Knight Transportation, Inc.* .......................         7,866


                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
            Trucking & Freight (continued)
       200  Marten Transport, Ltd.* ............................  $      3,760
       100  Old Dominion Freight Line, Inc.* ...................         1,530
     1,050  PACCAR, Inc. .......................................        37,076
       400  Roadway Express, Inc. ..............................         9,440
       500  Ryder System, Inc. .................................        13,070
       400  Shurgard Storage Centers Inc.,
              Class A ..........................................        13,040
       320  Swift Transportation
              Company, Inc.* ...................................         5,629
       100  U.S. Xpress Enterprises, Inc.,
              Class A* .........................................         1,046
     7,100  United Parcel Service, Inc., Class B ...............       453,761
       300  USFreightways Corporation ..........................         8,100
       200  Wabash National Corporation ........................         1,052
       600  Werner Enterprises, Inc. ...........................        10,732
                                                                  ------------
                                                                       646,501
                                                                  ------------
            TOTAL COMMON STOCKS
              (Cost $105,327,337) ..............................    82,490,814
                                                                  ------------
PREFERRED STOCK - 0.0%***
            Real Estate - 0.0%
        21  Commercial Net Lease Realty
              9.000% Series A ..................................           534
                                                                  ------------
            TOTAL PREFERRED STOCK
              (Cost $460) ......................................           534
                                                                  ------------
CONVERTIBLE PREFERRED STOCK - 0.0%***
       190  USA Networks, Inc.,
              1.990%, 2/04/22, Series A ........................         8,027
                                                                  ------------
            TOTAL CONVERTIBLE PREFERRED STOCK
              (Cost $4,903) ....................................         8,027
                                                                  ------------
RIGHTS - 0.0%***
       200  Bank United Corporation,
              Contingent Payment Rights* .......................            12
       300  Elan Corporation plc,
              Contingent Value Rights
              Expire 03/31/03* .................................             5
     1,800  Seagate Tax Refund Rights*+ ........................           216
                                                                  ------------
            TOTAL RIGHTS
              (Cost $68) .......................................           233
                                                                  ------------


                       See Notes to Financial Statements.
                                       76

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.
     WILSHIRE 5000 INDEX PORTFOLIO                              AUGUST 31, 2002
     STATEMENT OF INVESTMENTS - (CONTINUED)            [LETREES GRAPHIC OMITTED]
--------------------------------------------------------------------------------
                                                                       Value
    Shares                                                            (Note 1)
    ------                                                            -------
WARRANTS - 0.0%***
       211  USA Networks, Inc.,
              Warrants Expire 02/04/09* ........................  $      1,287
                                                                  ------------
            TOTAL WARRANTS
              (Cost $1,076) ....................................         1,287
                                                                  ------------

TOTAL INVESTMENTS
 (Cost $105,333,844**) .................................    99.5%   82,500,895
OTHER ASSETS AND LIABILITIES
 (Net) .................................................     0.5%      436,961
                                                           ------ ------------
NET ASSETS .............................................   100.0%  $82,937,856
                                                           ====== ============

-------------------------
+ Fair-valued Securities determined in good faith by management under direction of the Board of Directors.
*   Non-income producing security.
**  Aggregate cost for Federal tax purposes is $110,719,071.
*** Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 2002
--------------------------------------------------------------------------------

                                          LARGE          LARGE          SMALL          SMALL         WILSHIRE
                                         COMPANY        COMPANY        COMPANY        COMPANY         5000
                                          GROWTH         VALUE          GROWTH         VALUE          INDEX
                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       ------------   ------------   ------------   ------------   ------------
ASSETS:
Investments, at value (Note 1),
   See accompanying schedules........  $332,891,212   $ 66,742,133   $ 10,645,971   $ 30,106,728   $ 82,500,895
Cash.................................     1,200,638        357,484         37,917         66,429        331,996
Receivable for investment
   securities sold...................    29,996,775             --             --             --             --
Receivable for Portfolio
   shares sold.......................       625,891        159,631            736         46,545        218,619
Dividends receivable.................       308,762        139,888          2,575         43,588        121,707
Prepaid expenses and other assets....        33,486         11,998          7,766         11,751         17,312
                                       ------------   ------------   ------------   ------------   ------------
   Total Assets......................   365,056,764     67,411,134     10,694,965     30,275,041     83,190,529
                                       ------------   ------------   ------------   ------------   ------------
LIABILITIES:
Payable for investment securities
   purchased.........................    11,618,244             --             --          1,993             --
Payable for Portfolio shares redeemed    19,480,880         64,737             --        317,493        109,276
Investment advisory fee payable
   (Note 2)..........................        72,525         14,863          2,297          6,825          7,311
Distribution and service fees payable
   (Note 3)..........................        76,521          6,235          1,684          4,617         19,791
Legal and Audit fees payable.........        76,409         14,004          2,767          7,681         18,415
Administration and Accounting fees
   payable (Note 2)..................        42,806         12,016          9,350          7,474         13,600
Printing fees payable................        37,132          8,214          2,652          4,486         31,616
Transfer agent fees payable..........        35,706         14,081          5,050          5,490         10,760
Directors' fees payable (Note 2).....         6,403            641            400            431          1,485
Custodian fees payable (Note 2)......         5,636          7,134          8,118         19,592         22,229
Accrued expenses and other payables..         4,810          4,915          5,062          3,475         18,190
                                       ------------   ------------   ------------   ------------   ------------
   Total Liabilities.................    31,457,072        146,840         37,380        379,557        252,673
                                       ------------   ------------   ------------   ------------   ------------
NET ASSETS...........................  $333,599,692   $ 67,264,294   $ 10,657,585   $ 29,895,484   $ 82,937,856
                                       ============   ============   ============   ============   ============
Investments, at cost (Note 1)........  $329,774,386   $ 62,806,511   $ 10,826,240   $ 28,631,452   $105,333,844
                                       ============   ============   ============   ============   ============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
                                AUGUST 31, 2002
--------------------------------------------------------------------------------

                                          LARGE          LARGE          SMALL          SMALL         WILSHIRE
                                         COMPANY        COMPANY        COMPANY        COMPANY         5000
                                          GROWTH         VALUE          GROWTH         VALUE          INDEX
                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       ------------   ------------   ------------   ------------   ------------
NET ASSETS consist of:
Undistributed net investment income..  $    892,410   $    973,677   $         --   $    456,550   $    632,678
Accumulated net realized loss
   on investments sold...............  (102,624,729)    (4,496,931)      (972,517)    (1,837,089)   (15,573,245)
Net unrealized appreciation/
   (depreciation) of investments.....     3,116,826      3,935,622       (180,269)     1,475,276    (22,832,949)
Par value............................        13,734          3,819            893          2,014         11,216
Paid-in capital......................   432,201,451     66,848,107     11,809,478     29,798,733    120,700,156
                                       ------------   ------------   ------------   ------------   ------------
                                       $333,599,692   $ 67,264,294   $ 10,657,585   $ 29,895,484   $ 82,937,856
                                       ============   ============   ============   ============   ============
NET ASSETS:
Investment Class shares..............  $249,328,333   $ 30,131,405   $  7,253,409   $ 20,325,013   $ 59,465,587
   (50,000,000 shares authorized, per  ============   ============   ============   ============   ============
   class, per Portfolio, par value
   $.001 per share)
Institutional Class shares...........  $ 84,271,359   $ 37,132,889   $  3,404,176   $  9,570,471   $ 19,998,637
   (50,000,000 shares authorized, per  ============   ============   ============   ============   ============
   class, per Portfolio, par value
   $.001 per share)
Qualified Class shares...............           N/A            N/A            N/A            N/A   $  2,072,656
   (10,000,000 shares authorized, per  ============   ============   ============   ============   ============
   class, per Portfolio, par value
   $.001 per share)
Horace Mann Class shares.............           N/A            N/A            N/A            N/A   $  1,400,976
   (10,000,000 shares authorized, per  ============   ============   ============   ============   ============
   class, per Portfolio, par value
   $.001 per share)

SHARES OUTSTANDING:
Investment Class shares..............    10,295,949      1,713,289        610,119      1,370,055      8,045,824
                                       ============   ============   ============   ============   ============
Institutional Class shares...........     3,437,779      2,105,405        282,668        644,038      2,698,795
                                       ============   ============   ============   ============   ============
Qualified Class shares...............           N/A            N/A            N/A            N/A        281,452
                                       ============   ============   ============   ============   ============
Horace Mann Class shares.............           N/A            N/A            N/A            N/A        189,945
                                       ============   ============   ============   ============   ============

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
   price per share...................  $      24.22   $      17.59   $      11.89   $      14.84   $       7.39
                                       ============   ============   ============   ============   ============
INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
   price per share...................  $      24.51   $      17.64   $      12.04   $      14.86   $       7.41
                                       ============   ============   ============   ============   ============
QUALIFIED CLASS SHARES:
Net asset value, offering and redemption
   price per share...................           N/A            N/A            N/A            N/A   $       7.36
                                       ============   ============   ============   ============   ============
HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
   price per share...................           N/A            N/A            N/A            N/A   $       7.38
                                       ============   ============   ============   ============   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     STATEMENTS OF OPERATIONS
                                   FOR THE YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                          LARGE          LARGE          SMALL          SMALL         WILSHIRE
                                         COMPANY        COMPANY        COMPANY        COMPANY         5000
                                          GROWTH         VALUE          GROWTH         VALUE          INDEX
                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
Dividends ...........................  $  4,437,793   $  1,674,774   $     43,261   $    890,227   $  1,520,020
                                       ------------   ------------   ------------   ------------   ------------
   Total Income .....................     4,437,793      1,674,774         43,261        890,227      1,520,020
                                       ------------   ------------   ------------   ------------   ------------

EXPENSES:
Investment advisory fee (Note 2) ....     1,080,004        200,358         32,128        103,069        109,045
Distribution and service fees (Note 3)    1,050,725         86,864         19,874         69,917        251,833
Administration and Accounting fees
   (Note 2) .........................       675,001        147,214         53,713         88,841        194,568
Transfer agent fees .................       240,237        106,275         44,694         57,157        108,036
Printing fees .......................       206,030         40,258          5,915         21,532        105,000
Legal and Audit fees ................       146,563         30,979          4,476         15,812         37,401
Directors' fees and expenses (Note 2)        52,828          8,721          1,476          5,070         13,885
Registration and filing fees ........        37,669         28,745         28,134         27,453         46,555
Custodian fees (Note 2) .............        46,807         48,206         29,168         62,137         98,761
Other ...............................        32,561         13,399          8,752          9,970         69,648
                                       ------------   ------------   ------------   ------------   ------------
   Subtotal .........................     3,568,425        711,019        228,330        460,958      1,034,732
Fees waived by investment adviser
   (Note 2) .........................            --             --         (7,097)       (19,992)       (41,771)
Fees waived by Funds' administrator
   and Transfer Agent (Note 2) ......            --             --             --             --       (105,670)
Custody earnings credits (Note 2) ...       (23,125)        (9,940)        (1,568)        (7,329)        (8,761)
                                       ------------   ------------   ------------   ------------   ------------
   Total net expenses ...............     3,545,300        701,079        219,665        433,637        878,530
                                       ------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME/(LOSS) ........       892,493        973,695       (176,404)       456,590        641,490
                                       ------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS
   (Note 1)
Net realized gain/(loss) on investments
   during the year ..................   (40,993,423)    (3,411,722)       316,882       (220,156)   (11,159,945)
Net change in unrealized appreciation/
   (depreciation) of investments
   during the year ..................   (33,301,481)    (7,041,416)    (1,263,532)    (2,907,692)    (9,615,322)
                                       ------------   ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS ..............   (74,294,904)   (10,453,138)      (946,650)    (3,127,848)   (20,775,267)
                                       ------------   ------------   ------------   ------------   ------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ........  $(73,402,411)  $ (9,479,443)  $ (1,123,054)  $ (2,671,258)  $(20,133,777)
                                       ============   ============   ============   ============   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     STATEMENTS OF CHANGES IN NET ASSETS
                                           YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                          LARGE          LARGE          SMALL          SMALL         WILSHIRE
                                         COMPANY        COMPANY        COMPANY        COMPANY         5000
                                          GROWTH         VALUE          GROWTH         VALUE          INDEX
                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       ------------   ------------   ------------   ------------   ------------
Operations:
Net investment income/(loss) ........  $    892,493   $    973,695   $   (176,404)  $    456,590   $    641,490
Net realized gain/(loss) on
   investments sold during the year     (40,993,423)    (3,411,722)       316,882       (220,156)   (11,159,945)
Net change in unrealized appreciation/
   (depreciation) of investments
   during the year ..................   (33,301,481)    (7,041,416)    (1,263,532)    (2,907,692)    (9,615,322)
                                       ------------   ------------   ------------   ------------   ------------
Net decrease in net assets
   resulting from operations ........   (73,402,411)    (9,479,443)    (1,123,054)    (2,671,258)   (20,133,777)
Distributions to shareholders from:
Net investment income:
   Investment Class shares ..........            --       (463,612)            --       (207,542)      (452,745)
   Institutional Class shares .......            --       (849,309)            --       (159,160)      (184,456)
   Qualified Class shares ...........            --             --             --             --         (9,031)
   Horace Mann Class shares .........            --             --             --             --         (6,270)
Net realized gain on investments:

   Investment Class shares ..........      (925,155)    (1,475,713)            --             --             --
   Institutional Class shares .......      (279,854)    (2,627,952)            --             --             --
   Qualified Class shares ...........            --             --             --             --             --
   Horace Mann Class shares .........            --             --             --             --             --
                                       ------------   ------------   ------------   ------------   ------------
Total distributions to shareholders      (1,205,009)    (5,416,586)            --       (366,702)      (652,502)

Capital Stock Transactions: (Dollars)
Investment Class shares:
   Shares sold ......................   108,170,587     29,141,965      4,263,256     31,404,254     37,546,513
   Shares issued as reinvestment
   of dividends .....................       899,128      1,872,453             --        192,941        446,526
   Shares redeemed ..................  (157,973,309)   (26,575,825)    (3,331,892)   (33,401,504)   (46,257,811)
                                       ------------   ------------   ------------   ------------   ------------
Total Investment Class shares .......   (48,903,594)     4,438,593        931,364     (1,804,309)    (8,264,772)
                                       ------------   ------------   ------------   ------------   ------------
Institutional Class shares:
   Shares sold ......................    47,063,680     10,677,618        217,069      1,746,862      3,128,690
   Shares issued as reinvestment
   of dividends .....................       270,266      3,292,583             --        158,485        181,115
   Shares redeemed ..................   (53,649,818)   (22,228,682)    (2,079,074)    (6,300,475)    (1,833,415)
                                       ------------   ------------   ------------   ------------   ------------
Total Institutional Class shares ....    (6,315,872)    (8,258,481)    (1,862,005)    (4,395,128)     1,476,390
                                       ------------   ------------   ------------   ------------   ------------
Qualified Class shares:
   Shares sold ......................           N/A            N/A            N/A            N/A      1,479,493
   Shares issued as reinvestment
   of dividends .....................           N/A            N/A            N/A            N/A          9,031
   Shares redeemed ..................           N/A            N/A            N/A            N/A       (674,584)
                                       ------------   ------------   ------------   ------------   ------------
Total Qualified Class shares ........           N/A            N/A            N/A            N/A        813,940
                                       ------------   ------------   ------------   ------------   ------------
Horace Mann Class shares:
   Shares sold ......................           N/A            N/A            N/A            N/A        435,880
   Shares issued as reinvestment
   of dividends .....................           N/A            N/A            N/A            N/A          6,219
   Shares redeemed ..................           N/A            N/A            N/A            N/A       (356,544)
                                       ------------   ------------   ------------   ------------   ------------
Total Horace Mann Class shares ......           N/A            N/A            N/A            N/A         85,555
                                       ------------   ------------   ------------   ------------   ------------
Net decrease in net assets from
   Capital Stock transactions .......   (55,219,466)    (3,819,888)      (930,641)    (6,199,437)    (5,888,887)
                                       ------------   ------------   ------------   ------------   ------------
Net decrease in net assets ..........  (129,826,886)   (18,715,917)    (2,053,695)    (9,237,397)   (26,675,166)
                                       ------------   ------------   ------------   ------------   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
                                           YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

                                          LARGE          LARGE          SMALL          SMALL         WILSHIRE
                                         COMPANY        COMPANY        COMPANY        COMPANY         5000
                                          GROWTH         VALUE          GROWTH         VALUE          INDEX
                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       ------------   ------------   ------------   ------------   ------------
NET ASSETS:
   Beginning of year ................  $463,426,578   $ 85,980,211   $ 12,711,280   $ 39,132,881   $109,613,022
                                       ------------   ------------   ------------   ------------   ------------
   End of year ......................  $333,599,692   $ 67,264,294   $ 10,657,585   $ 29,895,484   $ 82,937,856
                                       ============   ============   ============   ============   ============
Undistributed net investment income    $    892,410   $    973,677   $         --   $    456,550   $    632,678
                                       ============   ============   ============   ============   ============
Capital Share Transactions:
Investment Class shares:
   Shares sold ......................     3,925,940      1,506,994        348,349      1,945,060      4,315,419
   Shares issued as reinvestment
     of dividends ...................        30,417         96,265             --         12,051         48,641
   Shares redeemed ..................    (5,838,291)    (1,381,326)      (272,275)    (2,154,797)    (5,658,911)
                                       ------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in Investment
   Class shares outstanding .........    (1,881,934)       221,933         76,074       (197,686)    (1,294,851)
                                       ============   ============   ============   ============   ============
Institutional Class shares:
Shares sold .........................     1,653,980        538,611         16,857        100,885        359,490
Shares issued as reinvestment
  of dividends ......................         9,054        168,820             --          9,899         19,708
Shares redeemed .....................    (1,927,230)    (1,181,016)      (180,469)      (418,884)      (227,980)
                                       ------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in Institutional
Class shares outstanding ............      (264,196)      (473,585)      (163,612)      (308,100)       151,218
                                       ============   ============   ============   ============   ============
Qualified Class shares:
   Shares sold ......................           N/A            N/A            N/A            N/A        169,047
   Share issued as reinvestment
     of dividends ...................           N/A            N/A            N/A            N/A            987
   Shares redeemed ..................           N/A            N/A            N/A            N/A        (87,410)
                                       ------------   ------------   ------------   ------------   ------------
Net increase in Qualified Class
   shares outstanding ...............           N/A            N/A            N/A            N/A         82,624
                                       ============   ============   ============   ============   ============
Horace Mann Class shares:
   Shares sold ......................           N/A            N/A            N/A            N/A         50,992
   Shares issued as reinvestment
     of dividends ...................           N/A            N/A            N/A            N/A            679
   Shares redeemed ..................           N/A            N/A            N/A            N/A        (43,949)
                                       ------------   ------------   ------------   ------------   ------------
Net increase in Horace Mann Class
shares outstanding ..................           N/A            N/A            N/A            N/A          7,722
                                       ============   ============   ============   ============   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     STATEMENTS OF CHANGES IN NET ASSETS
                                           YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------

                                          LARGE          LARGE          SMALL          SMALL         WILSHIRE
                                         COMPANY        COMPANY        COMPANY        COMPANY         5000
                                          GROWTH         VALUE          GROWTH         VALUE          INDEX
                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       ------------   ------------   ------------   ------------   ------------
Operations:
Net investment income/(loss) ........  $   (971,489)  $  1,312,933   $   (190,426)  $    368,769   $    659,719
Net realized gain/(loss) on investments
   sold during the year .............   (48,610,438)     9,494,491       (905,549)     2,389,198       (559,524)
Net change in unrealized appreciation/
   (depreciation) of investments
   during the year ..................  (235,245,523)    (4,545,140)    (1,413,922)     3,546,347    (32,444,640)
                                       ------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in net assets
  resulting from operations .........  (284,827,450)     6,262,284     (2,509,897)     6,304,314    (32,344,445)
Distributions to shareholders from:
Net investment income:
   Investment Class shares ..........            --       (238,470)            --        (90,301)      (206,288)
   Institutional Class shares .......            --       (579,823)            --       (143,606)      (133,266)
   Qualified Class shares ...........            --             --             --             --         (6,003)
   Horace Mann Class shares .........            --             --             --             --         (8,050)
Net realized gain on investments:

   Investment Class shares ..........    (7,080,000)            --     (1,248,271)            --     (1,012,298)
   Institutional Class shares .......    (1,717,897)            --       (922,980)            --       (309,356)
   Qualified Class shares ...........            --             --             --             --        (14,617)
   Horace Mann Class shares .........            --             --             --             --        (21,065)
                                       ------------   ------------   ------------   ------------   ------------
Total distributions to shareholders      (8,797,897)      (818,293)    (2,171,251)      (233,907)    (1,710,943)

Capital Stock Transactions: (Dollars)
Investment Class shares:
   Shares sold ......................   111,145,401     36,056,300      6,703,245     31,433,090     48,649,780
   Shares issued as reinvestment
     of dividends ...................     6,658,794        231,400      1,128,408         79,794      1,133,223
   Shares redeemed ..................  (184,991,485)   (28,083,947)    (7,024,380)   (17,485,226)   (25,830,108)
                                       ------------   ------------   ------------   ------------   ------------
Total Investment Class shares .......   (67,187,290)     8,203,753        807,273     14,027,658     23,952,895
                                       ------------   ------------   ------------   ------------   ------------
Institutional Class shares:
   Shares sold ......................    50,216,896      8,843,384        405,089      1,853,013     14,638,161
   Shares issued as reinvestment
   of dividends .....................     1,615,469        551,825        920,032        141,175        437,330
   Shares redeemed ..................   (33,347,139)   (17,118,365)      (412,669)    (2,030,375)    (3,091,471)
                                       ------------   ------------   ------------   ------------   ------------
Total Institutional Class shares ....    18,485,226     (7,723,156)       912,452        (36,187)    11,984,020
                                       ------------   ------------   ------------   ------------   ------------
Qualified Class shares:
   Shares sold ......................           N/A            N/A            N/A            N/A      2,189,373
   Shares issued as reinvestment
     of dividends ...................           N/A            N/A            N/A            N/A         20,628
   Shares redeemed ..................           N/A            N/A            N/A            N/A     (1,137,010)
                                       ------------   ------------   ------------   ------------   ------------
Total Qualified Class shares ........           N/A            N/A            N/A            N/A      1,072,991
                                       ------------   ------------   ------------   ------------   ------------
Horace Mann Class shares:
   Shares sold ......................           N/A            N/A            N/A            N/A      1,017,536
   Shares issued as reinvestment
     of dividends  N/A ..............           N/A            N/A            N/A                        28,976
   Shares redeemed ..................           N/A            N/A            N/A            N/A       (333,007)
                                       ------------   ------------   ------------   ------------   ------------
Total Horace Mann Class shares ......           N/A            N/A            N/A            N/A        713,505
                                       ------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in net assets from
   Capital Stock transactions .......   (48,702,064)       480,597      1,719,725     13,991,471     37,723,411
                                       ------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in net assets  (342,327,411)     5,924,588     (2,961,423)    20,061,878      3,668,023
                                       ------------   ------------   ------------   ------------   ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
                                           YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------

                                          LARGE          LARGE          SMALL          SMALL         WILSHIRE
                                         COMPANY        COMPANY        COMPANY        COMPANY         5000
                                          GROWTH         VALUE          GROWTH         VALUE          INDEX
                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       ------------   ------------   ------------   ------------   ------------
NET ASSETS:
   Beginning of year ................  $805,753,989   $ 80,055,623   $ 15,672,703   $ 19,071,003   $105,944,999
                                       ------------   ------------   ------------   ------------   ------------
   End of year ......................  $463,426,578   $ 85,980,211   $ 12,711,280   $ 39,132,881   $109,613,022
                                       ============   ============   ============   ============   ============
   Undistributed net investment
     income/(loss)...................  $         --   $  1,312,933   $         --   $    366,662   $    653,330
                                       ============   ============   ============   ============   ============

Capital Share Transactions:
Investment Class shares:
   Shares sold ......................     3,133,078      1,711,445        451,252      2,178,753      4,794,948
   Shares issued as reinvestment
     of dividends ...................       176,720         10,808         86,468          5,769        109,313
   Shares redeemed ..................    (5,297,382)    (1,310,235)      (501,969)    (1,212,380)    (2,571,340)
                                       ------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in Investment
   Class shares outstanding .........    (1,987,584)       412,018         35,751        972,142      2,332,921
                                       ============   ============   ============   ============   ============
Institutional Class shares:
   Shares sold ......................     1,419,815        416,505         28,980        137,417      1,377,961
   Shares issued as reinvestment
     of dividends ...................        42,579         25,762         69,911         10,215         42,075
   Shares redeemed ..................      (956,493)      (802,600)       (32,453)      (149,114)      (313,385)
                                       ------------   ------------   ------------   ------------   ------------
Net increase/(decrease) in Institutional
   Class shares outstanding .........       505,901       (360,333)        66,438         (1,482)     1,106,651
                                       ============   ============   ============   ============   ============
Qualified Class shares:
   Shares sold ......................           N/A            N/A            N/A            N/A        216,418
   Shares issued as reinvestment
     of dividends ...................           N/A            N/A            N/A            N/A          1,991
   Shares redeemed ..................           N/A            N/A            N/A            N/A       (114,275)
                                       ------------   ------------   ------------   ------------   ------------
Net increase in Qualified
   Class shares outstanding .........           N/A            N/A            N/A            N/A        104,134
                                       ============   ============   ============   ============   ============
Horace Mann Class shares:
   Shares sold ......................           N/A            N/A            N/A            N/A         96,165
   Shares issued as reinvestment
     of dividends ...................           N/A            N/A            N/A            N/A          2,796
   Shares redeemed ..................           N/A            N/A            N/A            N/A        (33,896)
                                       ------------   ------------   ------------   ------------   ------------
Net increase in Horace Mann Class
   shares outstanding ...............           N/A            N/A            N/A            N/A         65,065
                                       ============   ============   ============   ============   ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                         INVESTMENT CLASS SHARES
                                                          --------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                          --------------------------------------------------------
                                                            2002        2001        2000        1999        1998
                                                          --------    --------    --------    --------    --------
Net asset value, beginning of year......................  $  29.12    $  46.36    $  36.37    $  26.09    $  23.92
                                                          --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)............................      0.04***    (0.08)***   (0.12)***   (0.05)       0.04
Net realized and unrealized gain/(loss) on investments..     (4.86)     (16.65)      10.55       12.30        2.71
                                                          --------    --------    --------    --------    --------
Total from investment operations........................     (4.82)     (16.73)      10.43       12.25        2.75
                                                          --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................        --          --          --       (0.02)      (0.06)
Distributions from capital gains........................     (0.08)      (0.51)      (0.44)      (1.95)      (0.52)
                                                          --------    --------    --------    --------    --------
Total distributions.....................................     (0.08)      (0.51)      (0.44)      (1.97)      (0.58)
                                                          --------    --------    --------    --------    --------
Net asset value, end of year............................  $  24.22    $  29.12    $  46.36    $  36.37    $  26.09
                                                          ========    ========    ========    ========    ========
Total return (a)........................................    (16.61)%    (36.33)%     28.84%      48.46%      11.61%
                                                          ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000's)......................  $249,328    $354,633    $656,711    $454,853    $ 81,569
Operating expenses excluding custody earnings credit....      0.90%       0.84%       0.84%       0.95%       0.73%
Operating expenses including reimbursement/
  waiver/custody earnings credit........................      0.89%       0.83%       0.83%       0.90%       0.71%
Operating expenses excluding reimbursement/waiver
  custody earnings credit...............................      0.90%       0.84%       0.84%       0.95%       0.77%
Net investment income/(loss) including reimbursement/
  waiver/custody earnings credit........................      0.14%      (0.23)%     (0.28)%     (0.11)%      0.16%
Portfolio turnover rate.................................        47%         43%         50%         35%         57%

-----------------------------

*** The selected per share data was calculated using the average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     LARGE COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS - (Continued)
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                      INSTITUTIONAL CLASS SHARES
                                                          --------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                          --------------------------------------------------------
                                                            2002        2001        2000        1999        1998
                                                          --------    --------    --------    --------    --------
Net asset value, beginning of year......................  $  29.39    $  46.63    $  36.47    $  26.12    $  23.91
                                                          --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................      0.12***     0.03***     0.01***     0.03        0.08
Net realized and unrealized gain/(loss) on investments..     (4.92)     (16.76)      10.59       12.31        2.72
                                                          --------    --------    --------    --------    --------
Total from investment operations........................     (4.80)     (16.73)      10.60       12.34        2.80
                                                          --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................        --          --          --       (0.04)      (0.07)
Distributions from capital gains........................     (0.08)      (0.51)      (0.44)      (1.95)      (0.52)
                                                          --------    --------    --------    --------    --------
Total distributions.....................................     (0.08)      (0.51)      (0.44)      (1.99)      (0.59)
                                                          --------    --------    --------    --------    --------
Net asset value, end of year............................  $  24.51    $  29.39    $  46.63    $  36.47    $  26.12
                                                          ========    ========    ========    ========    ========
Total return (a)........................................    (16.39)%    (36.12)%     29.23%      48.81%      11.78%
                                                          ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................  $ 84,271    $108,794    $149,043    $ 72,773    $ 34,993
Operating expenses excluding custody earnings credit....      0.59%       0.52%       0.53%       0.67%       0.62%
Operating expenses including reimbursement/waiver/
  custody earnings credit...............................      0.58%       0.51%       0.52%       0.62%       0.60%
Operating expenses excluding reimbursement/waiver/
  custody earnings credit...............................      0.59%       0.52%       0.53%       0.67%       0.66%
Net investment income including reimbursement/
  waiver/custody earnings credit........................      0.45%       0.09%       0.03%       0.18%       0.27%
Portfolio turnover rate.................................        47%         43%         50%         35%         57%

-----------------------------

*** The selected per share data was calculated using the average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                        INVESTMENT CLASS SHARES
                                                          --------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                          --------------------------------------------------------
                                                            2002        2001        2000        1999        1998
                                                          --------    --------    --------    --------    --------
Net asset value, beginning of year......................  $  21.09    $  19.91    $  21.02    $  19.29    $  20.49
                                                          --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................      0.21***     0.27***     0.28***     0.28        0.38
Net realized and unrealized gain/(loss) on
  investments...........................................     (2.41)       1.09       (0.02)       3.32        0.01
                                                          --------    --------    --------    --------    --------
Total from investment operations........................     (2.20)       1.36        0.26        3.60        0.39
                                                          --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................     (0.27)      (0.18)      (0.31)      (0.33)      (0.38)
Distributions from capital gains........................     (1.03)         --       (1.06)      (1.54)      (1.21)
                                                          --------    --------    --------    --------    --------
Total distributions.....................................     (1.30)      (0.18)      (1.37)      (1.87)      (1.59)
                                                          --------    --------    --------    --------    --------
Net asset value, end of year............................  $  17.59     $ 21.09    $  19.91    $  21.02   $   19.29
                                                          ========    ========    ========    ========    ========
Total return (a)........................................    (10.94)%      6.81%       1.71%      18.78%       1.34%
                                                          ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................  $ 30,131    $ 31,455    $ 21,490    $ 19,814    $ 13,055
Operating expenses excluding custody earnings credit....      1.04%       0.98%       1.01%       1.06%       0.86%
Operating expenses including reimbursement/waiver/
  custody earnings credit...............................      1.03%       0.95%       0.98%       1.04%       0.83%
Operating expenses excluding reimbursement/waiver/
  custody earnings credit...............................      1.04%       0.98%       1.01%       1.06%       0.91%
Net investment income including reimbursement/
  waiver/custody earnings credit........................      1.06%       1.28%       1.51%       1.58%       1.88%
Portfolio turnover rate.................................        72%         77%        110%         57%         56%

-----------------------------

*** The selected per share data was calculated using the average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     LARGE COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS - (Continued))
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                      INSTITUTIONAL CLASS SHARES
                                                          --------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                          --------------------------------------------------------
                                                            2002        2001        2000        1999        1998
                                                          --------    --------    --------    --------    --------
Net asset value, beginning of year......................  $  21.14    $  19.93    $  21.04    $  19.29    $  20.47
                                                          --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................      0.26***     0.33***     0.33***     0.37        0.41
Net realized and unrealized gain/(loss) on
  investments...........................................     (2.41)       1.08       (0.01)       3.28        0.01
                                                          --------    --------    --------    --------    --------
Total from investment operations........................     (2.15)       1.41        0.32        3.65        0.42
                                                          --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................     (0.32)      (0.20)      (0.37)      (0.36)      (0.39)
Distributions from capital gains........................     (1.03)         --       (1.06)      (1.54)      (1.21)
                                                          --------    --------    --------    --------    --------
Total distributions.....................................     (1.35)      (0.20)      (1.43)      (1.90)      (1.60)
                                                          --------    --------    --------    --------    --------
Net asset value, end of year............................  $  17.64    $  21.14    $  19.93    $  21.04    $  19.29
                                                          ========    ========    ========    ========    ========
Total return (a)........................................    (10.71)%      7.08%       2.06%      19.05%       1.47%
                                                          ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................  $ 37,133    $ 54,525    $ 58,566    $ 56,719    $ 46,017
Operating expenses excluding custody earnings credit....      0.79%       0.71%       0.74%       0.79%       0.76%
Operating expenses including reimbursement/waiver/
  custody earnings credit...............................      0.78%       0.68%       0.71%       0.77%       0.73%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit........................      0.79%       0.71%       0.74%       0.79%       0.81%
Net investment income including reimbursement/
  waiver/custody earnings credit........................      1.31%       1.55%       1.78%       1.86%       1.98%
Portfolio turnover rate.................................        72%         77%        110%         57%         56%

-----------------------------

*** The selected per share data was calculated using the average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                        INVESTMENT CLASS SHARES
                                                          --------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                          --------------------------------------------------------
                                                            2002        2001        2000        1999        1998
                                                          --------    --------    --------    --------    --------
Net asset value, beginning of year......................  $  12.91    $  17.80    $  13.34    $  11.78    $  16.61
                                                          --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss.....................................     (0.19)***   (0.21)***   (0.21)***   (0.57)      (0.18)
Net realized and unrealized gain/(loss) on
  investments...........................................     (0.83)      (2.23)       4.67        3.01       (3.98)
                                                          --------    --------    --------    --------    --------
Total from investment operations........................     (1.02)      (2.44)       4.46        2.44       (4.16)
                                                          --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from capital gains........................        --       (2.45)         --       (0.88)      (0.67)
                                                          --------    --------    --------    --------    --------
Total distributions.....................................        --       (2.45)         --       (0.88)      (0.67)
                                                          --------    --------    --------    --------    --------
Net asset value, end of year............................  $  11.89    $  12.91    $  17.80    $  13.34    $  11.78
                                                          ========    ========    ========    ========    ========
Total return (a)........................................     (7.90)%    (13.87)%     33.43%      20.79%     (26.02)%
                                                          ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................  $  7,253    $  6,894    $  8,871    $  8,907    $  9,659
Operating expenses excluding custody earnings credit....      1.85%       1.75%       1.56%       1.50%       1.28%
Operating expenses including reimbursement/waiver/
  custody earnings credit...............................      1.83%       1.72%       1.52%       1.46%       1.26%
Operating expenses excluding reimbursement/
  waiver/custody earnings credit........................      1.90%       1.90%       1.71%       1.65%       1.43%
Net investment loss including reimbursement/
  waiver/custody earnings credit........................     (1.50)%     (1.50)%     (1.36)%     (1.20)%     (1.05)%
Portfolio turnover rate.................................        84%         91%        127%        153%         74%

--------------------------

*** The selected per share data was calculated using the average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     SMALL COMPANY GROWTH PORTFOLIO
     FINANCIAL HIGHLIGHTS - (Continued)
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                      INSTITUTIONAL CLASS SHARES
                                                          --------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                          --------------------------------------------------------
                                                            2002        2001        2000        1999        1998
                                                          --------    --------    --------    --------    --------
Net asset value, beginning of year......................  $  13.04    $  17.91    $  13.38    $  11.79    $  16.61
                                                          --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss.....................................     (0.16)***   (0.17)***   (0.17)***   (0.54)      (0.17)
Net realized and unrealized gain/(loss) on
   investments..........................................     (0.84)      (2.25)       4.70        3.01       (3.98)
                                                          --------    --------    --------    --------    --------
Total from investment operations........................     (1.00)      (2.42)       4.53        2.47       (4.15)
                                                          --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from capital gains........................        --       (2.45)         --       (0.88)      (0.67)
                                                          --------    --------    --------    --------    --------
Total distributions.....................................        --       (2.45)         --       (0.88)      (0.67)
                                                          --------    --------    --------    --------    --------
Net asset value, end of year............................  $  12.04     $ 13.04    $  17.91    $  13.38    $  11.79
                                                          ========    ========    ========    ========    ========
Total return (a)........................................     (7.67)%    (13.66)%     33.86%      21.04%     (25.95)%
                                                          ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000's)......................  $  3,404    $  5,818    $  6,802    $  5,011    $  4,054
Operating expenses excluding custody earnings credit....      1.57%       1.47%       1.28%       1.31%       1.19%
Operating expenses including reimbursement/waiver/
   custody earnings credit..............................      1.55%       1.44%       1.24%       1.27%       1.17%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit.......................      1.62%       1.62%       1.43%       1.46%       1.34%
Net investment loss including reimbursement/
   waiver/custody earnings credit.......................     (1.22)%     (1.22)%     (1.08)%     (1.01)%     (0.96)%
Portfolio turnover rate.................................        84%         91%        127%        153%         74%

--------------------------

*** The selected per share data was calculated using the average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                        INVESTMENT CLASS SHARES
                                                          --------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                          --------------------------------------------------------
                                                            2002        2001        2000        1999        1998
                                                          --------    --------    --------    --------    --------
Net asset value, beginning of year......................  $  15.53    $  12.31    $  13.60    $  13.77    $  17.25
                                                          --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................      0.16***     0.17***     0.18***     0.09        0.36
Net realized and unrealized gain/(loss) on investments..     (0.71)       3.17       (0.98)       0.79       (1.50)
                                                          --------    --------    --------    --------    --------
Total from investment operations........................     (0.55)       3.34       (0.80)       0.88       (1.14)
                                                          --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................     (0.14)      (0.12)      (0.24)      (0.19)      (0.37)
Distributions from capital gains........................        --          --       (0.25)      (0.86)      (1.97)
                                                          --------    --------    --------    --------    --------
Total distributions.....................................     (0.14)      (0.12)      (0.49)      (1.05)      (2.34)
                                                          --------    --------    --------    --------    --------
Net asset value, end of year............................  $  14.84    $  15.53    $  12.31    $  13.60    $  13.77
                                                          ========    ========    ========    ========    ========
Total return (a)........................................     (3.59)%     27.28%      (5.83)%      6.20%      (8.79)%
                                                          ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)......................  $ 20,325    $ 24,342    $  7,332    $ 26,395    $ 17,602
Operating expenses excluding custody earnings credit....      1.16%       1.24%       1.17%       1.08%       0.85%
Operating expenses including reimbursement/waiver/
   custody earnings credit..............................      1.14%       1.18%       1.15%       1.02%       0.83%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit.......................      1.21%       1.39%       1.32%       1.23%       1.00%
Net investment income including reimbursement/
   waiver/custody earnings credit.......................      1.02%       1.24%       1.51%       1.71%       1.61%
Portfolio turnover rate.................................       117%         95%         94%        113%         74%

--------------------------

*** The selected per share data was calculated using the average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     SMALL COMPANY VALUE PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                      INSTITUTIONAL CLASS SHARES
                                                          --------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                          --------------------------------------------------------
                                                            2002        2001        2000        1999        1998
                                                          --------    --------    --------    --------    --------
Net asset value, beginning of year......................  $  15.53    $  12.31    $  13.61    $  13.76    $  17.23
                                                          --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................................      0.20***     0.21***     0.21***     0.14        0.38
Net realized and unrealized gain/(loss) on investments..     (0.71)       3.16       (0.99)       0.77       (1.50)
                                                          --------    --------    --------    --------    --------
Total from investment operations........................     (0.51)       3.37       (0.78)       0.91       (1.12)
                                                          --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income....................     (0.16)      (0.15)      (0.27)      (0.20)      (0.38)
Distributions from capital gains........................        --          --       (0.25)      (0.86)      (1.97)
                                                          --------    --------    --------    --------    --------
Total distributions.....................................     (0.16)      (0.15)      (0.52)      (1.06)      (2.35)
                                                          --------    --------    --------    --------    --------
Net asset value, end of year............................  $  14.86    $  15.53    $  12.31    $  13.61    $  13.76
                                                          ========    ========    ========    ========    ========
Total return (a)........................................     (3.34)%     27.51%      (5.61)%      6.43%      (8.72)%
                                                          ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of year (in 000's)......................  $  9,570    $ 14,791    $ 11,739    $ 11,627    $ 10,454
Operating expenses excluding custody earnings credit....      0.92%       1.00%       0.95%       0.85%       0.76%
Operating expenses including reimbursement/waiver/
   custody earnings credit..............................      0.90%       0.94%       0.93%       0.79%       0.74%
Operating expenses excluding reimbursement/
   waiver/custody earnings credit.......................      0.97%       1.15%       1.10%       1.00%       0.91%
Net investment income including reimbursement/
   waiver/custody earnings credit.......................      1.26%       1.48%       1.73%       1.94%       1.70%
Portfolio turnover rate.................................       117%         95%         94%        113%         74%

--------------------------

*** The selected per share data was calculated using the average shares outstanding method for the year.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                        INVESTMENT CLASS SHARES
                                                          --------------------------------------------
                                                                YEAR ENDED AUGUST 31,          PERIOD
                                                          --------------------------------     ENDED
                                                            2002        2001        2000        1999 1
                                                          --------    --------    --------    --------
Net asset value, beginning of period...................   $   8.93    $  12.23     $ 10.32    $  10.00
                                                          --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................................       0.05***     0.06***     0.06***     0.02
Net realized and unrealized gain/(loss) on investments       (1.55)      (3.19)       1.91        0.30
                                                          --------    --------    --------    --------
Total from investment operations.......................      (1.50)      (3.13)       1.97        0.32
                                                          --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income...................      (0.04)      (0.03)      (0.04)         --
Distributions from capital gains.......................         --       (0.14)      (0.02)         --
                                                          --------    --------    --------    --------
Total distributions....................................      (0.04)      (0.17)      (0.06)         --
                                                          --------    --------    --------    --------
Net asset value, end of period.........................   $   7.39    $   8.93    $  12.23    $  10.32
                                                          ========    ========    ========    ========
Total return (a).......................................     (16.95)%    (25.82)%     19.14%       3.20%**
                                                          ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)...................   $ 59,466    $ 83,421    $ 85,704    $ 99,986
Operating expenses excluding custody earnings credit...       0.87%       0.67%       0.62%       0.69%*
Operating expenses including reimbursement/waiver/
   custody earnings credit.............................       0.86%       0.64%       0.60%       0.60%*
Operating expenses excluding reimbursement/waiver/
   custody earnings credit.............................       1.01%       0.98%       0.97%       1.33%*
Net investment income including reimbursement/waiver/
   custody earnings credit.............................       0.53%       0.54%       0.54%       0.60%*
Portfolio turnover rate................................         22%          8%         61%          4%**

--------------------------

*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
(1) The Wilshire 5000 Index Portfolio Investment Class Shares commenced operations on February 1, 1999.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      INSTITUTIONAL CLASS SHARES
                                                          --------------------------------------------
                                                                YEAR ENDED AUGUST 31,          PERIOD
                                                          --------------------------------     ENDED
                                                            2002        2001        2000        1999 1
                                                          --------    --------    --------    --------
Net asset value, beginning of period...................   $   8.95    $  12.25    $  10.33    $  10.00
                                                          --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................................       0.07***     0.09***     0.10***     0.03
Net realized and unrealized gain/(loss) on investments       (1.54)      (3.19)       1.91        0.30
                                                          --------    --------    --------    --------
Total from investment operations.......................      (1.47)      (3.10)       2.01        0.33
                                                          --------    --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income...................      (0.07)      (0.06)      (0.07)         --
Dividends from capital gains...........................         --       (0.14)      (0.02)         --
                                                          --------    --------    --------    --------
Total distributions....................................      (0.07)      (0.20)      (0.09)         --
                                                          --------    --------    --------    --------
Net asset value, end of period.........................   $   7.41    $   8.95    $  12.25    $  10.33
                                                          ========    ========    ========    ========
Total return (a).......................................     (16.58)%    (25.56)%     19.45%       3.30%**
                                                          ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................   $ 19,999    $ 22,799    $ 17,651    $    183
Operating expenses excluding custody earnings credit...       0.58%       0.37%       0.37%       0.48%*
Operating expenses including reimbursement/waiver/
   custody earnings credit.............................       0.57%       0.34%       0.35%       0.35%*
Operating expenses excluding reimbursement/waiver/
   custody earnings credit.............................       0.72%       0.68%       0.72%       1.32%*
Net investment income including reimbursement/waiver/
   custody earnings credit.............................       0.82%       0.84%       0.79%       1.20%*
Portfolio turnover rate................................         22%          8%         61%          4%**

---------------------------

*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
(1) The Wilshire 5000 Index Portfolio Institutional Class Shares commenced operations on February 1, 1999.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                QUALIFIED CLASS SHARES
                                                          --------------------------------
                                                          YEAR ENDED AUGUST 31,    PERIOD
                                                          ---------------------    ENDED
                                                            2002        2001       1999 1
                                                          --------    --------    --------
Net asset value, beginning of period................      $   8.90    $  12.23    $  10.94
                                                          --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................          0.04***     0.05***     0.09***
Net realized and unrealized gain/(loss) on investments       (1.54)      (3.19)       1.20
                                                          --------    --------    --------
Total from investment operations....................         (1.50)      (3.14)       1.29
                                                          --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income................         (0.04)      (0.05)         --
Distributions from capital gains....................            --       (0.14)         --
                                                          --------    --------    --------
Total distributions.................................         (0.04)      (0.19)         --
                                                          --------    --------    --------
Net asset value, end of period......................      $   7.36    $   8.90    $  12.23
                                                          --------    --------    --------
Total return (a)....................................        (16.93)%    (25.90)%     11.79%**
                                                          ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)................      $  2,073    $  1,770    $  1,158
Operating expenses excluding custody earnings credit          0.98%       0.77%       0.62%*
Operating expenses including reimbursement/waiver/
  custody earnings credit...........................          0.97%       0.74%       0.60%*
Operating expenses excluding reimbursement/waiver/
  custody earnings credit...........................          1.12%       1.08%       0.97%*
Net investment income including reimbursement/waiver/
  custody earnings credit...........................          0.42%       0.44%       0.54%*
Portfolio turnover rate.............................            22%          8%         61%**

--------------------------

*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
(1) The Wilshire 5000 Index Portfolio Qualified Class Shares commenced operations on May 12, 2000.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     WILSHIRE 5000 INDEX PORTFOLIO
     FINANCIAL HIGHLIGHTS - (CONTINUED)
--------------------------------------------------------------------------------
     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                       HORACE MANN CLASS SHARES
                                                          --------------------------------
                                                          YEAR ENDED AUGUST 31,    PERIOD
                                                          ---------------------    ENDED
                                                            2002        2001       1999 1
                                                          --------    --------    --------
Net asset value, beginning of period................      $   8.91    $  12.22    $  10.00
                                                          --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............................          0.04***     0.05***     0.07***
Net realized and unrealized gain/(loss) on investments       (1.53)      (3.17)       2.21
                                                          --------    --------    --------
Total from investment operations....................         (1.49)      (3.12)       2.28
                                                          --------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income................         (0.04)      (0.05)      (0.06)
Dividends from capital gains........................            --       (0.14)         --
                                                          --------    --------    --------
Total distributions.................................         (0.04)      (0.19)      (0.06)
                                                          --------    --------    --------
Net asset value, end of period......................      $   7.38    $   8.91    $  12.22
                                                          ========    ========    ========
Total return (a)....................................        (16.85)%    (25.79)%     22.87%**
                                                          ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)................      $  1,401    $  1,623    $  1,432
Operating expenses excluding custody earnings credit          0.93%       0.72%       0.72%*
Operating expenses including reimbursement/waiver/custody
  earnings credit ..................................          0.92%       0.69%       0.70%*
Operating expenses excluding reimbursement/waiver/custody
  earnings credit...................................          1.07%       1.03%       1.07%*
Net investment income including reimbursement/waiver/
  custody earnings credit...........................          0.47%       0.49%       0.44%*
Portfolio turnover rate.............................            22%          8%         61%**

--------------------------

*   Annualized.
**  Non-annualized.
*** The selected per share data was calculated using the average shares outstanding method for the period.
(1) The Wilshire 5000 Index Portfolio Horace Mann Class Shares commenced operations on December 10, 1999.
(a) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.       Significant Accounting Policies.

         Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio (collectively the "Portfolios", each a Portfolio of the Fund). The Fund accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares (the "Shares"), each of which has equal rights as to class and voting privileges. The Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments with an original maturity of 60 days or less are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and accretion of premium on investments is recognized on the accrual basis.

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES: The Fund intends to qualify each Portfolio each year as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

2.       Investment Advisory Fee,  Administration Fee and Other Transactions.

         Prior to April 1, 2002, the Fund's Portfolios received investment advisory services from Wilshire Associates Incorporated ("Wilshire") under the terms of an investment advisory agreement dated July 11, 1996 (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Fund agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of the Portfolio's average daily net assets of the Large Company Growth, Large Company Value, Small Company Growth and Small Company Value Portfolios and ..10 of 1% of the value of the average daily net assets of the Wilshire 5000 Index Portfolio.

Prior to January 17, 2002, Wilshire voluntarily waived .15, .15 and .10 of 1% of the average daily net assets otherwise payable under the Advisory Agreement with respect to the Small Company Growth, Small Company Value and Wilshire 5000 Index Portfolios, respectively. Subsequent to January 17, 2002, the Advisor did not waive additional fees.

For the year ended August 31, 2002, Wilshire voluntarily waived fees as follows:

  FUND
 ------
Small Company Growth Portfolio ........................  $ 7,097
Small Company Value Portfolio .........................   19,992
Wilshire 5000 Index Portfolio..........................   41,771

On March 29, 2002, the shareholders of the Fund approved a new advisory agreement, effective April 1, 2002 (the "New Advisory Agreement"), between the Fund and Wilshire which permits the Board of Directors and Wilshire to retain sub-advisers to the Portfolios in certain circumstances without shareholder approval. Under the terms of the New Advisory Agreement, Wilshire may charge annual fees up to 0.75 of 1% of average daily net assets for the Large Company Growth and Value Portfolios, 0.85 of 1% of average daily net assets for the Small Company Growth and

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

Value Portfolios and 0.10 of 1% of average daily net assets of the Wilshire 5000 Index Portfolio. Wilshire has agreed to waive any fee increases until August 31, 2002, and thereafter until both Wilshire and a majority of the independent Directors conclude that any such increase is merited in view of the retention of additional sub-advisers or other future developments.

On March 29, 2002, the shareholders of the Fund approved a new sub-advisory agreement between Wilshire and Los Angeles Capital Management and Equity Research (the "Sub-Adviser"). Under the agreement, which was effective April 1, 2002, the Sub-Adviser manages the Portfolios, subject to the supervision of Wilshire and the Fund's Board of Directors. The Sub-Adviser's fees are paid by Wilshire.

PFPC Inc. ("PFPC") serves as the Fund's administrator and accounting agent pursuant to a services agreement (the "Services Agreement"). Under the terms of the Services Agreement, the Fund has agreed to pay PFPC an administration fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets with an annual minimum fee of $25,000 per Portfolio. In addition, the Fund has agreed to pay PFPC an annual fee of $25,000 per Portfolio and $2,000 for each additional class.

With respect to the Wilshire 5000 Index Portfolio, PFPC has agreed to waive certain administration and accounting asset fees, transfer agent and fund accounting flat fees for a period of three years from inception, which expired January 31, 2002.

For the year ended August 31, 2002, PFPC voluntarily waived fees as follows:

Administration and Accounting..........................  $83,034
Transfer Agency........................................   22,636

The Northern Trust Company serves as the Fund's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations.

No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

3.       Distribution and Service Plan.

         The Directors of the Fund, the Investment Class shareholders of each Portfolio and the Qualified Class shareholders of the Wilshire 5000 Index Portfolio have adopted service and distribution plans (the "Plans") pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 Index Portfolio. Under the Plans, each such Portfolio reimburses PFPC Distributors, Inc. ("the Distributor"), the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares and Qualified Class shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares or Qualified Class shares. Prior to January 2, 2001, Provident Distributors, Inc. served as the distributor of the Fund. For the year ended August 31, 2002, the distribution and service fees expenses incurred for such classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were .25%, .25%, .25%, .25% and .25% of average net assets, respectively.

In addition, Investment Class and Institutional Class shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year .10% of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider. For the year ended August 31, 2002, the shareholder service provider fees incurred for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were
..07%,   .03%,   .03%,  .02%  and  .04%  of  attributable   average  net  assets,
respectively. The Qualified Class Shares of the Wilshire 5000 Index Portfolio has adopted a shareholder services plan which authorizes payments by the Qualified Class shares of up to 0.15% of the average daily net assets attributable to the Portfolio's Qualified Class Shares for certain shareholder services provided by Insurers or other financial intermediaries.

The Directors of the Fund, and the Horace Mann Class shareholders of the Wilshire 5000 Index Portfolio, have adopted a service and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 Index Portfolio. Under such Plan, the Fund pays the Distributor a fee equal to .35 of 1% of the value of the average daily net assets of the Wilshire 5000 Index Portfolio attributable to the Horace Mann Class Shares.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

4.       Securities Transactions.

         For the year ended August 31, 2002 aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

  FUND                                                          PURCHASES         SALES
 ------                                                       ------------     ------------
Large Company Growth Portfolio ......................         $200,980,250     $259,561,232
Large Company Value Portfolio .......................           57,443,042       65,356,796
Small Company Growth Portfolio.......................           10,726,054       11,783,169
Small Company Value Portfolio .......................           47,527,207       52,119,071
Wilshire 5000 Index Portfolio........................           24,144,186       30,457,117

The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at August 31, 2002 for each Portfolio is as follows:

                                                                                                NET UNREALIZED
                                                               UNREALIZED       UNREALIZED       APPRECIATION/
  FUND                                                        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
 ------                                                       ------------    --------------    --------------
Large Company Growth Portfolio ......................          $41,022,334     $(42,848,473)    $  1,826,139
Large Company Value Portfolio .......................            8,410,693       (5,026,849)       3,383,844
Small Company Growth Portfolio......................             1,265,947       (1,687,745)        (421,798)
Small Company Value Portfolio .......................            2,978,669       (2,453,965)         524,704
Wilshire 5000 Index Portfolio........................            7,187,835      (35,406,011)     (28,218,176)

5.       Significant Shareholder Activity.

         On August 31, 2002, the number of shareholders which held 10% or more of the outstanding shares of the Portfolios were as follows:

  FUND
  ------
Large Company Growth Portfolio ........................       61%
Large Company Value Portfolio .........................       41%
Small Company Growth Portfolio ........................       56%
Small Company Value Portfolio .........................       62%
Wilshire 5000 Index Portfolio .........................       59%

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

6.       Post October Loss.

         Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended August 31, 2002, the following Funds elected to defer capital losses occurring between November 1, 2001 and August 31, 2002 as follows:

  FUND                                                       CAPITAL LOSSES
 ------                                                      --------------
Large Company Growth Portfolio.........................       $22,850,086
Large Company Value Portfolio..........................         2,197,909
Wilshire 5000 Index Portfolio..........................         8,069,175

7.       Capital Loss Carryforwards.

         At August 31, 2002 the following Funds had available for Federal income tax purposes unused capital losses as follows:

                                                                             EXPIRING AUGUST 31,
                                                                             ------------------
  FUND                                                            2008              2009            2010
 ------                                                           ----              ----            ----
Large Company Growth Portfolio.........................               --                --      $74,831,678
Large Company Value Portfolio..........................               --               --         1,747,244
Small Company Growth Portfolio.........................               --          $148,239          582,749
Small Company Value Portfolio..........................         $617,124                --          269,393
Wilshire 5000 Index Portfolio..........................              --            343,818        1,775,025

The tax character of distributions paid during the fiscal year ended August 31, 2002 were as follows:

                                             LARGE        LARGE        SMALL        SMALL       WILSHIRE
                                            COMPANY      COMPANY      COMPANY      COMPANY       5000
                                             GROWTH       VALUE        GROWTH       VALUE        INDEX
                                           PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                           ----------   ----------   ----------   ----------   ----------
Distributions paid from:
Ordinary income
   (inclusive of short term capital gains) $  577,911   $4,106,930           --   $  366,702   $  652,502
Net long term capital gains .............     627,098    1,309,656           --           --           --
                                           ----------   ----------   ----------   ----------   ----------
Total taxable distributions..............  $1,205,009   $5,416,586           --   $  366,702   $  652,502
                                           ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

As  of  August  31,  2002,   the   components   of   distributable   accumulated
earnings/(losses) on a tax basis were as follows:

                                              LARGE           LARGE          SMALL          SMALL       WILSHIRE
                                             COMPANY         COMPANY        COMPANY        COMPANY        5000
                                             GROWTH           VALUE         GROWTH          VALUE         INDEX
                                            PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           ------------   ------------   ------------   ------------   ------------
Undistributed ordinary income/(loss).....  $    892,410   $    973,677             --   $    456,550   $    632,678
Accumulated capital loss.................   (97,681,764)    (3,945,153)  $   (730,988)      (886,517)   (10,188,018)
Unrealized appreciation/(depreciation)...    (1,826,139)     3,383,844       (421,798)       524,704    (28,218,176)
                                           ------------   ------------   ------------   ------------   ------------
Total accumulated income/(losses)........  $(98,615,493)  $    412,368   $ (1,152,786)  $     94,737   $(37,773,516)
                                           ============   ============   ============    ===========   ============

The difference between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and a REIT return of capital basis adjustment carryforward which only occurs in the Wilshire 5000 Index Portfolio. The cumulative timing difference under ordinary income and capital loss carryover is due to post October losses.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Wilshire Target Funds, Inc.:

         In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Wilshire Target Funds, Inc. (comprised of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio) (the "Fund") at August 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, PA
October 11, 2002

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     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     TAX INFORMATION
     (UNAUDITED)
--------------------------------------------------------------------------------

Long-Term Capital Gains

The amounts of long-term capital gains paid for the fiscal year ended August 31, 2002 were as follows:
   FUND                                           TOTAL
  ------                                        ----------
Large Company Growth Portfolio                  $  627,098
Large Company Value Portfolio                    1,309,656

Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

   FUND                                         PERCENTAGE
  ------                                        ----------
Large Company Growth Portfolio                    70.22%
Large Company Value Portfolio                     48.51%
Small Company Growth Portfolio                     0.00%
Small Company Value Portfolio                    100.00%
Wilshire 5000 Index Portfolio                    100.00%

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------

         Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information includes additional information about the Directors and is available without charge, upon request, by calling 1-888-200-6796.

                                                                   NUMBER OF
                         TERM OF                                 PORTFOLIOS IN
NAME, AGE, ADDRESS 1   OFFICE 2 AND                              FUND COMPLEX          OTHER TRUSTEESHIPS/
AND POSITION(S) WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN BY           DIRECTORSHIPS
THE FUND               TIME SERVED      DURING PAST 5 YEARS         DIRECTOR            HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------
             DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE FUND
------------------------------------------------------------------------------------------------------------------------
DeWitt F. Bowman        Since 1996    Principal, 2/94-present,      Five        Director, 5/00-present, Forward Funds;
(71)                                  Pension Investment                        Trustee, 5/98-present, PCG Private
Director                              Consulting (pension                       Equity Fund; Trustee, 5/95-present,
                                      consulting firm).                         Brandes Institutional International Fund
                                                                                (registered investment companies);
                                                                                Director, 5/94-present, RREEF America
                                                                                REIT (real estate investment trust);
                                                                                Trustee, 3/94-present, Pacific Gas &
                                                                                Electric Nuclear Decommissioning Trust
                                                                                (trust fund for decommissioning nuclear
                                                                                power plants); Treasurer, 10/00-6/01,
                                                                                University of California Regents
                                                                                Investment Management.

Cynthia A. Hargadon     Since 1998    Senior Consultant,            Five        Trustee, 1992-present, America
(47)                                  5/02- present, SPG &                      Investment Trust (registered investment
Director                              Associates                                company).
                                      (consulting firm);
                                      President, 5/00-5/02,
                                      Potomac Asset
                                      Management; Director
                                      of Investments,
                                      7/98-5/00, National
                                      Automobile Dealers
                                      Association;
                                      President,
                                      11/96-7/98, Stable
                                      Value Investment
                                      Association.

1 IF NECESSARY, EACH DIRECTOR MAY BE CONTACTED BY WRITING TO THE COMPANY, C/O WILSHIRE ASSOCIATES INCORPORATED, 1299 OCEAN AVENUE, SUITE 700, SANTA MONICA, CA 90401-1085

2 DIRECTORS HOLD OFFICE UNTIL THEY RESIGN OR THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                                                                   NUMBER OF
                         TERM OF                                 PORTFOLIOS IN
NAME, AGE, ADDRESS 1   OFFICE 2 AND                              FUND COMPLEX          OTHER TRUSTEESHIPS/
AND POSITION(S) WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN BY           DIRECTORSHIPS
THE FUND               TIME SERVED      DURING PAST 5 YEARS         DIRECTOR            HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------
                                        DIRECTORS WHO ARE NOT "INTERESTED PERSONS" OF THE FUND
------------------------------------------------------------------------------------------------------------------------
Anne L. Wexler          Since 1996    Chairman, 1/81-present,        Five       Director, 01/01-present, Methanex Corp.
(72)                                  Wexler Walker Public                      (methanol producer); Director,
Director                              Policy (government                        8/94-present, Dreyfus Florida
                                      relations firm).                          Intermediate Municipal Bond Fund,
                                                                                Dreyfus Florida Municipal Money Market
                                                                                Fund, Dreyfus Global Growth, LP, Dreyfus
                                                                                Investors GNMA Fund, Dreyfus New Jersey
                                                                                Municipal Bond Fund, Inc., Dreyfus New
                                                                                York Insured Tax Exempt Bond Fund,
                                                                                Dreyfus Strategies Growth LP, Dreyfus
                                                                                100% US Treasury Intermediate Term Fund,
                                                                                Dreyfus 100% US Treasury Long Term Fund,
                                                                                Dreyfus 100% US Treasury Money Market
                                                                                Fund, Dreyfus 100% US Treasury Short
                                                                                Term Fund; Director, Premier Global
                                                                                Investing, Inc., 5/91-present; Director,
                                                                                8/91 - present, Dreyfus Edison
                                                                                Electrical Fund, Inc., Dreyfus Life and
                                                                                Annuity Index Fund, Inc., Peoples Index
                                                                                Fund, Inc.; Director, 6/91-present,
                                                                                Peoples S&P Midcap Index Fund, Inc.
                                                                                (registered investment companies);
                                                                                Director, 3/91-present, Comcast (cable
                                                                                provider).

------------------------------------------------------------------------------------------------------------------------
                                          DIRECTORS WHO ARE "INTERESTED PERSONS" OF THE FUND 3
------------------------------------------------------------------------------------------------------------------------
Michael P. O'Keeffe,    Since 2002    President, Chairman,           Five       None
CFA                                   Director,
(43)                                  4/02-present,
President/Chairman/                   Wilshire Target
Director                              Funds, Inc.; Managing
                                      Director,
                                      7/00-present,
                                      Wilshire Associates
                                      Inc.; Vice President,
                                      7/90-7/00, Wilshire
                                      Associates Inc.

1 IF NECESSARY, EACH DIRECTOR MAY BE CONTACTED BY WRITING TO THE COMPANY, C/O WILSHIRE ASSOCIATES INCORPORATED, 1299 OCEAN AVENUE, SUITE 700, SANTA MONICA, CA 90401-1085

2 DIRECTORS HOLD OFFICE UNTIL THEY RESIGN OR THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED.

3 MESSRS. NESBITT AND O'KEEFFE ARE EACH "INTERESTED" DIRECTORS, AS DEFINED BY THE 1940 ACT, BY REASON OF THEIR POSITIONS WITH WILSHIRE.

--------------------------------------------------------------------------------
     WILSHIRE TARGET FUNDS, INC.                       [LETREES GRAPHIC OMITTED]
     ADDITIONAL FUND INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                                                                   NUMBER OF
                         TERM OF                                 PORTFOLIOS IN
NAME, AGE, ADDRESS 1   OFFICE 2 AND                              FUND COMPLEX          OTHER TRUSTEESHIPS/
AND POSITION(S) WITH    LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN BY           DIRECTORSHIPS
THE FUND               TIME SERVED      DURING PAST 5 YEARS         DIRECTOR            HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------
                                          DIRECTORS WHO ARE "INTERESTED PERSONS" OF THE FUND 3
------------------------------------------------------------------------------------------------------------------------
Stephen L. Nesbitt      Since 2002    Director,                     Five        Director, 1/90-present, Wilshire
(49)                                  4/02-present,                             Associates Inc.; Director, 2/97-present,
Director                              Wilshire Target                           Wilshire Global Advisors.
                                      Funds, Inc.; Managing
                                      Director,
                                      7/00-present,
                                      Wilshire Associates
                                      Inc.; Senior Vice
                                      President, 1/91-7/00,
                                      Wilshire Associates
                                      Inc.

------------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Thomas M. Goodrum,      Since 2002    Vice President,                N/A                        N/A
Jr.,                                  Treasurer,
CFA                                   1/02-present,
(34)                                  Wilshire Target
Vice President/                       Funds, Inc.; Vice
Treasurer                             President and
                                      Principal,
                                      1/95-present,
                                      Wilshire Associates
                                      Inc.; Senior
                                      Associate,
                                      12/97-12/99, Wilshire
                                      Associates Inc.

Alan L. Manning         Since 1997    Secretary,                     N/A                        N/A
(53)                                  3/97-present,
Secretary                             Wilshire Target
                                      Funds, Inc.;
                                      Secretary,
                                      3/93-present,
                                      Wilshire Associates
                                      Inc.; Vice President,
                                      General Counsel,
                                      6/84-present,
                                      Wilshire Associates
                                      Inc.




1 IF NECESSARY, EACH DIRECTOR MAY BE CONTACTED BY WRITING TO THE COMPANY, C/O WILSHIRE ASSOCIATES INCORPORATED, 1299 OCEAN AVENUE, SUITE 700, SANTA MONICA, CA 90401-1085

2 DIRECTORS HOLD OFFICE UNTIL THEY RESIGN OR THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED.

3 MESSRS. NESBITT AND O'KEEFFE ARE EACH "INTERESTED" DIRECTORS, AS DEFINED BY THE 1940 ACT, BY REASON OF THEIR POSITIONS WITH WILSHIRE.

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WILSHIRE TARGET FUNDS, INC.

P.O. Box 60488
King of Prussia, Pennsylvania 19406-0488





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